SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-69972)
  UNDER THE SECURITIES ACT OF 1933                               [X]

 Pre-Effective Amendment No.

 Post-Effective Amendment No. 66                                 [X]

and

REGISTRATION STATEMENT (No. 811-3114)
 UNDER THE INVESTMENT COMPANY ACT OF 1940                        [X]

 Amendment No. 66                                                [X]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (April 29, 1999) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (           ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

                                                        FUND                TRADING
                                                        NUMBER              SYMBOL

AIR TRANSPORTATION PORTFOLIO                            034                 FSAIX
AUTOMOTIVE PORTFOLIO                                    502                 FSAVX
BIOTECHNOLOGY PORTFOLIO                                 042                 FBIOX
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO           068                 FSLBX
BUSINESS SERVICES AND OUTSOURCING                       353                 FBSOX
CHEMICALS PORTFOLIO                                     069                 FSCHX
COMPUTERS PORTFOLIO                                     007                 FDCPX
CONSTRUCTION AND HOUSING PORTFOLIO                      511                 FSHOX
CONSUMER INDUSTRIES PORTFOLIO                           517                 FSCPX
CYCLICAL INDUSTRIES PORTFOLIO                           515                 FCYCF
DEFENSE AND AEROSPACE PORTFOLIO                         067                 FSDAX
DEVELOPING COMMUNICATIONS PORTFOLIO                     518                 FSDCX
ELECTRONICS PORTFOLIO                                   008                 FSELX
ENERGY PORTFOLIO                                        060                 FSENX
ENERGY SERVICE PORTFOLIO                                043                 FSESX
ENVIRONMENTAL SERVICES PORTFOLIO                        516                 FSLEX
FINANCIAL SERVICES PORTFOLIO                            066                 FIDSX
FOOD AND AGRICULTURE PORTFOLIO                          009                 FDFAX
GOLD PORTFOLIO                                          041                 FSAGX
HEALTH CARE PORTFOLIO                                   063                 FSPHX
HOME FINANCE PORTFOLIO                                  098                 FSVLX
INDUSTRIAL EQUIPMENT PORTFOLIO                          510                 FSCGX
INDUSTRIAL MATERIALS PORTFOLIO                          509                 FSDPX
INSURANCE PORTFOLIO                                     045                 FSPCX
LEISURE PORTFOLIO                                       062                 FDLSX
MEDICAL DELIVERY PORTFOLIO                              505                 FSHCX
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO                 354                 FSMEX
MULTIMEDIA PORTFOLIO                                    503                 FBMPX
NATURAL GAS PORTFOLIO                                   513                 FSNGX
NATURAL RESOURCES PORTFOLIO                             514                 FNATF
PAPER AND FOREST PRODUCTS PORTFOLIO                     506                 FSPFX
PRECIOUS METALS AND MINERALS PORTFOLIO                  061                 FDPMX
REGIONAL BANKS PORTFOLIO                                507                 FSRBX
RETAILING PORTFOLIO                                     046                 FSRPX
SOFTWARE AND COMPUTER SERVICES PORTFOLIO                028                 FSCSX
TECHNOLOGY PORTFOLIO                                    064                 FSPTX
TELECOMMUNICATIONS PORTFOLIO                            096                 FSTCX
TRANSPORTATION PORTFOLIO                                512                 FSRFX
UTILITIES GROWTH PORTFOLIO                              065                 FSUTX
MONEY MARKET PORTFOLIO                                  085                 FSLXX

PROSPECTUS
APRIL 29, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         17  PERFORMANCE

                         42  FEE TABLE

FUND BASICS              60  INVESTMENT DETAILS

                         73  VALUING SHARES

SHAREHOLDER INFORMATION  73  BUYING AND SELLING SHARES

                         81  EXCHANGING SHARES

                         81  ACCOUNT FEATURES AND POLICIES

                         84  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         84  TAX CONSEQUENCES

FUND SERVICES            85  FUND MANAGEMENT

                         88  FUND DISTRIBUTION

APPENDIX                 89  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

THE STOCK FUNDS

INVESTMENT OBJECTIVE

AIR TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AIR TRANSPORTATION INDUSTRY CONCENTRATION. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, and the price of fuel.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

AUTOMOTIVE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AUTOMOTIVE INDUSTRY CONCENTRATION. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BIOTECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes.

(small solid bullet) Potentially investing in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BIOTECHNOLOGY INDUSTRY CONCENTRATION. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BROKERAGE    AND     INVESTMENT MANAGEMENT PORTFOLIO seeks capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BROKERAGE AND INVESTMENT MANAGEMENT INDUSTRY CONCENTRATION. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing business-related services to companies and other organizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BUSINESS SERVICES AND OUTSOURCING INDUSTRY CONCENTRATION. The business services and outsourcing industry is subject to continued demand for such services and can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CHEMICALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CHEMICAL INDUSTRY CONCENTRATION. The chemical industry can be significantly affected by intense competition, product obsolescence, and government regulation and can be subject to risks associated with the production, handling and disposal of hazardous components.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

COMPUTERS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) COMPUTER INDUSTRY CONCENTRATION. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, and product obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CONSTRUCTION AND HOUSING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSTRUCTION AND HOUSING INDUSTRY CONCENTRATION. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts and the level of new and existing home sales.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CONSUMER INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CYCLICAL INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEFENSE AND AEROSPACE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEFENSE AND AEROSPACE INDUSTRY CONCENTRATION. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEVELOPING COMMUNICATIONS PORTFOLIO seeks capital appreciation.
The fund is subject to the following principal investment risks:

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEVELOPING COMMUNICATIONS INDUSTRY CONCENTRATION. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ELECTRONICS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ELECTRONICS INDUSTRY CONCENTRATION. The electronics industry can be significantly affected by rapid obsolescence, intense competition and global demand.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENERGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY INDUSTRY CONCENTRATION. The energy industry can be significantly affected by fluctuations in price and supply of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENERGY SERVICE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY SERVICE INDUSTRY CONCENTRATION. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENVIRONMENTAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENVIRONMENTAL SERVICES INDUSTRY CONCENTRATION. The environmental services industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FINANCIAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government regulation and relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FOOD AND AGRICULTURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FOOD AND AGRICULTURE INDUSTRY CONCENTRATION. The food and agriculture industry can be significantly affected by demographic and product trends, food fads, marketing campaigns, environmental factors and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

GOLD PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

(small solid bullet) Potentially investing in other precious metals, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) GOLD INDUSTRY CONCENTRATION. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HEALTH CARE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HOME FINANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HOME FINANCE INDUSTRY CONCENTRATION. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL EQUIPMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL EQUIPMENT INDUSTRY CONCENTRATION. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL MATERIALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL MATERIALS INDUSTRY CONCENTRATION. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INSURANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INSURANCE INDUSTRY CONCENTRATION. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

LEISURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) LEISURE INDUSTRY CONCENTRATION. The leisure industry can be significantly affected by changing consumer tastes, intense competition, technological developments and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL DELIVERY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL DELIVERY INDUSTRY CONCENTRATION. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, a shift away from traditional health insurance, and an increased emphasis on outpatient services.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL EQUIPMENT AND SYSTEMS INDUSTRY
CONCENTRATION. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MULTIMEDIA PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MULTIMEDIA INDUSTRY CONCENTRATION. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

NATURAL GAS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL GAS INDUSTRY CONCENTRATION. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

NATURAL RESOURCES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PAPER AND FOREST PRODUCTS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PAPER AND FOREST PRODUCTS INDUSTRY CONCENTRATION. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PRECIOUS METALS AND MINERALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals.

(small solid bullet) Potentially investing in securities of companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PRECIOUS METALS AND MINERALS INDUSTRY
CONCENTRATION. The precious metals and minerals industry can be significantly affected by international political and monetary developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

REGIONAL BANKS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans (these companies concentrate their operations in a specific part of the country).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) REGIONAL BANKS INDUSTRY CONCENTRATION. The regional banking industry can be significantly affected by legislation that would reduce the separation between commercial and investment banking businesses and could change capitalization requirements and the savings and loan industry and increase competition, and by changes in general economic conditions and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

RETAILING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) RETAIL INDUSTRY CONCENTRATION. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

SOFTWARE AND COMPUTER SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) SOFTWARE AND COMPUTER SERVICES INDUSTRY
CONCENTRATION. The software and computer services industry can be significantly affected by competitive pressures, which can lead to aggressive pricing and slower selling cycles.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TELECOMMUNICATIONS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TELECOMMUNICATIONS INDUSTRY CONCENTRATION. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TRANSPORTATION INDUSTRY CONCENTRATION. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

UTILITIES GROWTH PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each stock fund (except Financial Services, Home Finance and Regional Banks) is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a stock fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a stock fund, they could be worth more or less than what you paid for them.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing at least 80% of assets in money market instruments.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in
government regulation    and interest rates a    nd economic downturns
can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year and compares the stock funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Because Business Services and Outsourcing and Medical Equipment and Systems were new when this prospectus was printed, their performance history is not included. Performance history will be available for Business Services and Outsourcing and Medical Equipment and Systems after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.


AIR TRANSPORTATION

Calendar Years      1989    1990     1991    1992   1993    1994     1995    1996   1997    1998

                    26.33%  -18.18%  37.06%  6.57%  30.89%  -21.74%  59.54%  1.25%  31.14%  6.42%




Percentage (%)
Row: 1, Col: 1, Value: 26.33
Row: 2, Col: 1, Value: -18.18
Row: 3, Col: 1, Value: 37.06
Row: 4, Col: 1, Value: 6.57
Row: 5, Col: 1, Value: 30.89
Row: 6, Col: 1, Value: -21.74
Row: 7, Col: 1, Value: 59.54
Row: 8, Col: 1, Value: 1.25
Row: 9, Col: 1, Value: 31.14
Row: 10, Col: 1, Value: 6.42

DURING THE PERIODS SHOWN IN THE CHART FOR AIR TRANSPORTATION, THE
HIGHEST RETURN FOR A QUARTER WAS    23.90    % (QUARTER ENDING
   MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
-26.72    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AIR TRANSPORTATION
WAS    14.8    2%.


AUTOMOTIVE

Calendar Years  1989   1990    1991    1992    1993    1994     1995    1996    1997    1998

                4.10%  -6.72%  37.33%  41.61%  35.38%  -12.75%  13.43%  16.07%  16.78%  4.94%




Percentage (%)
Row: 1, Col: 1, Value: 4.1
Row: 2, Col: 1, Value: -6.72
Row: 3, Col: 1, Value: 37.33
Row: 4, Col: 1, Value: 41.61
Row: 5, Col: 1, Value: 35.38
Row: 6, Col: 1, Value: -12.75
Row: 7, Col: 1, Value: 13.43
Row: 8, Col: 1, Value: 16.07
Row: 9, Col: 1, Value: 16.78
Row: 10, Col: 1, Value: 4.94

DURING THE PERIODS SHOWN IN THE CHART FOR AUTOMOTIVE, THE HIGHEST
RETURN FOR A QUARTER WAS    24.59    % (QUARTER ENDING    MARCH 31,
1992    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -22.31    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AUTOMOTIVE WAS
   -7.29%    .


BIOTECHNOLOGY

Calendar Years  1989    1990    1991    1992     1993   1994     1995    1996   1997    1998

                43.93%  44.35%  99.05%  -10.34%  0.70%  -18.18%  49.10%  5.61%  15.27%  29.72%




Percentage (%)
Row: 1, Col: 1, Value: 43.93
Row: 2, Col: 1, Value: 44.34999999999999
Row: 3, Col: 1, Value: 99.05
Row: 4, Col: 1, Value: -10.34
Row: 5, Col: 1, Value: 0.7000000000000001
Row: 6, Col: 1, Value: -18.18
Row: 7, Col: 1, Value: 49.1
Row: 8, Col: 1, Value: 5.609999999999999
Row: 9, Col: 1, Value: 15.27
Row: 10, Col: 1, Value: 29.72

DURING THE PERIODS SHOWN IN THE CHART FOR BIOTECHNOLOGY, THE HIGHEST
RETURN FOR A QUARTER WAS    40.42    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -19.25    %
(QUARTER ENDING    MARCH 31, 1993    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BIOTECHNOLOGY WAS
   9.08    %.


BROKERAGE AND INVESTMENT
MANAGEMENT

Calendar Years            1989    1990     1991    1992   1993    1994     1995    1996    1997    1998

                          14.06%  -16.18%  82.26%  5.12%  49.33%  -17.27%  23.59%  39.66%  62.32%  5.67%




Percentage (%)
Row: 1, Col: 1, Value: 14.06
Row: 2, Col: 1, Value: -16.18
Row: 3, Col: 1, Value: 82.26000000000001
Row: 4, Col: 1, Value: 5.119999999999999
Row: 5, Col: 1, Value: 49.33
Row: 6, Col: 1, Value: -17.27
Row: 7, Col: 1, Value: 23.59
Row: 8, Col: 1, Value: 39.66
Row: 9, Col: 1, Value: 62.32
Row: 10, Col: 1, Value: 5.67

DURING THE PERIODS SHOWN IN THE CHART FOR BROKERAGE AND INVESTMENT
MANAGEMENT, THE HIGHEST RETURN FOR A QUARTER WAS    31.28    %
(QUARTER ENDING    MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -33.12    % (QUARTER ENDIN   G SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BROKERAGE AND
INVESTMENT MANAGEMENT WAS    15.47%    .


CHEMICALS

Calendar Years  1989    1990    1991    1992   1993    1994    1995    1996    1997    1998

                17.31%  -4.13%  38.66%  8.90%  12.76%  14.78%  21.45%  21.52%  16.48%  -15.90%




Percentage (%)
Row: 1, Col: 1, Value: 17.31
Row: 2, Col: 1, Value: -4.13
Row: 3, Col: 1, Value: 38.66
Row: 4, Col: 1, Value: 8.9
Row: 5, Col: 1, Value: 12.76
Row: 6, Col: 1, Value: 14.78
Row: 7, Col: 1, Value: 21.45
Row: 8, Col: 1, Value: 21.52
Row: 9, Col: 1, Value: 16.48
Row: 10, Col: 1, Value: -15.9

DURING THE PERIODS SHOWN IN THE CHART FOR CHEMICALS, THE HIGHEST
RETURN FOR A QUARTER WAS    17.65    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -19.95    %
(QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CHEMICALS WAS
-   1.38%    .


COMPUTERS

Calendar Years  1989   1990    1991    1992    1993    1994    1995    1996    1997   1998

                6.84%  18.41%  30.75%  21.96%  28.87%  20.45%  51.83%  31.62%  0.10%  96.37%




Percentage (%)
Row: 1, Col: 1, Value: 6.84
Row: 2, Col: 1, Value: 18.41
Row: 3, Col: 1, Value: 30.75
Row: 4, Col: 1, Value: 21.96
Row: 5, Col: 1, Value: 28.87
Row: 6, Col: 1, Value: 20.45
Row: 7, Col: 1, Value: 51.83
Row: 8, Col: 1, Value: 31.62
Row: 9, Col: 1, Value: 0.1
Row: 10, Col: 1, Value: 96.36999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR COMPUTERS, THE HIGHEST
RETURN FOR A QUARTER WAS    39.44    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -27.00    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR COMPUTERS WAS
   13.50%    .


CONSTRUCTION AND HOUSING

Calendar Years             1989    1990    1991    1992    1993    1994     1995    1996    1997    1998

                           16.60%  -9.64%  41.31%  18.71%  33.61%  -15.94%  28.78%  13.21%  29.83%  22.84%




Percentage (%)
Row: 1, Col: 1, Value: 16.6
Row: 2, Col: 1, Value: -9.639999999999999
Row: 3, Col: 1, Value: 41.31
Row: 4, Col: 1, Value: 18.71
Row: 5, Col: 1, Value: 33.61
Row: 6, Col: 1, Value: -15.94
Row: 7, Col: 1, Value: 28.78
Row: 8, Col: 1, Value: 13.21
Row: 9, Col: 1, Value: 29.83
Row: 10, Col: 1, Value: 22.84

DURING THE PERIODS SHOWN IN THE CHART FOR CONSTRUCTION AND HOUSING,
THE HIGHEST RETURN FOR A QUARTER WAS    29.68    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -25.81    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSTRUCTION AND
HOUSING WAS -   11.39%    .


CONSUMER INDUSTRIES

Calendar Years                1991    1992   1993    1994    1995    1996    1997    1998

                              38.53%  8.56%  24.67%  -7.07%  28.30%  13.15%  38.06%  27.49%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 38.53
Row: 4, Col: 1, Value: 8.560000000000001
Row: 5, Col: 1, Value: 24.67
Row: 6, Col: 1, Value: -7.07
Row: 7, Col: 1, Value: 28.3
Row: 8, Col: 1, Value: 13.15
Row: 9, Col: 1, Value: 38.06
Row: 10, Col: 1, Value: 27.49

DURING THE PERIODS SHOWN IN THE CHART FOR CONSUMER INDUSTRIES, THE
HIGHEST RETURN FOR A QUARTER WAS    27.07    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -15.37    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSUMER INDUSTRIES
WAS    2.51%.

CYCLICAL INDUSTRIES

Calendar Year                                            1998

                                                         8.77%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 8.77

DURING THE PERIOD SHOWN IN THE CHART FOR CYCLICAL INDUSTRIES, THE
HIGHEST RETURN FOR A QUARTER WAS    17.39    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -19.87    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CYCLICAL INDUSTRIES
WAS    -3.20%.


DEFENSE AND AEROSPACE

Calendar Years          1989   1990    1991    1992   1993    1994   1995    1996    1997    1998

                        8.81%  -4.58%  26.93%  0.00%  28.86%  1.76%  47.36%  25.03%  23.57%  4.34%




Percentage (%)
Row: 1, Col: 1, Value: 8.810000000000001
Row: 2, Col: 1, Value: -4.58
Row: 3, Col: 1, Value: 26.93
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 28.86
Row: 6, Col: 1, Value: 1.76
Row: 7, Col: 1, Value: 47.36
Row: 8, Col: 1, Value: 25.03
Row: 9, Col: 1, Value: 23.57
Row: 10, Col: 1, Value: 4.34

DURING THE PERIODS SHOWN IN THE CHART FOR DEFENSE AND AEROSPACE, THE
HIGHEST RETURN FOR A QUARTER WAS    23.08    % (QUARTER ENDING
   SEPTEMBER 30, 1997    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -18.25    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEFENSE AND AEROSPACE
WAS    -0.18    %.


DEVELOPING COMMUNICATIONS

Calendar Years                      1991    1992    1993    1994    1995    1996    1997   1998

                                    61.39%  17.21%  31.77%  15.14%  17.37%  14.55%  6.04%  67.68%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 61.39
Row: 4, Col: 1, Value: 17.21
Row: 5, Col: 1, Value: 31.77
Row: 6, Col: 1, Value: 15.14
Row: 7, Col: 1, Value: 17.37
Row: 8, Col: 1, Value: 14.55
Row: 9, Col: 1, Value: 6.04
Row: 10, Col: 1, Value: 67.67999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR DEVELOPING COMMUNICATIONS,
THE HIGHEST RETURN FOR A QUARTER WAS    48.91    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -15.48    % (QUARTER ENDING    MARCH 31, 1997    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEVELOPING
COMMUNICATIONS WAS    25.57    %.


ELECTRONICS

Calendar Years  1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                15.67%  5.81%  35.29%  27.44%  32.08%  17.17%  68.97%  41.72%  13.72%  51.12%




Percentage (%)
Row: 1, Col: 1, Value: 15.67
Row: 2, Col: 1, Value: 5.81
Row: 3, Col: 1, Value: 35.29000000000001
Row: 4, Col: 1, Value: 27.44
Row: 5, Col: 1, Value: 32.08
Row: 6, Col: 1, Value: 17.17
Row: 7, Col: 1, Value: 68.97
Row: 8, Col: 1, Value: 41.72000000000001
Row: 9, Col: 1, Value: 13.72
Row: 10, Col: 1, Value: 51.12000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR ELECTRONICS, THE HIGHEST
RETURN FOR A QUARTER WAS    56.77    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -31.76    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ELECTRONICS WAS
   5.80    %.


ENERGY

Calendar Years  1989    1990    1991   1992    1993    1994   1995    1996    1997    1998

                42.83%  -4.49%  0.04%  -2.39%  19.15%  0.41%  21.38%  32.47%  10.28%  -14.74%




Percentage (%)
Row: 1, Col: 1, Value: 42.83
Row: 2, Col: 1, Value: -4.49
Row: 3, Col: 1, Value: 0.04000000000000001
Row: 4, Col: 1, Value: -2.93
Row: 5, Col: 1, Value: 19.15
Row: 6, Col: 1, Value: 0.41
Row: 7, Col: 1, Value: 21.38
Row: 8, Col: 1, Value: 32.47
Row: 9, Col: 1, Value: 10.28
Row: 10, Col: 1, Value: -14.74

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY, THE HIGHEST RETURN
FOR A QUARTER WAS    16.27    % (QUARTER ENDING    MARCH 31, 1993    )
AND THE LOWEST RETURN FOR A QUARTER WAS    -11.75    % (QUARTER ENDING
   SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY WAS
   11.07    %.


ENERGY SERVICE

Calendar Years  1989    1990   1991     1992   1993    1994   1995    1996    1997    1998

                59.44%  1.75%  -23.48%  3.43%  20.96%  0.57%  40.87%  49.08%  51.87%  -49.72%




Percentage (%)
Row: 1, Col: 1, Value: 59.44
Row: 2, Col: 1, Value: 1.75
Row: 3, Col: 1, Value: -23.48
Row: 4, Col: 1, Value: 3.43
Row: 5, Col: 1, Value: 20.96
Row: 6, Col: 1, Value: 0.5700000000000001
Row: 7, Col: 1, Value: 40.87
Row: 8, Col: 1, Value: 49.08
Row: 9, Col: 1, Value: 51.87
Row: 10, Col: 1, Value: -49.72000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY SERVICE, THE HIGHEST
RETURN FOR A QUARTER WAS    36.86    % (QUARTER ENDING    SEPTEMBER
30, 1997    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -34.78    %
(QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY SERVICE WAS
   27.02    %.


ENVIRONMENTAL SERVICES

Calendar Years               1990    1991   1992    1993    1994    1995    1996    1997    1998

                             -2.48%  7.66%  -1.37%  -0.62%  -9.55%  26.13%  15.61%  17.87%  -16.96%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -2.48
Row: 3, Col: 1, Value: 7.659999999999999
Row: 4, Col: 1, Value: -1.37
Row: 5, Col: 1, Value: -0.6200000000000001
Row: 6, Col: 1, Value: -9.550000000000001
Row: 7, Col: 1, Value: 26.13
Row: 8, Col: 1, Value: 15.61
Row: 9, Col: 1, Value: 17.87
Row: 10, Col: 1, Value: -16.96

DURING THE PERIODS SHOWN IN THE CHART FOR ENVIRONMENTAL SERVICES, THE
HIGHEST RETURN FOR A QUARTER WAS    13.75    % (QUARTER ENDING
MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -19.57    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENVIRONMENTAL
SERVICES WAS    -8.78    %.


FINANCIAL SERVICES

Calendar Years       1989    1990     1991    1992    1993    1994    1995    1996    1997    1998

                     19.34%  -24.33%  61.63%  42.82%  17.55%  -3.65%  47.34%  32.12%  41.98%  14.13%




Percentage (%)
Row: 1, Col: 1, Value: 19.34
Row: 2, Col: 1, Value: -24.33
Row: 3, Col: 1, Value: 61.63
Row: 4, Col: 1, Value: 42.82
Row: 5, Col: 1, Value: 17.55
Row: 6, Col: 1, Value: -3.65
Row: 7, Col: 1, Value: 47.34
Row: 8, Col: 1, Value: 32.12000000000001
Row: 9, Col: 1, Value: 41.98
Row: 10, Col: 1, Value: 14.13

DURING THE PERIODS SHOWN IN THE CHART FOR FINANCIAL SERVICES, THE
HIGHEST RETURN FOR A QUARTER WAS    27.43    % (QUARTER ENDING
   MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -29.89    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FINANCIAL SERVICES
WAS    5.74    %.


FOOD AND AGRICULTURE

Calendar Years         1989    1990   1991    1992   1993   1994   1995    1996    1997    1998

                       38.87%  9.33%  34.09%  6.03%  8.82%  6.09%  36.64%  13.35%  30.34%  15.69%




Percentage (%)
Row: 1, Col: 1, Value: 38.87
Row: 2, Col: 1, Value: 9.33
Row: 3, Col: 1, Value: 34.09
Row: 4, Col: 1, Value: 6.03
Row: 5, Col: 1, Value: 8.82
Row: 6, Col: 1, Value: 6.09
Row: 7, Col: 1, Value: 36.64
Row: 8, Col: 1, Value: 13.35
Row: 9, Col: 1, Value: 30.34
Row: 10, Col: 1, Value: 15.69

DURING THE PERIODS SHOWN IN THE CHART FOR FOOD AND AGRICULTURE, THE
HIGHEST RETURN FOR A QUARTER WAS    16.88    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -10.29    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FOOD AND AGRICULTURE
WAS    -8.12    %.


GOLD

Calendar Years  1989    1990     1991    1992    1993    1994     1995    1996    1997     1998

                22.04%  -17.20%  -6.14%  -3.09%  78.68%  -15.46%  11.20%  19.92%  -39.39%  -8.64%




Percentage (%)
Row: 1, Col: 1, Value: 22.04
Row: 2, Col: 1, Value: -17.2
Row: 3, Col: 1, Value: -6.14
Row: 4, Col: 1, Value: -3.09
Row: 5, Col: 1, Value: 78.67999999999999
Row: 6, Col: 1, Value: -15.46
Row: 7, Col: 1, Value: 11.2
Row: 8, Col: 1, Value: 19.92
Row: 9, Col: 1, Value: -39.39
Row: 10, Col: 1, Value: -8.639999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR GOLD, THE HIGHEST RETURN FOR
A QUARTER WAS    32.47    % (QUARTER ENDING    JUNE 30, 1993    ) AND
THE LOWEST RETURN FOR A QUARTER WAS    -32.11    % (QUARTER ENDING
   DECEMBER 31, 1997    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR GOLD WAS
   -6.09    %.


HEALTH CARE

Calendar Years  1989    1990    1991    1992     1993   1994    1995    1996    1997    1998

                42.49%  24.32%  83.69%  -17.43%  2.42%  21.46%  45.86%  15.46%  31.15%  41.28%




Percentage (%)
Row: 1, Col: 1, Value: 42.49
Row: 2, Col: 1, Value: 24.32
Row: 3, Col: 1, Value: 83.69
Row: 4, Col: 1, Value: -17.43
Row: 5, Col: 1, Value: 2.42
Row: 6, Col: 1, Value: 21.46
Row: 7, Col: 1, Value: 45.86
Row: 8, Col: 1, Value: 15.46
Row: 9, Col: 1, Value: 31.15
Row: 10, Col: 1, Value: 41.28

DURING THE PERIODS SHOWN IN THE CHART FOR HEALTH CARE, THE HIGHEST
RETURN FOR A QUARTER WAS    34.45    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -13.15    %
(QUARTER ENDING    MARCH 31, 1992    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HEALTH CARE WAS
   1.99    %.


HOME FINANCE

Calendar Years  1989   1990     1991    1992    1993    1994   1995    1996    1997    1998

                9.33%  -15.08%  64.61%  57.85%  27.29%  2.68%  53.49%  36.88%  45.75%  -14.81%




Percentage (%)
Row: 1, Col: 1, Value: 9.33
Row: 2, Col: 1, Value: -15.08
Row: 3, Col: 1, Value: 64.61
Row: 4, Col: 1, Value: 57.84999999999999
Row: 5, Col: 1, Value: 27.29
Row: 6, Col: 1, Value: 2.68
Row: 7, Col: 1, Value: 53.49
Row: 8, Col: 1, Value: 36.88
Row: 9, Col: 1, Value: 45.75
Row: 10, Col: 1, Value: -14.81

DURING THE PERIODS SHOWN IN THE CHART FOR HOME FINANCE, THE HIGHEST
RETURN FOR A QUARTER WAS    30.19    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -25.76    %
(QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HOME FINANCE WAS
   -0.62    %.


INDUSTRIAL EQUIPMENT

Calendar Years         1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                       17.95%  -15.51%  26.84%  11.34%  43.33%  3.13%  27.81%  26.71%  18.55%  12.67%




Percentage (%)
Row: 1, Col: 1, Value: 17.95
Row: 2, Col: 1, Value: -15.51
Row: 3, Col: 1, Value: 26.84
Row: 4, Col: 1, Value: 11.34
Row: 5, Col: 1, Value: 43.33
Row: 6, Col: 1, Value: 3.13
Row: 7, Col: 1, Value: 27.81
Row: 8, Col: 1, Value: 26.71
Row: 9, Col: 1, Value: 18.55
Row: 10, Col: 1, Value: 12.67

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL EQUIPMENT, THE
HIGHEST RETURN FOR A QUARTER WAS    20.08    % (QUARTER ENDING
   MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -29.18    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL EQUIPMENT
WAS    -1.47    %.

INDUSTRIAL MATERIALS

Calendar Years         1989   1990     1991    1992    1993    1994   1995    1996    1997   1998

                       4.45%  -17.17%  35.81%  12.37%  21.38%  8.19%  15.39%  14.01%  1.75%  -11.02%



Percentage (%)
Row: 1, Col: 1, Value: 4.45
Row: 2, Col: 1, Value: -17.17
Row: 3, Col: 1, Value: 35.81
Row: 4, Col: 1, Value: 12.37
Row: 5, Col: 1, Value: 21.38
Row: 6, Col: 1, Value: 8.19
Row: 7, Col: 1, Value: 15.39
Row: 8, Col: 1, Value: 14.01
Row: 9, Col: 1, Value: 1.75
Row: 10, Col: 1, Value: -11.02

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL MATERIALS, THE
HIGHEST RETURN FOR A QUARTER WAS    12.69    % (QUARTER ENDING
   MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -21.26    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL MATERIALS
WAS    0.10    %.


INSURANCE

Calendar Years  1989    1990    1991    1992    1993   1994    1995    1996    1997    1998

                37.83%  -9.81%  36.68%  22.50%  8.18%  -0.35%  34.81%  23.71%  42.47%  20.32%




Percentage (%)
Row: 1, Col: 1, Value: 37.83
Row: 2, Col: 1, Value: -9.810000000000001
Row: 3, Col: 1, Value: 36.68
Row: 4, Col: 1, Value: 22.5
Row: 5, Col: 1, Value: 8.18
Row: 6, Col: 1, Value: -0.35
Row: 7, Col: 1, Value: 34.81
Row: 8, Col: 1, Value: 23.71
Row: 9, Col: 1, Value: 42.47
Row: 10, Col: 1, Value: 20.32

DURING THE PERIODS SHOWN IN THE CHART FOR INSURANCE, THE HIGHEST
RETURN FOR A QUARTER WAS    23.68    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -19.37    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INSURANCE WAS
   0.97    %.


LEISURE

Calendar Years  1989    1990     1991    1992    1993    1994    1995    1996    1997    1998

                31.21%  -22.29%  32.94%  16.23%  39.55%  -6.84%  26.96%  13.41%  41.29%  37.92%




Percentage (%)
Row: 1, Col: 1, Value: 31.21
Row: 2, Col: 1, Value: -22.29
Row: 3, Col: 1, Value: 32.94
Row: 4, Col: 1, Value: 16.23
Row: 5, Col: 1, Value: 39.55
Row: 6, Col: 1, Value: -6.84
Row: 7, Col: 1, Value: 26.96
Row: 8, Col: 1, Value: 13.41
Row: 9, Col: 1, Value: 41.29000000000001
Row: 10, Col: 1, Value: 37.92

DURING THE PERIODS SHOWN IN THE CHART FOR LEISURE, THE HIGHEST RETURN
FOR A QUARTER WAS    32.19    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -22.70    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR LEISURE WAS
   16.40    %.


MEDICAL DELIVERY

Calendar Years     1989    1990    1991    1992     1993   1994    1995    1996    1997    1998

                   58.02%  16.26%  77.83%  -13.19%  5.52%  19.84%  32.18%  11.00%  20.14%  -6.16%




Percentage (%)
Row: 1, Col: 1, Value: 58.02
Row: 2, Col: 1, Value: 16.26
Row: 3, Col: 1, Value: 77.83
Row: 4, Col: 1, Value: -13.19
Row: 5, Col: 1, Value: 5.52
Row: 6, Col: 1, Value: 19.84
Row: 7, Col: 1, Value: 32.18
Row: 8, Col: 1, Value: 11.0
Row: 9, Col: 1, Value: 20.14
Row: 10, Col: 1, Value: -6.159999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR MEDICAL DELIVERY, THE
HIGHEST RETURN FOR A QUARTER WAS    41.61    % (QUARTER ENDING
   MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -26.26    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MEDICAL DELIVERY WAS
   -21.50    %.


MULTIMEDIA

Calendar Years  1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                32.54%  -26.21%  37.85%  21.50%  38.02%  4.00%  33.67%  1.07%  30.93%  35.69%




Percentage (%)
Row: 1, Col: 1, Value: 32.54
Row: 2, Col: 1, Value: -26.21
Row: 3, Col: 1, Value: 37.84999999999999
Row: 4, Col: 1, Value: 21.5
Row: 5, Col: 1, Value: 38.02
Row: 6, Col: 1, Value: 4.0
Row: 7, Col: 1, Value: 33.67
Row: 8, Col: 1, Value: 1.07
Row: 9, Col: 1, Value: 30.93
Row: 10, Col: 1, Value: 35.69000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR MULTIMEDIA, THE HIGHEST
RETURN FOR A QUARTER WAS    27.35    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -24.82    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MULTIMEDIA WAS
   11.37    %.


NATURAL GAS

Calendar Years                      1994    1995    1996    1997    1998

                                    -6.84%  30.38%  34.32%  -8.06%  -12.40%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: -6.84
Row: 7, Col: 1, Value: 30.38
Row: 8, Col: 1, Value: 34.32
Row: 9, Col: 1, Value: -8.060000000000001
Row: 10, Col: 1, Value: -12.4

DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL GAS, THE HIGHEST
RETURN FOR A QUARTER WAS    16.45    % (QUARTER ENDING    SEPTEMBER
30, 1997    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -16.04    %
(QUARTER ENDING    MARCH 31, 1997    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL GAS WAS
   7.20    %.

NATURAL RESOURCES

Calendar Year                                           1998

                                                        -16.57%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: -16.57

DURING THE PERIOD SHOWN IN THE CHART FOR NATURAL RESOURCES, THE
HIGHEST RETURN FOR A QUARTER WAS    4.82    % (QUARTER ENDING    MARCH
31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -11.34    %
(QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL RESOURCES WAS
   10.51    %.


PAPER AND FOREST PRODUCTS

Calendar Years              1989   1990     1991    1992    1993    1994    1995    1996   1997   1998

                            4.08%  -15.11%  34.77%  12.05%  18.55%  14.14%  21.91%  7.07%  9.35%  -7.89%




Percentage (%)
Row: 1, Col: 1, Value: 4.08
Row: 2, Col: 1, Value: -15.11
Row: 3, Col: 1, Value: 34.77
Row: 4, Col: 1, Value: 12.05
Row: 5, Col: 1, Value: 18.55
Row: 6, Col: 1, Value: 14.14
Row: 7, Col: 1, Value: 21.91
Row: 8, Col: 1, Value: 7.07
Row: 9, Col: 1, Value: 9.350000000000001
Row: 10, Col: 1, Value: -7.89

DURING THE PERIODS SHOWN IN THE CHART FOR PAPER AND FOREST PRODUCTS,
THE HIGHEST RETURN FOR A QUARTER WAS    22.74    % (QUARTER ENDING
   SEPTEMBER 30, 1994    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -21.04    % (QUARTER ENDING    SEPTEMBER 30, 1998    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PAPER AND FOREST
PRODUCTS WAS    1.41    %.


PRECIOUS METALS AND MINERALS

Calendar Years                 1989    1990     1991   1992     1993     1994    1995    1996   1997     1998

                               32.16%  -21.07%  1.54%  -21.87%  111.62%  -1.14%  -3.34%  5.42%  -44.89%  0.10%




Percentage (%)
Row: 1, Col: 1, Value: 32.16
Row: 2, Col: 1, Value: -21.07
Row: 3, Col: 1, Value: 1.54
Row: 4, Col: 1, Value: -21.87
Row: 5, Col: 1, Value: 111.62
Row: 6, Col: 1, Value: -1.14
Row: 7, Col: 1, Value: -3.34
Row: 8, Col: 1, Value: 5.42
Row: 9, Col: 1, Value: -44.89
Row: 10, Col: 1, Value: 0.1

DURING THE PERIODS SHOWN IN THE CHART FOR PRECIOUS METALS AND
MINERALS, THE HIGHEST RETURN FOR A QUARTER WAS    33.66    % (QUARTER
ENDING    JUNE 30, 1993    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -31.22    % (QUARTER ENDING    DECEMBER 31, 1997    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PRECIOUS METALS AND
MINERALS WAS    -7.09    %.


REGIONAL BANKS

Calendar Years   1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                 26.65%  -20.67%  65.79%  48.52%  11.17%  0.22%  46.77%  35.89%  45.56%  11.85%




Percentage (%)
Row: 1, Col: 1, Value: 26.65
Row: 2, Col: 1, Value: -20.67
Row: 3, Col: 1, Value: 65.79000000000001
Row: 4, Col: 1, Value: 48.52
Row: 5, Col: 1, Value: 11.17
Row: 6, Col: 1, Value: 0.22
Row: 7, Col: 1, Value: 46.77
Row: 8, Col: 1, Value: 35.89
Row: 9, Col: 1, Value: 45.56
Row: 10, Col: 1, Value: 11.85

DURING THE PERIODS SHOWN IN THE CHART FOR REGIONAL BANKS, THE HIGHEST
RETURN FOR A QUARTER WAS    22.20    % (QUARTER ENDING    MARCH 31,
1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -25.20    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR REGIONAL BANKS WAS
   -3.13    %.


RETAILING

Calendar Years  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

                29.53%  -5.03%  68.13%  22.08%  13.03%  -5.01%  11.98%  20.86%  41.73%  45.76%




Percentage (%)
Row: 1, Col: 1, Value: 29.53
Row: 2, Col: 1, Value: -5.03
Row: 3, Col: 1, Value: 68.13
Row: 4, Col: 1, Value: 22.08
Row: 5, Col: 1, Value: 13.03
Row: 6, Col: 1, Value: -5.01
Row: 7, Col: 1, Value: 11.98
Row: 8, Col: 1, Value: 20.86
Row: 9, Col: 1, Value: 41.73
Row: 10, Col: 1, Value: 45.76000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR RETAILING, THE HIGHEST
RETURN FOR A QUARTER WAS    34.78    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -27.05    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR RETAILING WAS
   5.88    %.


SOFTWARE AND COMPUTER SERVICES

Calendar Years                   1989    1990   1991    1992    1993    1994   1995    1996    1997    1998

                                 12.05%  0.86%  45.84%  35.54%  32.73%  0.39%  46.26%  21.77%  15.01%  45.77%




Percentage (%)
Row: 1, Col: 1, Value: 12.05
Row: 2, Col: 1, Value: 0.8600000000000001
Row: 3, Col: 1, Value: 45.84
Row: 4, Col: 1, Value: 35.54
Row: 5, Col: 1, Value: 32.73
Row: 6, Col: 1, Value: 0.3900000000000001
Row: 7, Col: 1, Value: 46.26000000000001
Row: 8, Col: 1, Value: 21.77
Row: 9, Col: 1, Value: 15.01
Row: 10, Col: 1, Value: 45.77

DURING THE PERIODS SHOWN IN THE CHART FOR SOFTWARE AND COMPUTER
SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS    30.03    % (QUARTER
ENDING    MARCH 31, 1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -30.81    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SOFTWARE AND COMPUTER
SERVICES WAS    9.12    %.


TECHNOLOGY

Calendar Years  1989    1990    1991    1992   1993    1994    1995    1996    1997    1998

                16.99%  10.50%  58.97%  8.72%  28.65%  11.13%  43.81%  15.82%  10.33%  74.16%




Percentage (%)
Row: 1, Col: 1, Value: 16.99
Row: 2, Col: 1, Value: 10.5
Row: 3, Col: 1, Value: 58.97
Row: 4, Col: 1, Value: 8.719999999999999
Row: 5, Col: 1, Value: 28.65
Row: 6, Col: 1, Value: 11.13
Row: 7, Col: 1, Value: 43.81
Row: 8, Col: 1, Value: 15.82
Row: 9, Col: 1, Value: 10.33
Row: 10, Col: 1, Value: 74.16

DURING THE PERIODS SHOWN IN THE CHART FOR TECHNOLOGY, THE HIGHEST
RETURN FOR A QUARTER WAS    45.96    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -25.19    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TECHNOLOGY WAS
   18.63    %.


TELECOMMUNICATIONS

Calendar Years       1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                     50.88%  -16.40%  30.85%  15.32%  29.72%  4.32%  29.66%  5.40%  25.83%  41.04%




Percentage (%)
Row: 1, Col: 1, Value: 50.88
Row: 2, Col: 1, Value: -16.4
Row: 3, Col: 1, Value: 30.85
Row: 4, Col: 1, Value: 15.32
Row: 5, Col: 1, Value: 29.72
Row: 6, Col: 1, Value: 4.319999999999999
Row: 7, Col: 1, Value: 29.66
Row: 8, Col: 1, Value: 5.4
Row: 9, Col: 1, Value: 25.83
Row: 10, Col: 1, Value: 41.04

DURING THE PERIODS SHOWN IN THE CHART FOR TELECOMMUNICATIONS, THE
HIGHEST RETURN FOR A QUARTER WAS    30.69    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -21.14    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TELECOMMUNICATIONS
WAS    10.09    %.


TRANSPORTATION

Calendar Years   1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                 28.49%  -21.59%  54.14%  23.79%  29.32%  3.87%  15.17%  9.50%  32.13%  -4.34%




Percentage (%)
Row: 1, Col: 1, Value: 28.49
Row: 2, Col: 1, Value: -21.59
Row: 3, Col: 1, Value: 54.14
Row: 4, Col: 1, Value: 23.79
Row: 5, Col: 1, Value: 29.32
Row: 6, Col: 1, Value: 3.87
Row: 7, Col: 1, Value: 15.17
Row: 8, Col: 1, Value: 9.5
Row: 9, Col: 1, Value: 32.13
Row: 10, Col: 1, Value: -4.34

DURING THE PERIODS SHOWN IN THE CHART FOR TRANSPORTATION, THE HIGHEST
RETURN FOR A QUARTER WAS    19.76    % (QUARTER ENDING    DECEMBER 31,
1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS    -25.91    %
(QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TRANSPORTATION WAS
   15.57    %.


UTILITIES GROWTH

Calendar Years     1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                   39.02%  0.55%  21.03%  10.59%  12.54%  -7.41%  34.39%  11.37%  30.31%  43.16%




Percentage (%)
Row: 1, Col: 1, Value: 39.02
Row: 2, Col: 1, Value: 0.55
Row: 3, Col: 1, Value: 21.03
Row: 4, Col: 1, Value: 10.59
Row: 5, Col: 1, Value: 12.54
Row: 6, Col: 1, Value: -7.41
Row: 7, Col: 1, Value: 34.39
Row: 8, Col: 1, Value: 11.37
Row: 9, Col: 1, Value: 30.31
Row: 10, Col: 1, Value: 43.16

DURING THE PERIODS SHOWN IN THE CHART FOR UTILITIES GROWTH, THE
HIGHEST RETURN FOR A QUARTER WAS    23.01    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -6.17    % (QUARTER ENDING    DECEMBER 31, 1993    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR UTILITIES GROWTH WAS
   3.84    %.


MONEY MARKET

Calendar Years  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

                8.98%  7.79%  5.80%  3.52%  2.69%  3.74%  5.66%  5.06%  5.20%  5.20%




Percentage (%)
Row: 1, Col: 1, Value: 8.98
Row: 2, Col: 1, Value: 7.79
Row: 3, Col: 1, Value: 5.8
Row: 4, Col: 1, Value: 3.52
Row: 5, Col: 1, Value: 2.69
Row: 6, Col: 1, Value: 3.74
Row: 7, Col: 1, Value: 5.659999999999999
Row: 8, Col: 1, Value: 5.06
Row: 9, Col: 1, Value: 5.2
Row: 10, Col: 1, Value: 5.2

DURING THE PERIODS SHOWN IN THE CHART FOR MONEY MARKET, THE HIGHEST
RETURN FOR A QUARTER WAS    1.91    % (QUARTER ENDING    JUNE 30,
1990    ) AND THE LOWEST RETURN FOR A QUARTER WAS    0.63    %
(QUARTER ENDING    DECEMBER 31, 1993    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MONEY MARKET WAS
   1.14    %.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of each fund's
3.00% maximum applicable front-end sales charge    and $7.50 exchange
fee (stock funds only).

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998


Air Transportation                3.15%        11.33%        12.95%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Automotive                        1.72%        6.42%         13.31%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Biotechnology                     25.75%       13.31%        21.44%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

Brokerage and Investment          2.43%        18.89%        20.58%
Management

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Chemicals                         -18.49%      9.98%         11.91%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Computers                         90.41%       35.63%        28.13%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Construction and Housing          19.08%       13.64%        16.17%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Consumer Industries               23.59%       18.15%        20.06%B

S&P 500                           28.58%       24.06%        20.83%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Cyclical Industries               5.43%        N/A           5.43%B

S&P 500                           28.58%       N/A           28.58%

Goldman Sachs Cyclical            4.74%        N/A           4.74%
Industries Index

Defense and Aerospace             1.13%        18.57%        14.81%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Developing Communications         62.57%       21.69%        26.73%B

S&P 500                           28.58%       24.06%        20.83%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Electronics                       46.51%       36.14%        29.27%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998

Energy                            -17.37%      8.04%         8.86%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Energy Service                    -51.30%      9.35%         9.28%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Environmental Services            -19.53%      4.59%         2.85%B

S&P 500                           28.58%       24.06%        17.90%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Financial Services                10.64%       24.13%        21.86%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Food and Agriculture              12.14%       19.16%        18.89%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Gold                              -11.45%      -9.57%        -0.06%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Health Care                       36.97%       29.74%        26.04%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

Home Finance                      -17.43%      21.04%        23.08%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Industrial Equipment              9.22%        16.69%        15.87%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Industrial Materials              -13.76%      4.55%         7.19%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Insurance                         16.64%       22.54%        20.06%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Leisure                           33.71%       20.44%        18.75%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Medical Delivery                  -9.05%       13.96%        19.12%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Health Care Index   40.26%       N/A           N/A

For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fundA
December 31, 1998

Multimedia                        31.55%       19.34%        18.53%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Natural Gas                       -15.10%      4.96%         4.96%B

S&P 500                           28.58%       24.06%        24.06%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Natural Resources                 -19.15%      N/A           -19.15%B

S&P 500                           28.58%       N/A           28.58%

Goldman Sachs Natural             -14.19%      N/A           -14.19%
Resources Index

Paper and Forest Products         -10.73%      7.79%         8.69%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Precious Metals and Minerals      -2.97%       -11.65%       -0.58%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Natural             -14.19%      N/A           N/A
Resources Index

Regional Banks                    8.42%        25.84%        24.12%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Financial           9.04%        N/A           N/A
Services Index

Retailing                         41.32%       20.83%        22.08%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Consumer            24.91%       N/A           N/A
Industries Index

Software and Computer Services    41.32%       23.79%        24.04%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Technology                        68.86%       28.10%        25.79%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Technology Index    69.16%       N/A           N/A

Telecommunications                36.74%       19.66%        19.74%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Transportation                    -7.28%       9.93%         14.85%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Cyclical            4.74%        N/A           N/A
Industries Index

Utilities Growth                  38.79%       20.18%        18.10%

S&P 500                           28.58%       24.06%        19.21%

Goldman Sachs Utilities Index     34.29%       N/A           N/A

Money Market                      2.04%        4.33%         5.03%



   A     BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
FUND'S COMMENCEMENT OF OPERATIONS.

   B     FROM JANUARY 1, 1990 FOR ENVIRONMENTAL SERVICES; JANUARY 1,
1991 FOR CONSUMER INDUSTRIES AND DEVELOPING COMMUNICATIONS; JANUARY 1, 1994 FOR NATURAL GAS; AND JANUARY 1, 1998 FOR CYCLICAL INDUSTRIES AND NATURAL RESOURCES.

If FMR had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold or sell shares of a fund.    The annual fund
operating expenses provided below for each fund do not reflect the
effect of any reduction of certain expenses during the period.     The
annual fund operating expenses provided below for    Cyclical
Industries and Natural Resources     do not reflect the effect of any
expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)       3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on            None
reinvested distributions

Deferred sales charge (load)      None
on redemptions

Redemption fee for the stock      0.75%
funds (as a % of amount            0.75%
redeemed)                        $ 7.50
on shares held 29 days or less
on shares held 30 days or
more  for redemption amounts
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange fee

for the stock funds onlyB        $ 7.50

Annual account maintenance       $ 12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

AIR TRANSPORTATION              Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.77%

                                Total annual fund operating  1.35%
                                expensesA

AUTOMOTIVE                      Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.86%

                                Total annual fund operating  1.45%
                                expensesA

BIOTECHNOLOGY                   Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.75%

                                Total annual fund operating  1.34%
                                expensesA

BROKERAGE AND INVESTMENT        Management fee               0.59%
MANAGEMENT

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.67%

                                Total annual fund operating  1.26%
                                expensesA

BUSINESS SERVICES AND           Management fee               0.59%
OUTSOURCING

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.07%

                                Total annual fund operating  1.66%
                                expensesA

CHEMICALS                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.99%

                                Total annual fund operating  1.58%
                                expensesA

COMPUTERS                       Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.65%

                                Total annual fund operating  1.25%
                                expensesA

CONSTRUCTION AND HOUSING        Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.84%

                                Total annual fund operating  1.43%
                                expensesA

CONSUMER INDUSTRIES             Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.75%

                                Total annual fund operating  1.34%
                                expensesA

CYCLICAL INDUSTRIES             Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               3.38%

                                Total annual fund operating  3.97%
                                expensesA

DEFENSE AND AEROSPACE           Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.90%

                                Total annual fund operating  1.48%
                                expensesA

DEVELOPING COMMUNICATIONS       Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.78%

                                Total annual fund operating  1.38%
                                expensesA

ELECTRONICS                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.59%

                                Total annual fund operating  1.18%
                                expensesA

ENERGY                          Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.87%

                                Total annual fund operating  1.46%
                                expensesA

ENERGY SERVICE                  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.80%

                                Total annual fund operating  1.39%
                                expensesA

ENVIRONMENTAL SERVICES          Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.61%

                                Total annual fund operating  2.20%
                                expensesA

FINANCIAL SERVICES              Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.61%

                                Total annual fund operating  1.20%
                                expensesA

FOOD AND AGRICULTURE            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.72%

                                Total annual fund operating  1.31%
                                expensesA

GOLD                            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.98%

                                Total annual fund operating  1.57%
                                expensesA

HEALTH CARE                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.48%

                                Total annual fund operating  1.07%
                                expensesA

HOME FINANCE                    Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.61%

                                Total annual fund operating  1.19%
                                expensesA

INDUSTRIAL EQUIPMENT            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.84%

                                Total annual fund operating  1.43%
                                expensesA

INDUSTRIAL MATERIALS            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.48%

                                Total annual fund operating  2.07%
                                expensesA

INSURANCE                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.74%

                                Total annual fund operating  1.33%
                                expensesA

LEISURE                         Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.67%

                                Total annual fund operating  1.26%
                                expensesA

MEDICAL DELIVERY                Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.81%

                                Total annual fund operating  1.40%
                                expensesA

MEDICAL EQUIPMENT AND SYSTEMS   Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.79%

                                Total annual fund operating  2.39%
                                expensesA

MULTIMEDIA                      Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.76%

                                Total annual fund operating  1.35%
                                expensesA

NATURAL GAS                     Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.98%

                                Total annual fund operating  1.57%
                                expensesA

NATURAL RESOURCES               Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               2.61%

                                Total annual fund operating  3.20%
                                expensesA

PAPER AND FOREST PRODUCTS       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.71%

                                Total annual fund operating  2.30%
                                expensesA

PRECIOUS METALS AND MINERALS    Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.19%

                                Total annual fund operating  1.78%
                                expensesA

REGIONAL BANKS                  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.58%

                                Total annual fund operating  1.17%
                                expensesA

RETAILING                       Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.66%

                                Total annual fund operating  1.25%
                                expensesA

SOFTWARE AND COMPUTER SERVICES  Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.69%

                                Total annual fund operating  1.28%
                                expensesA

TECHNOLOGY                      Management fee               0.60%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.64%

                                Total annual fund operating  1.24%
                                expensesA

TELECOMMUNICATIONS              Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.68%

                                Total annual fund operating  1.27%
                                expensesA

TRANSPORTATION                  Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.38%

                                Total annual fund operating  1.96%
                                expensesA

UTILITIES GROWTH                Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.59%

                                Total annual fund operating  1.18%
                                expensesA

MONEY MARKET                    Management fee               0.20%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.30%

                                Total annual fund operating  0.50%
                                expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES
LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the
total fund operating expenses,    after reimbursement for Cyclical
Industries and Natural Resources,     would have been:

Air Transportation               1.27%

Automotive                       1.41%

Biotechnology                    1.30%

Brokerage and Investment         1.24%
Management

Business Services and            1.64%
Outsourcing

Chemicals                        1.51%

Computers                        1.23%

Construction and Housing         1.37%

Consumer Industries              1.32%

Cyclical Industries              2.49%

Defense and Aerospace            1.42%

Developing Communications        1.34%

Electronics                      1.15%

Energy                           1.42%

Energy Service                   1.35%

Environmental Services           2.16%

Financial Services               1.18%

Food and Agriculture             1.29%

Gold                             1.54%

Health Care                      1.05%

Home Finance                     1.18%

Industrial Equipment             1.41%

Industrial Materials             2.04%

Insurance                        1.31%

Leisure                          1.24%

Medical Delivery                 1.37%

Medical Equipment and Systems    2.38%

Multimedia                       1.33%

Natural Gas                      1.52%

Natural Resources                2.47%

Paper and Forest Products        2.21%

Precious Metals and Minerals     1.74%

Regional Banks                   1.16%

Retailing                        1.22%

Software and Computer Services   1.27%

Technology                       1.20%

Telecommunications               1.25%

Transportation                   1.90%

Utilities Growth                 1.16%

Money Market                     0.49%


This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                          Account open    Account closed

AIR TRANSPORTATION              1 year    $ 433           $ 441

                                3 years   $ 715           $ 722

                                5 years   $ 1,017         $ 1,025

                                10 years  $ 1,875         $ 1,883

AUTOMOTIVE                      1 year    $ 443           $ 451

                                3 years   $ 745           $ 752

                                5 years   $ 1,068         $ 1,076

                                10 years  $ 1,983         $ 1,991

BIOTECHNOLOGY                   1 year    $ 432           $ 440

                                3 years   $ 712           $ 719

                                5 years   $ 1,012         $ 1,020

                                10 years  $ 1,864         $ 1,872

BROKERAGE AND INVESTMENT        1 year    $ 425           $ 432
MANAGEMENT

                                3 years   $ 688           $ 695

                                5 years   $ 971           $ 978

                                10 years  $ 1,777         $ 1,784

BUSINESS SERVICES AND           1 year    $ 464           $ 471
OUTSOURCING

                                3 years   $ 808           $ 815

                                5 years   $ 1,175         $ 1,183

                                10 years  $ 2,206         $ 2,214

CHEMICALS                       1 year    $ 456           $ 463

                                3 years   $ 784           $ 791

                                5 years   $ 1,135         $ 1,142

                                10 years  $ 2,122         $ 2,129

COMPUTERS                       1 year    $ 424           $ 431

                                3 years   $ 685           $ 692

                                5 years   $ 966           $ 973

                                10 years  $ 1,766         $ 1,773

CONSTRUCTION AND HOUSING        1 year    $ 441           $ 449

                                3 years   $ 739           $ 746

                                5 years   $ 1,058         $ 1,066

                                10 years  $ 1,962         $ 1,969

CONSUMER INDUSTRIES             1 year    $ 432           $ 440

                                3 years   $ 712           $ 719

                                5 years   $ 1,012         $ 1,020

                                10 years  $ 1,864         $ 1,872

CYCLICAL INDUSTRIES             1 year    $ 687           $ 695

                                3 years   $ 1,473         $ 1,481

                                5 years   $ 2,276         $ 2,283

                                10 years  $ 4,355         $ 4,363

DEFENSE AND AEROSPACE           1 year    $ 446           $ 454

                                3 years   $ 754           $ 761

                                5 years   $ 1,084         $ 1,091

                                10 years  $ 2,015         $ 2,023

DEVELOPING COMMUNICATIONS       1 year    $ 436           $ 444

                                3 years   $ 724           $ 731

                                5 years   $ 1,033         $ 1,040

                                10 years  $ 1,908         $ 1,915

ELECTRONICS                     1 year    $ 417           $ 424

                                3 years   $ 663           $ 671

                                5 years   $ 930           $ 937

                                10 years  $ 1,689         $ 1,696

ENERGY                          1 year    $ 444           $ 452

                                3 years   $ 748           $ 755

                                5 years   $ 1,073         $ 1,081

                                10 years  $ 1,994         $ 2,001

ENERGY SERVICE                  1 year    $ 437           $ 445

                                3 years   $ 727           $ 734

                                5 years   $ 1,038         $ 1,045

                                10 years  $ 1,919         $ 1,926

ENVIRONMENTAL SERVICES          1 year    $ 516           $ 524

                                3 years   $ 968           $ 975

                                5 years   $ 1,444         $ 1,452

                                10 years  $ 2,758         $ 2,765

FINANCIAL SERVICES              1 year    $ 419           $ 426

                                3 years   $ 670           $ 677

                                5 years   $ 940           $ 947

                                10 years  $ 1,711         $ 1,718

FOOD AND AGRICULTURE            1 year    $ 429           $ 437

                                3 years   $ 703           $ 710

                                5 years   $ 997           $ 1,004

                                10 years  $ 1,832         $ 1,839

GOLD                            1 year    $ 455           $ 462

                                3 years   $ 781           $ 788

                                5 years   $ 1,129         $ 1,137

                                10 years  $ 2,111         $ 2,119

HEALTH CARE                     1 year    $ 406           $ 413

                                3 years   $ 630           $ 638

                                5 years   $ 872           $ 880

                                10 years  $ 1,566         $ 1,574

HOME FINANCE                    1 year    $ 418           $ 425

                                3 years   $ 667           $ 674

                                5 years   $ 935           $ 942

                                10 years  $ 1,700         $ 1,707

INDUSTRIAL EQUIPMENT            1 year    $ 441           $ 449

                                3 years   $ 739           $ 746

                                5 years   $ 1,058         $ 1,066

                                10 years  $ 1,962         $ 1,969

INDUSTRIAL MATERIALS            1 year    $ 504           $ 511

                                3 years   $ 929           $ 937

                                5 years   $ 1,380         $ 1,388

                                10 years  $ 2,628         $ 2,636

INSURANCE                       1 year    $ 431           $ 439

                                3 years   $ 709           $ 716

                                5 years   $ 1,007         $ 1,014

                                10 years  $ 1,853         $ 1,861

LEISURE                         1 year    $ 425           $ 432

                                3 years   $ 688           $ 695

                                5 years   $ 971           $ 978

                                10 years  $ 1,777         $ 1,784

MEDICAL DELIVERY                1 year    $ 438           $ 446

                                3 years   $ 730           $ 737

                                5 years   $ 1,043         $ 1,050

                                10 years  $ 1,929         $ 1,937

MEDICAL EQUIPMENT AND SYSTEMS   1 year    $ 535           $ 542

                                3 years   $ 1,023         $ 1,031

                                5 years   $ 1,537         $ 1,545

                                10 years  $ 2,944         $ 2,952

MULTIMEDIA                      1 year    $ 433           $ 441

                                3 years   $ 715           $ 722

                                5 years   $ 1,017         $ 1,025

                                10 years  $ 1,875         $ 1,883

NATURAL GAS                     1 year    $ 455           $ 462

                                3 years   $ 781           $ 788

                                5 years   $ 1,129         $ 1,137

                                10 years  $ 2,111         $ 2,119

NATURAL RESOURCES               1 year    $ 613           $ 621

                                3 years   $ 1,257         $ 1,264

                                5 years   $ 1,923         $ 1,931

                                10 years  $ 3,698         $ 3,706

PAPER AND FOREST PRODUCTS       1 year    $ 526           $ 534

                                3 years   $ 997           $ 1,004

                                5 years   $ 1,493         $ 1,501

                                10 years  $ 2,857         $ 2,864

PRECIOUS METALS AND MINERALS    1 year    $ 475           $ 483

                                3 years   $ 843           $ 851

                                5 years   $ 1,236         $ 1,243

                                10 years  $ 2,332         $ 2,339

REGIONAL BANKS                  1 year    $ 416           $ 423

                                3 years   $ 660           $ 668

                                5 years   $ 924           $ 932

                                10 years  $ 1,678         $ 1,685

RETAILING                       1 year    $ 424           $ 431

                                3 years   $ 685           $ 692

                                5 years   $ 966           $ 973

                                10 years  $ 1,766         $ 1,773

SOFTWARE AND COMPUTER SERVICES  1 year    $ 426           $ 434

                                3 years   $ 694           $ 701

                                5 years   $ 981           $ 989

                                10 years  $ 1,799         $ 1,806

TECHNOLOGY                      1 year    $ 423           $ 430

                                3 years   $ 682           $ 689

                                5 years   $ 961           $ 968

                                10 years  $ 1,755         $ 1,762

TELECOMMUNICATIONS              1 year    $ 425           $ 433

                                3 years   $ 691           $ 699

                                5 years   $ 976           $ 984

                                10 years  $ 1,788         $ 1,796

TRANSPORTATION                  1 year    $ 493           $ 501

                                3 years   $ 897           $ 904

                                5 years   $ 1,326         $ 1,333

                                10 years  $ 2,517         $ 2,524

UTILITIES GROWTH                1 year    $ 417           $ 424

                                3 years   $ 663           $ 671

                                5 years   $ 930           $ 937

                                10 years  $ 1,689         $ 1,696

MONEY MARKET                    1 year    $ 350           $ 350

                                3 years   $ 456           $ 456

                                5 years   $ 571           $ 571

                                10 years  $ 909           $ 909

FUND BASICS


INVESTMENT DETAILS

THE STOCK FUNDS

INVESTMENT OBJECTIVE

Each fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

AIR TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

AUTOMOTIVE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the after market) and companies involved in the retail sale of vehicles, parts, or tires. They may also include companies that provide automotive-related services to manufacturers, distributors or consumers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BIOTECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies may include, for example, companies involved with applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery). They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies.

FMR may also invest the fund's assets in securities of companies that distribute biotechnological and biomedical products, including devices and instruments, and companies that benefit significantly from scientific and technological advances in biotechnology.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing business-related services to companies and other organizations. These companies may include those that provide, for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying, typically on a contractual or fee basis.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CHEMICALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries. These companies may include, for example, companies involved with products such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. They may also include companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

COMPUTERS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as mainframes, minicomputers, microcomputers, peripherals, computer and office equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering and manufacturing, data communications and software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSTRUCTION AND HOUSING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries. These companies may include, for example, companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; companies that supply home furnishings; and companies that provide engineering or contracting services. They may also include companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSUMER INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CYCLICAL INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These companies may include, for example, companies in the the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEFENSE AND AEROSPACE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEVELOPING COMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ELECTRONICS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, refine, control, transmit, market, distribute or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy field; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY SERVICE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies providing services and equipment for drilling processes such as offshore and onshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies that provide geological and geophysical services; companies involved in energy transport; companies involved in geothermal, electric or nuclear plant design or construction; and companies with a variety of products or services including oil tool rental, underwater well services, helicopter services, energy-related capital equipment, and mining-related equipment or services. They may also include companies that provide products and services to these companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENVIRONMENTAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes, or services related to waste management or pollution control. These companies may include, for example, companies involved in the transportation, treatment, and disposal of both hazardous and solid wastes, including: waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. They may also include companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FINANCIAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80%, of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FOOD AND AGRICULTURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services such as meat and poultry processing and wholesale and retail distribution and warehousing of food and food-related products, including restaurants and grocery stores; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products, wood products, tobacco, fertilizer and agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new and safer food storage and new enzyme technologies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

GOLD PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include exploration, mining, processing, or dealing in gold or the manufacture or distribution of gold products such as jewelry, watches and gold foil and leaf. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HEALTH CARE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HOME FINANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may include, for example, mortgage banking companies, real estate investment trusts, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and other depository institutions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL EQUIPMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. These companies may include, for example, companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation or machine tools; companies that manufacture products or service equipment for the food, clothing or sporting goods industries; cable equipment companies; and office automation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL MATERIALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, textiles, wood products, cement and gypsum. These companies may include, for example, mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INSURANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. These companies may include, for example, companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as insurance brokers, reciprocals and claims processors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

LEISURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries. These companies may include, for example, companies that provide goods or services including: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; sports arenas and gaming casinos; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; hotels and motels; leisure apparel or footwear; fast food, beverages, restaurants, and tobacco products.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL DELIVERY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. These companies may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; companies that provide outpatient surgical, outpatient rehabilitation, or other specialized care, home health care, drug and alcohol abuse treatment, and dental care; companies that operate comprehensive health maintenance organizations and nursing homes for the elderly and disabled; companies that supply medical equipment; and companies that provide related services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies. These companies may include, for example, companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MULTIMEDIA PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. These companies may include, for example, advertising companies; companies that own, operate or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL GAS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; and other companies providing equipment or services to the field.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL RESOURCES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PAPER AND FOREST PRODUCTS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. These companies may include, for example, paper production and office product companies, printers, and publishers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PRECIOUS METALS AND MINERALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals. These companies may include, for example, companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf). FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may also invest the fund's assets in securities of companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

REGIONAL BANKS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies concentrate their operations in a specific part of the country and may include, for example, state chartered banks, savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

RETAILING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, general merchandise retailers; drug and department stores; suppliers of goods and services for homes and yards; specialty retailers selling a single category of merchandise such as food, apparel, jewelry, toys, electronics, computers or home improvement products; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video-based electronic systems.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, and data communications services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TELECOMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging, local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies involved in new technologies such as fiber optics, semiconductors, and data transmission.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment. These companies may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; companies that provide leasing and maintenance for automobiles, trucks, containers, railcars and planes; and companies that sell fuel-saving devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

UTILITIES GROWTH PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these events will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of industries, each fund's performance is expected to be closely tied to economic and market conditions within that industry or group of industries and to be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Financial Services, Home Finance and Regional Banks) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The AIR TRANSPORTATION industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The AUTOMOTIVE industry can be highly cyclical and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and may be non-diversified in both product line and customer base.

The BIOTECHNOLOGY industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

The BROKERAGE AND INVESTMENT MANAGEMENT industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues often depend on overall market activity.

The BUSINESS SERVICES AND OUTSOURCING industry is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost effective means to meet their economic goals. The industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

The CHEMICAL industry can be significantly affected by intense competition, product obsolescence, and government regulation. As regulations are developed and enforced, chemical companies may be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There are risks associated with their production, handling and disposal.

The COMPUTER industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, and product obsolescence.

The CONSTRUCTION AND HOUSING industry can be significantly affected by changes in government spending on housing subsidies, public works and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The CONSUMER industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The CYCLICAL industries can be significantly affected by general economic trends, including employment, economic growth and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The DEFENSE AND AEROSPACE industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.

The DEVELOPING COMMUNICATIONS industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

The ELECTRONICS industry can be significantly affected by rapid obsolescence, intense competition and global demand.

The ENERGY industry can be significantly affected by fluctuations in price and supply of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The ENERGY SERVICE industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

The ENVIRONMENTAL SERVICES industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials involved in environmental services present significant liability risk.

The FINANCIAL SERVICES industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

The FOOD AND AGRICULTURE industry can be significantly affected by demographic and product trends, food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The GOLD industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time. Because much of the world's gold reserves are located in South Africa, the social and economic conditions there and in neighboring countries can affect gold and gold-related companies located in South Africa and worldwide.

The HEALTH CARE industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete.

The HOME FINANCE industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

The INDUSTRIAL EQUIPMENT industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The INDUSTRIAL MATERIALS industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, which leads to commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The INSURANCE industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The LEISURE industry can be significantly affected by changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The MEDICAL DELIVERY industry is subject to extensive government regulation, and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, a shift away from traditional health insurance toward health maintenance organizations, and increased emphasis on outpatient services.

The MEDICAL EQUIPMENT AND SYSTEMS industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The MULTIMEDIA industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The NATURAL GAS industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The NATURAL RESOURCES industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The PAPER AND FOREST PRODUCTS industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which may affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The PRECIOUS METALS AND MINERALS industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of precious metal mining securities can be subject to substantial fluctuations over short periods of time. Because much of the world's gold reserves are located in South Africa, the social and economic conditions there and in neighboring countries can affect gold and gold-related companies located in South Africa and worldwide.

The REGIONAL BANKINg industry can be significantly affected by legislation currently being considered that would reduce the separation between commercial and investment banking businesses and could change the laws governing capitalization and the savings and loan industry. The services offered by banks could expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between regional banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banks which face exposure to credit losses and are significantly affected by changes in interest rates.

The RETAIL industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

The SOFTWARE AND COMPUTER SERVICES industry can be significantly affected by competitive pressures. For example, an increasing number of companies and new product offerings can lead to aggressive pricing and slower selling cycles.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The TELECOMMUNICATIONS industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The TRANSPORTATION industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions may adversely affect transportation companies.

The UTILITIES industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets or financial resources.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. FMR invests at least 80% of the fund's assets in money market instruments.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term    se    curities
that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national and international movement of passengers, mail, and freight via aircraft.

AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO invests primarily in companies that provide business-related services to companies and other organizations.

CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

CONSUMER INDUSTRIES PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.

ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry.

FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals and minerals.

REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments.

EACH STOCK FUND seeks capital appreciation.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources, each stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold and Precious Metals and Minerals, in certain precious metals. For each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value. When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each stock fund's NAV as of each hour, from 10:00 a.m. to the close of business of the NYSE, normally 4:00 p.m. Eastern time. On days when the NYSE closes early, Fidelity will calculate the last NAV for the stock funds as of the close of the NYSE. In addition, Fidelity will not calculate a stock fund's NAV if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Fidelity normally calculates the money market fund's NAV as of the close of the NYSE, normally 4:00 p.m. Eastern time. However, the money market fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of these times for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each stock fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m.-9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of each fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until Fidelity receives instructions in proper form from you.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500

For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                      $250

Through regular investment plans          $100

MINIMUM BALANCE                           $2,000

For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH
ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory
ServicesSM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.
                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT
                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address at
                             left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund.
                             Indicate your fund account
                             number on your check and
                             mail to the address at left.
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.
                             (small solid bullet) Direct
                             Deposit is not available for
                             Select stock funds.
                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.

SELLING SHARES

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV minus the applicable redemption fee (trading fee).

Each stock fund will deduct a trading fee of $7.50 or 0.75%, depending on how long you held your shares, from the redemption amount when you sell your shares. For stock fund shares held 29 days or less, the trading fee is equal to 0.75% of the redemption amount. For stock fund shares held 30 days or more, the trading fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining the trading fee. The trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the applicable trading fee.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days. Exchange proceeds are recorded in your shareholder account when the transaction occurs.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your stock
                            fund account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) You may pay a $7.50 fee for each exchange out of the stock funds, unless you place your transaction through Fidelity's automated exchange services.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT
BUILDER(registered
trademark) TO MOVE MONEY
FROM YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.

                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       application.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Every pay period        (small solid bullet) Not
                                                       available for Select stock
                                                       funds.

                                                       (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.

                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       authorization form.

                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's Web site to
                                                       obtain one.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR STOCK
FUND ACCOUNT TO YOU OR TO
YOUR BANK ACCOUNT.

FREQUENCY                    PROCEDURES
Monthly                      (small solid bullet) To set
                             up, call 1-800-544-6666.

                             (small solid bullet) To make
                             changes, call Fidelity at
                             1-800-544-6666 at least
                             three business days prior to
                             your next scheduled
                             withdrawal date.

                             (small solid bullet) Because
                             of each fund's front-end
                             sales charge, you may not
                             want to set up a systematic
                             withdrawal program when you
                             are buying shares on a
                             regular basis.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE
TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR FUND ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY    ONLINE TRADING
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.

CALL 1-800-544-5555.
(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the applicable trading fee for the stock funds, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing
historical account documents   .

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each stock fund normally pays dividends and capital gains distributions in April and December.

Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS

For the money market fund, shares begin to earn dividends on the first business day following the day of purchase.

For the money market fund, shares earn dividends until, but not including, the next business day following the day of redemption.

When you exchange from a stock fund to the money market fund, you will earn dividends the next business day. When you exchange from the money market fund to a stock fund, you will earn dividends until, but not including, the next business day following the day of redemption. Exchange proceeds are paid from one Select fund to another or from a Select fund to a Fidelity equity fund in three business days. As a result, the delay in paying exchange proceeds when exchanging between the money market fund and a stock fund or a Fidelity equity fund could result in a lower or more volatile money market fund yield.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. (stock funds only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income (stock funds only) or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. For the money market fund, if you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your stock fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

   As of April 30, 1998,     FMR had approximately $5   2    9 billion
in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each stock fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each stock fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as sub-adviser for each stock fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each stock fund.

   Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the money market fund. FIMM is primarily responsible for choosing investments for the money market fund.

FIMM is an affiliate of FMR. As of    May 1, 1998, F    IMM had
approximately $   99     billion in discretionary assets under
management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Ramin Arani is manager of Retailing, which he has managed since
January 1997. Previously, he was an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving his bachelor of arts degree from Tufts University.

James Catudal is manager of Energy Service, which he has managed since January 1998. Mr. Catudal joined Fidelity in 1997 as a research analyst. Previously, he was an equity analyst with State Street
Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Douglas Chase is manager of Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.

Tim Cohen is manager of Insurance, which he has managed since February 1999. Mr. Cohen Joined Fidelity as an analyst in 1996, after receiving an MBA from The Wharton School at the University of Pennsylvania. Previously, he was a senior associate in the business assurance group at Coopers & Lybrand (now PricewaterhouseCoopers LLP), Boston, from 1991 to 1994.

George Domolky is manager of Precious Metals and Minerals and Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as other Fidelity funds. Mr. Domolky joined Fidelity in 1981, and has worked as an analyst and manager.

Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining
Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.

Noah Eccles is manager of Paper and Forest Products, which he has managed since January 1999. Previously, he worked as an analyst. Mr. Eccles joined Fidelity as a research associate in 1997, after receiving a bachelor of arts degree in economics from Trinity College in 1992 and an MBA from The Wharton School at the University of Pennsylvania in 1997.

Robert Ewing is Manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Jeffrey Feingold is manager of Defense and Aerospace, which he has managed since November 1998. Mr. Feingold joined Fidelity in 1997 and has worked as an equity analyst following the apparel, textile and footwear industries.

Subra Ghose is manager of Environmental Services, which he has managed since October 1998. Since joining Fidelity in 1995, Mr. Ghose has worked as an analyst following the electric and gas utilities industries. Prior to this, Mr. Ghose received a bachelor of science degree in computer science from Birla Institute of Technology, India, in 1991, and an MBA from Northeastern University in 1996.

Matthew Grech is manager of Electronics, which he has managed since June 1998. Mr. Grech joined Fidelity in 1996 as an equity analyst, after receiving his MBA from the University of Chicago. Previously, he was a mutual fund accountant for Franklin/Templeton, in California, from 1993 to 1994.

Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst. He received his MBA from Columbia University in 1997. From 1993 to 1995, Mr. Grosman managed investment portfolios on a discretionary basis in Toronto, Canada.

Peter Hirsch is manager of Industrial Materials, which he has managed since September 1998. Mr. Hirsch joined Fidelity in 1995 as a portfolio analyst. He received his Masters in Public and Private
Management (MPPM) at Yale School of Management in 1994 and began his career as an associate at CS First Boston in New York.

Brian Hogan is manager of Construction and Housing, which he has managed since April 1999. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed income analyst, research analyst and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994.

Andrew Kaplan is manager of Developing Communications and Technology, which he has managed since April 1998 and July 1998, respectively. Previously, he managed another Fidelity fund. Mr. Kaplan joined Fidelity as an analyst in 1995. Before that, he was an analyst with T. Rowe Price in 1994 and an associate director of consulting for Edward
S. Gordon Company, in New York City, from 1988 through 1993.

Rajiv Kaul is manager of Biotechnology, which he has managed since June 1998. Since joining Fidelity in 1996, Mr. Kaul has worked as a research associate and equity analyst. He received a bachelor of arts degree in government from Harvard College in 1995.

Yolanda McGettigan is manager of Regional Banks, which she has managed since April 1999. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.

Kerry Nelson is manager of Medical Equipment and Systems, which she has managed since April 1998. Since joining Fidelity in 1995, Ms. Nelson has worked as a research associate, analyst and manager. Previously, she was an analyst with Grandview Partners, L.P., in Boston, from 1991 to 1994.

Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Previously, he managed other Fidelity funds.
Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.

Ted Orenstein is manager of Brokerage and Investment Management, which he has managed since January 1999. Mr. Orenstein joined Fidelity as an analyst in May 1998, after receiving a bachelor's degree in business administration from Babson College in 1994 and an MBA from The Wharton School at the University of Pennsylvania in 1998.

John Porter is manager of Software and Computer Services and Medical Delivery, which he has managed since June 1997 and January 1998, respectively. Previously, he managed another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Lawrence Rakers is manager of Energy and Natural Resources, which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

Albert Ruback is manager of Cyclical Industries, which he has managed since inception. He also manages another Fidelity fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.

Peter Saperstone is manager of Telecommunications, which he has managed since October 1998. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr.
Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.

Michael Tarlowe is manager of Business Services and Outsourcing Portfolio, which he has managed since February 1998. Mr. Tarlowe joined Fidelity in 1994 as an analyst, after receiving a bachelor of business administration degree in finance from the University of Michigan.

Michael Tempero is manager of Computers, which he has managed since January 1997. He also manages another Fidelity fund. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago.

Victor Thay is manager of Natural Gas and Home    Finance    , which
he has managed since December 1997 and    March 1999,
respectively    . Mr. Thay joined Fidelity as a research associate in
1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.

Simon Wolf is manager of Industrial Equipment, which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst from 1993 to 1996. Mr. Wolf received a bachelor of science degree in economics from the University of Pennsylvania in 1992.

Dylan Yolles is manager of Chemicals, which he has managed since
January 1999. Mr. Yolles joined Fidelity in 1997 as an equity analyst, after receiving a bachelor of arts degree in 1991 and an MBA in 1997, both from Stanford University.

Jonathan Zang is manager of Utilities Growth, which he has managed since July 1998. Mr. Zang joined Fidelity in 1997 as an equity analyst, after receiving his MBA from the University of Chicago in 1997. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

Chris Zepf is Manager of Transportation and Air Transportation, which he has managed since September 1998 and October 1998, respectively. Mr. Zepf joined Fidelity in 1997 and has worked as an analyst and manager.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month. For the stock funds, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For the money market fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an income-based fee.

The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for each stock fund or 0.37% for the money market fund, and it drops as total assets under management increase.

For February 1999, the group fee rate wa   s 0.2843    % for each
stock fund and the group fee rate was    0.1312    % for the money
market fund. The individual fund fee rate is 0.30% for each stock fund and 0.03% for the money market fund.

The total management fee for the fiscal year ended February 28, 1999 for each fund, as a percentage of each fund's average net assets, is shown in the table below.

Fund                             Management Fees

Air Transportation               0.58%

Automotive                       0.59%

Biotechnology                    0.59%

Brokerage and Investment         0.59%
Management

Business Services and            0.59%
Outsourcing

Chemicals                        0.59%

Computers                        0.60%

Construction and Housing         0.59%

Consumer Industries              0.59%

Cyclical Industries              0.59%

Defense and Aerospace            0.58%

Developing Communications        0.60%

Electronics                      0.59%

Energy                           0.59%

Energy Service                   0.59%

Environmental Services           0.59%

Financial Services               0.59%

Food and Agriculture             0.59%

Gold                             0.59%

Health Care                      0.59%

Home Finance                     0.58%

Industrial Equipment             0.59%

Industrial Materials             0.59%

Insurance                        0.59%

Leisure                          0.59%

Medical Delivery                 0.59%

Medical Equipment and SystemsA   0.60%

Multimedia                       0.59%

Fund                             Management Fees

Natural Gas                      0.59%

Natural Resources                0.59%

Paper and Forest Products        0.59%

Precious Metals and Minerals     0.59%

Regional Banks                   0.59%

Retailing                        0.59%

Software and Computer Services   0.59%

Technology                       0.60%

Telecommunications               0.59%

Transportation                   0.58%

Utilities Growth                 0.59%

Money Market                     0.20%

A ANNUALIZED

FMR pays FIMM, FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.

As of February 28, 1999, approximately    38.73% of Cyclical
Industries'     total outstanding shares were held by an FMR
affiliate.

FUND DISTRIBUTION

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares.

FDC collects the sales charge.

Each fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

                    Sales Charge

Ranges              As a % of offering price  As an approximate % of net
                                              amount invested

$0 - 249,999        3.00%                     3.09%

$250,000 - 499,999  2.00%                     2.04%

$500,000 - 999,999  1.00%                     1.01%

$1,000,000 or more  none                      none

FDC may pay a portion of sales charge proceeds to securities dealers who have sold a fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

A fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code).

5. If you are an investor participating in the Fidelity Trust
Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

9. If you are a bank trust officer, registered representative, or
other employee of a qualified recipient, as defined on page    .

More detailed information about waivers (1), (2) and (5) is contained in the Statement of Additional Information (SAI). A representative of your plan or organization should call Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To receive sales concessions and waivers, qualified recipients must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus
and the related SAI do not constitute an offer by the    funds or by
FDC to sell shares of the funds or to buy shares of the     funds to
any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial history for the past 5 years (past 2 years for Business Services and Outsourcing, Cyclical Industries and Natural Resources, and past year for Medical Equipment and Systems). Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by
   PricewaterhouseCoopers LLP    , independent accountants, whose
report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.


   AIR TRANSPORTATION

Years ended February 28,         1999      1998       1997       1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.86   $ 17.72    $ 21.11    $ 13.93   $ 17.12
period

Income from Investment
Operations

 Net investment income (loss)     (.14)     (.19)      (.22)      (.01)     (.18)
C

 Net realized and unrealized      1.06      10.59      (3.12)     7.47      (2.01)
gain (loss)

 Total from investment            .92       10.40      (3.34)     7.46      (2.19)
operations

Less Distributions

 From net realized gain           (.21)     (1.43)     (.07)      (.46)     (.92)

 In excess of net realized        -         -          (.20)      -         (.17)
gain

 Total distributions              (.21)     (1.43)     (.27)      (.46)     (1.09)

Redemption fees added to paid     .19       .17        .22        .18       .09
in capital

Net asset value, end of period   $ 27.76   $ 26.86    $ 17.72    $ 21.11   $ 13.93

TOTAL RETURN A, B                 4.11%     61.10%     (15.06)%   54.91%    (12.45)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,949  $ 181,185  $ 35,958   $ 75,359  $ 18,633
(000 omitted)

Ratio of expenses to average      1.35%     1.93%      1.89%      1.47%     2.50% D
net assets

Ratio of expenses to average      1.27% E   1.87% E    1.80% E    1.41% E   2.50%
net assets after expense
reductions

Ratio of net investment           (.50)%    (.84)%     (1.10)%    (.07)%    (1.31)%
income (loss) to average net
assets

Portfolio turnover rate           260%      294%       469%       504%      200%


A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


AUTOMOTIVE

Years ended February 28,         1999      1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.50   $ 25.38   $ 21.85   $ 19.84   $ 25.48
period

Income from Investment
Operations

 Net investment income C          .03       .05       .13       .03       .08

 Net realized and unrealized      (2.09)    5.21      4.28      1.95      (3.46)
gain (loss)

 Total from investment            (2.06)    5.26      4.41      1.98      (3.38)
operations

Less Distributions

 From net investment income       (.01)     (.08)     (.17)     -         (.05)

 From net realized gain           (2.17)    (3.09)    (.75)     -         (2.26)

 Total distributions              (2.18)    (3.17)    (.92)     -         (2.31)

Redemption fees added to paid     .02       .03       .04       .03       .05
in capital

Net asset value, end of period   $ 23.28   $ 27.50   $ 25.38   $ 21.85   $ 19.84

TOTAL RETURN A, B                 (8.52)%   22.78%    20.60%    10.13%    (12.59)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,541  $ 32,489  $ 86,347  $ 55,753  $ 60,075
(000 omitted)

Ratio of expenses to average      1.45%     1.60%     1.56%     1.81%     1.82%
net assets

Ratio of expenses to average      1.41% D   1.56% D   1.52% D   1.80% D   1.80% D
net assets after expense
reductions

Ratio of net investment           .11%      .17%      .54%      .13%      .34%
income to average net assets

Portfolio turnover rate           96%       153%      175%      61%       63%

A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B  TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C  NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



BIOTECHNOLOGY

Years ended February 28,         1999       1998       1997       1996 F       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 34.52    $ 34.24    $ 36.60    $ 25.30      $ 27.61
period

Income from Investment
Operations

 Net investment income (loss)     (.26)      (.27)      (.20)      .11          (.06)
C

 Net realized and unrealized      9.15       5.20       1.89       11.21        (2.26)
gain (loss)

 Total from investment            8.89       4.93       1.69       11.32        (2.32)
operations

Less Distributions

 From net investment income       -          -          (.03)      (.07)        -

 From net realized gain           (2.09)     (4.71)     (4.06)     -            -

 Total distributions              (2.09)     (4.71)     (4.09)     (.07)        -

Redemption fees added to paid     .03        .06        .04        .05          .01
in capital

Net asset value, end of period   $ 41.35    $ 34.52    $ 34.24    $ 36.60      $ 25.30

TOTAL RETURN A, B                 27.13%     16.11%     5.85%      44.97%       (8.37)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 741,530  $ 579,542  $ 674,902  $ 1,096,864  $ 448,197
(000 omitted)

Ratio of expenses to average      1.34%      1.49%      1.57%      1.44% D      1.59%
net assets

Ratio of expenses to average      1.30% E    1.47% E    1.56% E    1.43% E      1.59%
net assets after expense
reductions

Ratio of net investment           (.75)%     (.81)%     (.59)%     .35%         (.27)%
income (loss) to average net
assets

Portfolio turnover rate           86%        162%       41%        67%          77%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.



BROKERAGE AND INVESTMENT MANAGEMENT

Years ended February 28,         1999       1998       1997       1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 39.78    $ 25.76    $ 18.49    $ 15.51   $ 17.75
period

Income from Investment
Operations

 Net investment income (loss)     .10        .16        .08        .09       (.03)
C

 Net realized and unrealized      1.72       14.46      7.80       4.29      (2.25)
gain (loss)

 Total from investment            1.82       14.62      7.88       4.38      (2.28)
operations

Less Distributions

 From net investment income       (.01)      (.09)      (.06)      (.04)     -

 From net realized gain           (.52)      (.61)      (.65)      (1.09)    -

 In excess of net realized        -          -          -          (.35)     -
gain

 Total distributions              (.53)      (.70)      (.71)      (1.48)    -

Redemption fees added to paid     .09        .10        .10        .08       .04
in capital

Net asset value, end of period   $ 41.16    $ 39.78    $ 25.76    $ 18.49   $ 15.51

TOTAL RETURN A, B                 4.76%      57.56%     44.27%     29.85%    (12.62)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 482,525  $ 676,067  $ 458,787  $ 38,382  $ 27,346
(000 omitted)

Ratio of expenses to average      1.26%      1.33%      1.94%      1.64% D   2.54% D
net assets

Ratio of expenses to average      1.24% E    1.29% E    1.93% E    1.61% E   2.54%
net assets after expense
reductions

Ratio of net investment           .26%       .49%       .37%       .50%      (.20)%
income (loss) to average net
assets

Portfolio turnover rate           59%        100%       16%        166%      139%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


BUSINESS SERVICES AND OUTSOURCING

Years ended February 28,         1999       1998E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.89    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.11)      -
D

 Net realized and unrealized      2.92       .89
gain (loss)

 Total from investment            2.81       .89
operations

Less Distributions

 From net realized gain           (.16)      -

Redemption fees added to paid     .03        -
in capital

Net asset value, end of period   $ 13.57    $ 10.89

TOTAL RETURN  B, C                26.23%     8.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,123   $ 15,915
(000 omitted)

Ratio of expenses to average      1.66%      2.50% A, F
net assets

Ratio of expenses to average      1.64%  G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.91)%     (.49)% A
income (loss) to average net
assets

Portfolio turnover rate           115%       36% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD FEBRUARY 4,
1998 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


CHEMICALS

Years ended February 28,         1999       1998      1997       1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 45.90    $ 42.53   $ 39.53    $ 33.91   $ 31.66
period

Income from Investment
Operations

 Net investment income (loss)     .17        (.02)     .28        .01       .36
 C

 Net realized and unrealized      (10.77)    7.88      5.49       8.89      2.65
gain (loss)

 Total from investment            (10.60)    7.86      5.77       8.90      3.01
operations

Less Distributions

 From net investment income       (.05)      -         (.12)      (.08)     (.22)

 From net realized gain           (3.52)     (4.54)    (2.74)     (3.22)    (.60)

 In excess of net realized        (0.68)     -         -          -         -
gain

 Total distributions              (4.25)     (4.54)    (2.86)     (3.30)    (.82)

Redemption fees added to paid     .05        .05       .09        .02       .06
in capital

Net asset value, end of period   $ 31.10    $ 45.90   $ 42.53    $ 39.53   $ 33.91

TOTAL RETURN A, B                 (23.66)%   19.47%    15.06%     27.48%    9.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,862   $ 69,349  $ 111,409  $ 89,230  $ 97,511
(000 omitted)

Ratio of expenses to average      1.58%      1.68%     1.83%      1.99%     1.52%
net assets

Ratio of expenses to average      1.51% D    1.67% D   1.81% D    1.97% D   1.51% D
net assets after expense
reductions

Ratio of net investment           .44%       (.05)%    .67%       .04%      1.07%
income (loss) to average net
assets

Portfolio turnover rate           141%       31%       207%       87%       106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



COMPUTERS

Years ended February 28,         1999         1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 41.08      $ 48.25    $ 41.03    $ 30.67    $ 27.02
period

Income from Investment
Operations

 Net investment income (loss)     (.29)        (.32)      (.36)      (.23)      (.31)
C

 Net realized and unrealized      27.39        6.42       9.94       16.10      3.68
gain (loss)

 Total from investment            27.10        6.10       9.58       15.87      3.37
operations

Less Distributions

 From net realized gain           -            (10.64)    (2.47)     (5.61)     -

 In excess of net realized        -            (2.75)     -          -          -
gain

 Total distributions              -            (13.39)    (2.47)     (5.61)     -

Redemption fees added to paid     .19          .12        .11        .10        .28
in capital

Net asset value, end of period   $ 68.37      $ 41.08    $ 48.25    $ 41.03    $ 30.67

TOTAL RETURN A, B                 66.43%       20.33%     23.97%     52.79%     13.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,831,435  $ 785,465  $ 604,286  $ 527,337  $ 215,014
(000 omitted)

Ratio of expenses to average      1.25%        1.40%      1.48%      1.40%      1.71%
net assets

Ratio of expenses to average      1.23% D      1.34% D    1.44% D    1.38% D    1.69% D
net assets after expense
reductions

Ratio of net investment           (.54)%       (.67)%     (.83)%     (.56)%     (1.12)%
income (loss) to average net
assets

Portfolio turnover rate           133%         333%       255%       129%       189%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



CONSTRUCTION AND HOUSING

Years ended February 28,         1999      1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.63   $ 22.00   $ 19.56   $ 16.79   $ 19.82
period

Income from Investment
Operations

 Net investment income (loss)     (.06)     (.25)     .06       .07       (.02)
C

 Net realized and unrealized      (.53)     7.67      3.38      3.55      (2.50)
gain (loss)

 Total from investment            (.59)     7.42      3.44      3.62      (2.52)
operations

Less Distributions

 From net investment income       -         (.02)     (.02)     (.07)     -

 From net realized gain           (.06)     (3.87)    (1.03)    (.81)     (.52)

 Total distributions              (.06)     (3.89)    (1.05)    (.88)     (.52)

Redemption fees added to paid     .04       .10       .05       .03       .01
in capital

Net asset value, end of period   $ 25.02   $ 25.63   $ 22.00   $ 19.56   $ 16.79

TOTAL RETURN A, B                 (2.16)%   40.04%    18.64%    21.77%    (12.54)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 51,652  $ 57,484  $ 30,581  $ 42,668  $ 16,863
(000 omitted)

Ratio of expenses to average      1.43%     2.50% D   1.41%     1.43%     1.76%
net assets

Ratio of expenses to average      1.37% E   2.43% E   1.35% E   1.40% E   1.74% E
net assets after expense
reductions

Ratio of net investment           (.23)%    (1.10)%   .27%      .39%      (.11)%
income (loss) to average net
assets

Portfolio turnover rate           226%      404%      270%      139%      45%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSED DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.



CONSUMER INDUSTRIES

Years ended February 28,         1999      1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.31   $ 20.66   $ 17.84   $ 13.91   $ 15.24
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     (.22)     (.22)     .08       (.15)
C

 Net realized and unrealized      5.41      8.34      2.93      3.97      (.60)
gain (loss)

 Total from investment            5.37      8.12      2.71      4.05      (.75)
operations

Less Distributions

 From net investment income       -         -         -         (.02)     -

 From net realized gain           (.90)     (1.52)    -         (.01)     (.60)

 In excess of net realized        -         -         -         (.20)     -
gain

 Total distributions              (.90)     (1.52)    -         (.23)     (.60)

Redemption fees added to paid     .03       .05       .11       .11       .02
in capital

Net asset value, end of period   $ 31.81   $ 27.31   $ 20.66   $ 17.84   $ 13.91

TOTAL RETURN A, B                 20.18%    40.36%    15.81%    30.01%    (4.59)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,244  $ 72,152  $ 18,392  $ 22,362  $ 20,501
(000 omitted)

Ratio of expenses to average      1.34%     2.01%     2.49%     1.53% D   2.49% D
net assets

Ratio of expenses to average      1.32% E   1.97% E   2.44% E   1.48% E   2.49%
net assets after expense
reductions

Ratio of net investment           (.15)%    (.90)%    (1.13)%   .46%      (1.08)%
income (loss) to average net
assets

Portfolio turnover rate           150%      199%      340%      601%      190%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.

CYCLICAL INDUSTRIES

Years ended February 28,       1999      1998 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 12.07   $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)   (.13)     (.11)
D

 Net realized and unrealized    (.49)     2.59
gain (loss)

 Total from investment          (.62)     2.48
operations

Less Distributions

 From net realized gain         (.09)     (.46)

 Redemption fees added to       .03       .05
paid in capital

 Net asset value, end of       $ 11.39   $ 12.07
period

TOTAL RETURN B, C               (4.96)%   25.77%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,087   $ 3,965
(000 omitted)

Ratio of expenses to average    2.50% E   2.50% A, E
net assets

Ratio of expenses to average    2.49% G   2.50% A
net assets after expense
reductions

Ratio of net investment         (1.09)%   (.93)% A
income (loss) to average net
assets

Portfolio turnover rate         103%      140% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


DEFENSE AND AEROSPACE

Years ended February 28,         1999      1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 37.57   $ 28.94    $ 26.97   $ 19.64   $ 19.14
period

Income from Investment
Operations

 Net investment income (loss)     (.19)     (.29)      (.11)     (.05)     (.06)
D

 Net realized and unrealized      (3.61)    11.84      4.18      9.09      .70
gain (loss)

 Total from investment            (3.80)    11.55      4.07      9.04      .64
operations

Less Distributions

 From net realized gain           -         (3.04)     (2.17)    (1.82)    (.27)

Redemption fees added to paid     .08       .12        .07       .11       .13
in capital

Net asset value, end of period   $ 33.85   $ 37.57    $ 28.94   $ 26.97   $ 19.64

TOTAL RETURN A, B                 (9.90)%   42.68%     15.87%    47.40%    4.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,497  $ 101,805  $ 68,803  $ 26,648  $ 4,985
(000 omitted)

Ratio of expenses to average      1.48%     1.77%      1.84%     1.77% C   2.49% C
net assets

Ratio of expenses to average      1.42% E   1.71% E    1.81% E   1.75% E   2.49%
net assets after expense
reductions

Ratio of net investment           (.53)%    (.85)%     (.39)%    (.20)%    (.32)%
income (loss) to average net
assets

Portfolio turnover rate           221%      311%       219%      267%      146%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.



DEVELOPING COMMUNICATIONS

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.14    $ 19.68    $ 19.42    $ 20.40    $ 19.65
period

Income from Investment
Operations

 Net investment income (loss)     (.16)      (.18)      (.18)      (.17)      (.16)
C

 Net realized and unrealized      12.72      4.95       .42        4.17       2.55
gain (loss)

 Total from investment            12.56      4.77       .24        4.00       2.39
operations

Less Distributions

 From net realized gain           (.07)      (4.35)     -          (5.00)     (1.67)

Redemption fees added to paid     .09        .04        .02        .02        .03
in capital

Net asset value, end of period   $ 32.72    $ 20.14    $ 19.68    $ 19.42    $ 20.40

TOTAL RETURN A, B                 63.01%     28.17%     1.34%      21.84%     13.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 612,061  $ 238,356  $ 220,360  $ 333,185  $ 254,426
(000 omitted)

Ratio of expenses to average      1.38%      1.61%      1.64%      1.53%      1.58%
net assets

Ratio of expenses to average      1.34% D    1.55% D    1.62% D    1.51% D    1.56% D
net assets after expense
reductions

Ratio of net investment           (.64)%     (.82)%     (.86)%     (.78)%     (.83)%
income (loss) to average net
assets

Portfolio turnover rate           299%       383%       202%       249%       266%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



ELECTRONICS

Years ended February 28,         1999         1998         1997         1996 E       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 34.99      $ 37.95      $ 28.18      $ 19.80      $ 17.67
period

Income from Investment
Operations

 Net investment income (loss)     (.23)        (.17)        (.17)        (.08)        (.18)
C

 Net realized and unrealized      12.53        7.32         9.80         13.51        2.11
gain (loss)

 Total from investment            12.30        7.15         9.63         13.43        1.93
operations

Less Distributions

 From net realized gain           -            (7.60)       -            (5.25)       -

 In excess of net realized        -            (2.60)       -            -            -
gain

 Total distributions              -            (10.20)      -            (5.25)       -

Redemption fees added to paid     .05          .09          .14          .20          .20
in capital

Net asset value, end of period   $ 47.34      $ 34.99      $ 37.95      $ 28.18      $ 19.80

TOTAL RETURN A, B                 35.30%       24.15%       34.67%       72.75%       12.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,885,548  $ 2,668,750  $ 1,744,017  $ 1,133,362  $ 216,433
(000 omitted)

Ratio of expenses to average      1.18%        1.18%        1.33%        1.25%        1.72%
net assets

Ratio of expenses to average      1.15% D      1.12% D      1.29% D      1.22% D      1.71% D
net assets after expense
reductions

Ratio of net investment           (.62)%       (.42)%       (.54)%       (.28)%       (.98)%
income (loss) to average net
assets

Portfolio turnover rate           160%         435%         341%         366%         205%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


ENERGY

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 21.20    $ 21.31    $ 18.97    $ 16.10    $ 16.73
period

Income from Investment
Operations

 Net investment income C          .13        .11        .13        .18        .07

 Net realized and unrealized      (4.71)     3.93       3.59       3.13       (.11)
gain (loss)

 Total from investment            (4.58)     4.04       3.72       3.31       (.04)
operations

Less Distributions

 From net investment income       (.02) E    (.09)      (.13)      (.11)      (.08)

 From net realized gain           (.40)E     (4.09)     (1.31)     (.36)      (.54)

 Total distributions              (.42)      (4.18)     (1.44)     (.47)      (.62)

Redemption fees added to paid     .03        .03        .06        .03        .03
in capital

Net asset value, end of period   $ 16.23    $ 21.20    $ 21.31    $ 18.97    $ 16.10

TOTAL RETURN A, B                 (22.00)%   20.40%     20.35%     20.92%     .04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 120,004  $ 147,023  $ 203,265  $ 119,676  $ 96,023
(000 omitted)

Ratio of expenses to average      1.46%      1.58%      1.57%      1.63%      1.85%
net assets

Ratio of expenses to average      1.42% D    1.53% D    1.55% D    1.63%      1.85%
net assets after expense
reductions

Ratio of net investment           .68%       .47%       .62%       1.04%      .42%
income to average net assets

Portfolio turnover rate           138%       115%       87%        97%        106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E AMOUNTS SHOWN REFLECT SOME
RECLASSIFICATION RELATED TO
BOOK TO TAX DIFFERENCES.
F FOR THE YEAR ENDED FEBRUARY
29.



ENERGY SERVICE

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.02    $ 20.46    $ 16.09    $ 11.97    $ 11.66
period

Income from Investment
Operations

 Net investment income (loss)     (.10)      (.10)      (.01)      .08 D      .02
C

 Net realized and unrealized      (13.26)    9.36       5.05       4.49       .67
gain (loss)

 Total from investment            (13.36)    9.26       5.04       4.57       .69
operations

Less Distributions

 From net investment income       -          -          -          (.04)      (.01)

 In excess of net investment      -          -          -          -          (.01)
income

 From net realized gain           (1.71)     (1.85)     (.79)      (.48)      (.35)

 In excess of net realized        -          -          -          -          (.13)
gain

 Total distributions              (1.71)     (1.85)     (.79)      (.52)      (.50)

Redemption fees added to paid     .14        .15        .12        .07        .12
in capital

Net asset value, end of period   $ 13.09    $ 28.02    $ 20.46    $ 16.09    $ 11.97

TOTAL RETURN A, B                 (50.57)%   48.43%     32.26%     39.15%     7.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 366,896  $ 919,002  $ 439,504  $ 273,805  $ 63,794
(000 omitted)

Ratio of expenses to average      1.39%      1.25%      1.47%      1.59%      1.81%
net assets

Ratio of expenses to average      1.35% E    1.22% E    1.45% E    1.58% E    1.79% E
net assets after expense
reductions

Ratio of net investment           (.49)%     (.35)%     (.07)%     .60%       .19%
income (loss) to average net
assets

Portfolio turnover rate           75%        78%        167%       223%       209%


A THE TOTALS RETURN WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.02 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.


ENVIRONMENTAL SERVICES

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.46    $ 14.50   $ 12.42   $ 10.27   $ 11.93
period

Income from Investment
Operations

 Net investment income (loss)     (.18)      (.13)     (.08)     (.17)     (.14)
c

 Net realized and unrealized      (3.50)     2.07      2.04      2.95      (1.53)
gain (loss)

 Total from investment            (3.68)     1.94      1.96      2.78      (1.67)
operations

Less Distributions

 From net realized gain           -          -         -         (.65)     -

 In excess of net realized        (.03)      -         (.02)     -         -
gain

 Total distributions              (.03)      -         (.02)     (.65)     -

Redemption fees added to paid     .02        .02       .14       .02       .01
in capital

Net asset value, end of period   $ 12.77    $ 16.46   $ 14.50   $ 12.42   $ 10.27

TOTAL RETURN A, b                 (22.23)%   13.52%    16.93%    27.49%    (13.91)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,534   $ 25,183  $ 32,525  $ 27,587  $ 31,270
(000 omitted)

Ratio of expenses to average      2.20%      2.23%     2.18%     2.36%     2.04%
net assets

Ratio of expenses to average      2.16% d    2.22% d   2.11% d   2.32% d   2.01% d
net assets after expense
reductions

Ratio of net investment           (1.23)%    (.84)%    (.59)%    (1.43)%   (1.32)%
income (loss) to average net
assets

Portfolio turnover rate           123%       59%       252%      138%      82%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



FINANCIAL SERVICES

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 103.28   $ 82.94    $ 65.70    $ 48.23    $ 51.24
period

Income from Investment
Operations

 Net investment income C          .56        .70        .74        1.03       .76

 Net realized and unrealized      7.88       30.65      21.55      17.56      .87
gain (loss)

 Total from investment            8.44       31.35      22.29      18.59      1.63
operations

Less Distributions

 From net investment income       (.19)      (.64)      (.63)      (.37)      (.79)

 From net realized gain           (10.81)    (10.51)    (4.56)     (.91)      (3.93)

 Total distributions              (11.00)    (11.15)    (5.19)     (1.28)     (4.72)

Redemption fees added to paid     .10        .14        .14        .16        .08
in capital

Net asset value, end of period   $ 100.82   $ 103.28   $ 82.94    $ 65.70    $ 48.23

TOTAL RETURN A, B                 8.42%      41.08%     35.54%     39.05%     4.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 547,000  $ 604,908  $ 426,424  $ 270,466  $ 153,089
(000 omitted)

Ratio of expenses to average      1.20%      1.31%      1.45%      1.42%      1.56%
net assets

Ratio of expenses to average      1.18% D    1.29% D    1.43% D    1.41% D    1.54% D
net assets after expense
reductions

Ratio of net investment           .58%       .78%       1.03%      1.78%      1.52%
income to average net assets

Portfolio turnover rate           60%        84%        80%        125%       107%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


FOOD AND AGRICULTURE

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 48.81    $ 44.53    $ 42.15    $ 32.53    $ 31.49
period

Income from Investment
Operations

 Net investment income C          .21        .33        .42        .37        .15

 Net realized and unrealized      3.50       9.22       4.91       11.61      2.80
gain (loss)

 Total from investment            3.71       9.55       5.33       11.98      2.95
operations

Less Distributions

 From net investment income       (.16)      (.37)      (.24)      (.20)      (.08)

 From net realized gain           (5.47)     (4.95)     (2.77)     (2.20)     (1.85)

 Total distributions              (5.63)     (5.32)     (3.01)     (2.40)     (1.93)

Redemption fees added to paid     .03        .05        .06        .04        .02
in capital

Net asset value, end of period   $ 46.92    $ 48.81    $ 44.53    $ 42.15    $ 32.53

TOTAL RETURN A, B                 7.83%      23.58%     13.59%     37.92%     10.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 206,007  $ 250,567  $ 223,423  $ 301,102  $ 197,130
(000 omitted)

Ratio of expenses to average      1.31%      1.49%      1.52%      1.43%      1.70%
net assets

Ratio of expenses to average      1.29% D    1.48% D    1.50% D    1.42% D    1.68% D
net assets after expense
reductions

Ratio of net investment           .45%       .73%       1.01%      .99%       .49%
income to average net assets

Portfolio turnover rate           68%        74%        91%        124%       126%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



GOLD

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.17    $ 28.21    $ 27.11    $ 18.44    $ 22.66
period

Income from Investment
Operations

 Net investment income (loss)     (.08)      (.13)      (.16)      (.06)      (.05)
C

 Net realized and unrealized      (2.43)     (11.78)    1.60       8.62       (4.25)
gain (loss)

 Total from investment            (2.51)     (11.91)    1.44       8.56       (4.30)
operations

Less Distributions

 From net realized gain           -          (1.29)     (.50)      -          -

Redemption fees added to paid     .13        .16        .16        .11        .08
in capital

Net asset value, end of period   $ 12.79    $ 15.17    $ 28.21    $ 27.11    $ 18.44

TOTAL RETURN A, B                 (15.69)%   (43.15)%   6.10%      47.02%     (18.62)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 179,619  $ 219,668  $ 428,103  $ 451,493  $ 278,197
(000 omitted)

Ratio of expenses to average      1.57%      1.55%      1.44%      1.39%      1.41%
net assets

Ratio of expenses to average      1.54% D    1.48% D    1.42% D    1.39%      1.41%
net assets after expense
reductions

Ratio of net investment           (.59)%     (.67)%     (.59)%     (.27)%     (.22)%
income (loss) to average net
assets

Portfolio turnover rate           59%        89%        63%        56%        34%


A  THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


HEALTH CARE

Years ended February 28,         1999         1998         1997         1996 E       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 113.84     $ 102.45     $ 100.47     $ 76.13      $ 63.31
period

Income from Investment
Operations

 Net investment income C          .17          .33          .52          .95          .75

 Net realized and unrealized      29.85        31.94        18.01        28.85        18.38
gain (loss)

 Total from investment            30.02        32.27        18.53        29.80        19.13
operations

Less Distributions

 From net investment income       (.19)        (.25)        (.65)        (.59)        (.62)

 From net realized gain           (6.17)       (20.73)      (15.95)      (4.92)       (5.74)

 Total distributions              (6.36)       (20.98)      (16.60)      (5.51)       (6.36)

Redemption fees added to paid     .10          .10          .05          .05          .05
in capital

Net asset value, end of period   $ 137.60     $ 113.84     $ 102.45     $ 100.47     $ 76.13

TOTAL RETURN A, B                 27.20%       36.47%       20.41%       39.68%       31.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,145,825  $ 2,224,019  $ 1,372,554  $ 1,525,910  $ 943,141
(000 omitted)

Ratio of expenses to average      1.07%        1.20%        1.33%        1.31%        1.39%
net assets

Ratio of expenses to average      1.05% D      1.18% D      1.32% D      1.30% D      1.36% D
net assets after expense
reductions

Ratio of net investment           .14%         .31%         .52%         1.06%        1.08%
income to average net assets

Portfolio turnover rate           66%          79%          59%          54%          151%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


HOME FINANCE

Years ended February 28,         1999       1998         1997         1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.36    $ 46.00      $ 33.30      $ 23.92    $ 25.03
period

Income from Investment
Operations

 Net investment income c          .28        .33          .53          .53        .20

 Net realized and unrealized      (10.16)    13.10        14.60        9.72       2.34
gain (loss)

 Total from investment            (9.88)     13.43        15.13        10.25      2.54
operations

Less Distributions

 From net investment income       (.07)      (.29)        (.32)        (.19)      (.12)

 From net realized gain           (1.38)     (5.84)       (2.16)       (.73)      (3.60)

 Total distributions              (1.45)     (6.13)       (2.48)       (.92)      (3.72)

Redemption fees added to paid     .06        .06          .05          .05        .07
in capital

Net asset value, end of period   $ 42.09    $ 53.36      $ 46.00      $ 33.30    $ 23.92

TOTAL RETURN a,b                  (19.12)%   32.39%       47.50%       43.24%     12.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 740,440  $ 1,668,610  $ 1,176,828  $ 617,035  $ 229,924
(000 omitted)

Ratio of expenses to average      1.19%      1.21%        1.38%        1.35%      1.47%
net assets

Ratio of expenses to average      1.18% d    1.19% d      1.34% d      1.32% d    1.45% d
net assets after expense
reductions

Ratio of net investment           .57%       .67%         1.41%        1.80%      .80%
income to average net assets

Portfolio turnover rate           18%        54%          78%          81%        124%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



INDUSTRIAL EQUIPMENT

Years ended February 28,         1999      1998      1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.91   $ 25.51   $ 25.11    $ 20.04    $ 20.61
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     (.08)     .06        .04        .01
C

 Net realized and unrealized      .25       5.73      4.15       7.10       (.44)
gain (loss)

 Total from investment            .21       5.65      4.21       7.14       (.43)
operations

Less Distributions

 From net investment income       -         (.02)     (.04)      (.05)      (.01)

 From net realized gain           (.92)     (5.26)    (3.84)     (2.05)     (.16)

 Total distributions              (.92)     (5.28)    (3.88)     (2.10)     (.17)

Redemption fees added to paid     .03       .03       .07        .03        .03
in capital

Net asset value, end of period   $ 25.23   $ 25.91   $ 25.51    $ 25.11    $ 20.04

TOTAL RETURN A, B                 1.00%     25.76%    18.25%     36.86%     (1.93)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,573  $ 50,428  $ 102,882  $ 137,520  $ 109,968
(000 omitted)

Ratio of expenses to average      1.43%     1.67%     1.51%      1.54%      1.80%
net assets

Ratio of expenses to average      1.41% D   1.60% D   1.44% D    1.53% D    1.78% D
net assets after expense
reductions

Ratio of net investment           (.16)%    (.32)%    .25%       .19%       .06%
income (loss) to average net
assets

Portfolio turnover rate           84%       115%      261%       115%       131%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


INDUSTRIAL MATERIALS

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.00    $ 27.66   $ 26.07   $ 23.13   $ 21.67
period

Income from Investment
Operations

 Net investment income (loss)     (.12)      (.11)     .06       .12       .17
C

 Net realized and unrealized      (4.60)     1.43      3.12      2.92      1.43
gain (loss)

 Total from investment            (4.72)     1.32      3.18      3.04      1.60
operations

Less Distributions

 From net investment income       -          (.03)     (.06)     (.15)     (.18)

 From net realized gain           -          (4.00)    (1.57)    -         -

 Total distributions              -          (4.03)    (1.63)    (.15)     (.18)

Redemption fees added to paid     .04        .05       .04       .05       .04
in capital

Net asset value, end of period   $ 20.32    $ 25.00   $ 27.66   $ 26.07   $ 23.13

TOTAL RETURN A, B                 (18.72)%   6.59%     12.69%    13.38%    7.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,162   $ 22,582  $ 66,462  $ 86,338  $ 183,454
(000 omitted)

Ratio of expenses to average      2.07%      1.98%     1.54%     1.64%     1.56%
net assets

Ratio of expenses to average      2.04% D    1.94% D   1.51% D   1.61% D   1.53% D
net assets after expense
reductions

Ratio of net investment           (.52)%     (.42)%    .23%      .49%      .77%
income (loss) to average net
assets

Portfolio turnover rate           82%        118%      105%      138%      139%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


INSURANCE

Years ended February 28,         1999      1998       1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 42.10   $ 32.62    $ 26.77   $ 21.31   $ 19.41
period

Income from Investment
Operations

 Net investment income (loss)     (.04)     .01        .01       .06       .05
C

 Net realized and unrealized      4.01      12.93      7.21      6.15      1.78
gain (loss)

 Total from investment            3.97      12.94      7.22      6.21      1.83
operations

Less Distributions

 From net investment income       -         -          (.03)     (.07)     -

 From net realized gain           (3.98)    (3.54)     (1.45)    (.72)     -

 Total distributions              (3.98)    (3.54)     (1.48)    (.79)     -

Redemption fees added to paid     .05       .08        .11       .04       .07
in capital

Net asset value, end of period   $ 42.14   $ 42.10    $ 32.62   $ 26.77   $ 21.31

TOTAL RETURN A, B                 9.84%     42.81%     28.28%    29.51%    9.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,879  $ 125,151  $ 42,367  $ 38,994  $ 21,838
(000 omitted)

Ratio of expenses to average      1.33%     1.45%      1.82%     1.77%     2.36%
net assets

Ratio of expenses to average      1.31% D   1.43% D    1.77% D   1.74% D   2.34% D
net assets after expense
reductions

Ratio of net investment           (.10)%    .02%       .05%      .26%      .25%
income (loss) to average net
assets

Portfolio turnover rate           72%       157%       142%      164%      265%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



LEISURE

Years ended February 28,         1999       1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 62.30    $ 47.83    $ 46.17   $ 40.71   $ 45.30
period

Income from Investment
Operations

 Net investment income (loss)     (.27)      (.25)      (.06) E   (.21)     (.21)
C

 Net realized and unrealized      22.78      21.10      4.47      10.97     (.48)
gain (loss)

 Total from investment            22.51      20.85      4.41      10.76     (.69)
operations

Less Distributions

 From net realized gain           (3.44)     (6.46)     (2.83)    (5.32)    (3.93)

Redemption fees added to paid     .07        .08        .08       .02       .03
in capital

Net asset value, end of period   $ 81.44    $ 62.30    $ 47.83   $ 46.17   $ 40.71

TOTAL RETURN A, B                 37.54%     47.29%     10.14%    27.61%    (1.07)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 346,139  $ 257,199  $ 98,133  $ 85,013  $ 69,569
(000 omitted)

Ratio of expenses to average      1.26%      1.44%      1.56%     1.64%     1.64%
net assets

Ratio of expenses to average      1.24% D    1.39% D    1.54% D   1.63% D   1.62% D
net assets after expense
reductions

Ratio of net investment           (.40)%     (.46)%     (.12)%    (.46)%    (.52)%
income (loss) to average net
assets

Portfolio turnover rate           107%       209%       127%      141%      103%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E INVESTMENT INCOME (LOSS)
PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO
$.23 PER SHARE.
F FOR THE YEAR ENDED FEBRUARY
29.



MEDICAL DELIVERY

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.32    $ 28.29    $ 29.00    $ 23.18    $ 20.28
period

Income from Investment
Operations

 Net investment income (loss)     (.06) F    (.24)      (.23)      (.03)      .06
C

 Net realized and unrealized      (7.88)     5.45       2.92       7.72       3.74
gain (loss)

 Total from investment            (7.94)     5.21       2.69       7.69       3.80
operations

Less Distributions

 From net investment income       -          -          -          -          (.06)

 From net realized gain           (1.21)     (5.23)     (3.45)     (1.91)     (.89)

 In excess of net realized        (.13)      -          -          -          --
gain

 Total distributions              (1.34)     (5.23)     (3.45)     (1.91)     (.95)

Redemption fees added to paid     .04        .05        .05        .04        .05
in capital

Net asset value, end of period   $ 19.08    $ 28.32    $ 28.29    $ 29.00    $ 23.18

TOTAL RETURN A, B                 (29.47)%   21.97%     10.50%     34.15%     19.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 76,842   $ 155,542  $ 192,385  $ 295,489  $ 299,570
(000 omitted)

Ratio of expenses to average      1.40%      1.57%      1.57%      1.65%      1.48%
net assets

Ratio of expenses to average      1.37% d    1.53% d    1.53% d    1.62% d    1.45% d
net assets after expense
reductions

Ratio of net investment           (.25)%     (.88)%     (.84)%     (.13)%     .29%
income (loss) to average net
assets

Portfolio turnover rate           67%        109%       78%        132%       123%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.
F NET INVESTMENT INCOME
(LOSS) PER SHARE REFLECTS A
SPECIAL DIVIDEND FROM
VENCOR, INC., WHICH AMOUNTED
TO $.12 PER SHARE.


MEDICAL EQUIPMENT AND SYSTEMS

Year ended February 28,          1999 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.11)
D

 Net realized and unrealized      2.18
gain (loss)

 Total from investment            2.07
operations

Redemption fees added to paid     .03
in capital

Net asset value, end of period   $ 12.10

TOTAL RETURN B, C                 21.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,594
(000 omitted)

Ratio of expenses to average      2.39% A
net assets

Ratio of expenses to average      2.38% A, E
net assets after expense
reductions

Ratio of net investment           (1.21)% A
income (loss) to average net
assets

Portfolio turnover rate           85% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE PERIOD APRIL 28,
1998 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1999.


MULTIMEDIA

Years ended February 28,         1999       1998       1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 33.58    $ 24.91    $ 27.18   $ 22.35   $ 23.87
period

Income from Investment
Operations

 Net investment income (loss)     (.19)      (.17)      .35 D     .02       (.01)
C

 Net realized and unrealized      11.85      10.30      (1.58)    7.00      1.67
gain (loss)

 Total from investment            11.66      10.13      (1.23)    7.02      1.66
operations

Less Distributions

 From net investment income       -          -          -         (.02)     -

 From net realized gain           (2.19)     (1.52)     (1.07)    (2.19)    (3.21)

 Total distributions              (2.19)     (1.52)     (1.07)    (2.21)    (3.21)

Redemption fees added to paid     .08        .06        .03       .02       .03
in capital

Net asset value, end of period   $ 43.13    $ 33.58    $ 24.91   $ 27.18   $ 22.35

TOTAL RETURN A, B                 36.68%     42.42%     (4.52)%   31.98%    9.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 159,730  $ 115,485  $ 54,171  $ 94,970  $ 38,157
(000 omitted)

Ratio of expenses to average      1.35%      1.75%      1.60%     1.56%     2.05%
net assets

Ratio of expenses to average      1.33% E    1.71% E    1.56% E   1.54% E   2.03% E
net assets after expense
reductions

Ratio of net investment           (.52)%     (.59)%     1.33%     .08%      (.07)%
income (loss) to average net
assets

Portfolio turnover rate           109%       219%       99%       223%      107%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.49 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.



NATURAL GAS

Years ended February 28,         1999       1998      1997      1996 F    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.22    $ 12.50   $ 11.36   $ 8.98    $ 9.48
period

Income from Investment
Operations

 Net investment income (loss)     .12 E      (.05)     (.06)     .05       .03
C

 Net realized and unrealized      (2.68)     1.06      1.30      2.36      (.53)
gain (loss)

 Total from investment            (2.56)     1.01      1.24      2.41      (.50)
operations

Less Distributions

 From net investment income       (.10)      -         (.01)     (.05)     (.02)

 From net realized gain           -          (.30)     (.29)     -         -

 In excess of net realized        -          (.03)     -         -         -
gain

 Total distributions              (.10)      (.33)     (.30)     (.05)     (.02)

Redemption fees added to paid     .03        .04       .20       .02       .02
in capital

Net asset value, end of period   $ 10.59    $ 13.22   $ 12.50   $ 11.36   $ 8.98

TOTAL RETURN  A, B                (19.17)%   8.74%     12.45%    27.10%    (5.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 36,828   $ 59,866  $ 81,566  $ 60,228  $ 79,894
(000 omitted)

Ratio of expenses to average      1.57%      1.82%     1.70%     1.68%     1.70%
net assets

Ratio of expenses to average      1.52% D    1.78% D   1.66% D   1.67% D   1.66% D
net assets after expense
reductions

Ratio of net investment           .93%       (.37)%    (.46)%    .46%      .30%
income (loss) to average net
assets

Portfolio turnover rate           107%       118%      283%      79%       177%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E NET INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL
DIVIDEND FROM TRANSCANADA
PIPELINES LTD. WHICH
AMOUNTED TO $.10 PER SHARE.
F FOR THE YEAR ENDED FEBRUARY
29.


NATURAL RESOURCES

Years ended February 28,         1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.46    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     (.05)      (.09)
d

 Net realized and unrealized      (2.54)     .76
gain (loss)

 Total from investment            (2.59)     .67
operations

Less Distributions

 From net realized gain           -          (.26)

Redemption fees added to paid     .02        .05
in capital

Net asset value, end of period   $ 7.89     $ 10.46

TOTAL RETURN B, C                 (24.57)%   7.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,134    $ 7,520
(000 omitted)

Ratio of expenses to average      2.50% F    2.50% A, F
net assets

Ratio of expenses to average      2.47% G    2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.54)%     (.86)% A
income (loss) to average net
assets

Portfolio turnover rate           155%       165% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 28,
1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


PAPER AND FOREST PRODUCTS

Years ended February 28,         1999       1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 22.66    $ 21.63   $ 20.78   $ 21.14   $ 19.61
period

Income from Investment
Operations

 Net investment income (loss)     (.03)      (.12)     .01       .08       .01
C

 Net realized and unrealized      (3.87)     3.13      2.08      1.83      2.53
gain (loss)

 Total from investment            (3.90)     3.01      2.09      1.91      2.54
operations

Less Distributions

 From net investment income       -          -         (.03)     (.08)     -

 In excess of net investment      -          (.04)     (.07)     -         -
income

 From net realized gain           --         (2.07)    (1.25)    (2.27)    (1.17)

 In excess of net realized        (.44)      --        --        --        --
gain

 Total distributions              (.44)      (2.11)    (1.35)    (2.35)    (1.17)

Redemption fees added to paid     .13        .13       .11       .08       .16
in capital

Net asset value, end of period   $ 18.45    $ 22.66   $ 21.63   $ 20.78   $ 21.14

TOTAL RETURN A, B                 (17.01)%   15.53%    10.87%    9.18%     14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,247   $ 31,384  $ 19,484  $ 27,270  $ 94,219
(000 omitted)

Ratio of expenses to average      2.30%      2.18%     2.19%     1.91%     1.88%
net assets

Ratio of expenses to average      2.21% D    2.15% D   2.16% D   1.90% D   1.87% D
net assets after expense
reductions

Ratio of net investment           (.13)%     (.50)%    .04%      .34%      .05%
income (loss) to average net
assets

Portfolio turnover rate           338%       235%      180%      78%       209%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


PRECIOUS METALS AND MINERALS

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.28    $ 19.60    $ 20.96    $ 15.27    $ 16.62
period

Income from Investment
Operations

 Net investment income (loss)     (.01)      (.04)      (.01)      .07        .17
C

 Net realized and unrealized      (1.27)     (9.42)     (1.42)     5.54       (1.42)
gain (loss)

 Total from investment            (1.28)     (9.46)     (1.43)     5.61       (1.25)
operations

Less Distributions

 From net investment income       -          -          (.04)      (.06)      (.18)

 In excess of net investment      -          -          (.01)      -          (.05)
income

 Total distributions              -          -          (.05)      (.06)      (.23)

Redemption fees added to paid     .16        .14        .12        .14        .13
in capital

Net asset value, end of period   $ 9.16     $ 10.28    $ 19.60    $ 20.96    $ 15.27

TOTAL RETURN A, B                 (10.89)%   (47.55)%   (6.26)%    37.74%     (6.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123,439  $ 165,960  $ 325,586  $ 467,196  $ 364,204
(000 omitted)

Ratio of expenses to average      1.78%      1.82%      1.62%      1.52%      1.46%
net assets

Ratio of expenses to average      1.74% D    1.76% D    1.61% D    1.52%      1.46%
net assets after expense
reductions

Ratio of net investment           (.09)%     (.26)%     (.05)%     .39%       .99%
income (loss) to average net
assets

Portfolio turnover rate           53%        84%        54%        53%        43%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



REGIONAL BANKS

Years ended February 28,         1999       1998         1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 43.18    $ 32.82      $ 24.37    $ 18.01    $ 17.99
period

Income from Investment
Operations

 Net investment income C          .39        .40          .37        .52        .37

 Net realized and unrealized      .91        11.41        9.70       6.78       .87
gain (loss)

 Total from investment            1.30       11.81        10.07      7.30       1.24
operations

Less Distributions

 From net investment income       (.28)      (.28)        (.27)      (.25)      (.29)

 From net realized gain           (2.66)     (1.23)       (1.40)     (.72)      (.98)

 Total distributions              (2.94)     (1.51)       (1.67)     (.97)      (1.27)

Redemption fees added to paid     .03        .06          .05        .03        .05
in capital

Net asset value, end of period   $ 41.57    $ 43.18      $ 32.82    $ 24.37    $ 18.01

TOTAL RETURN A, B                 3.10%      36.64%       43.33%     40.94%     7.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 925,829  $ 1,338,896  $ 837,952  $ 315,178  $ 164,603
(000 omitted)

Ratio of expenses to average      1.17%      1.25%        1.46%      1.41%      1.58%
net assets

Ratio of expenses to average      1.16% D    1.24% D      1.45% D    1.40% D    1.56% D
net assets after expense
reductions

Ratio of net investment           .91%       1.07%        1.36%      2.42%      1.99%
income to average net assets

Portfolio turnover rate           22%        25%          43%        103%       106%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



RETAILING

Years ended February 28,         1999       1998       1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.04    $ 33.25    $ 27.87   $ 23.91   $ 24.91
period

Income from Investment
Operations

 Net investment income (loss)     (.28)      (.27)      (.13)     (.14)     (.18)
C

 Net realized and unrealized      18.27      17.14      5.49      4.07      (.96)
gain (loss)

 Total from investment            17.99      16.87      5.36      3.93      (1.14)
operations

Less Distributions

 From net realized gain           (.39)      (.51)      (.08)     -         -

 In excess of net realized        (.30)      --         --        -         -
gain

 Total distributions              (.69)      (.51)      (.08)     -         -

Redemption fees added to paid     .16        .43        .10       .03       .14
in capital

Net asset value, end of period   $ 67.50    $ 50.04    $ 33.25   $ 27.87   $ 23.91

TOTAL RETURN A, B                 36.66%     52.61%     19.59%    16.56%    (4.01)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 337,513  $ 192,861  $ 59,348  $ 44,051  $ 31,090
(000 omitted)

Ratio of expenses to average      1.25%      1.63%      1.45%     1.94%     2.07%
net assets

Ratio of expenses to average      1.22% D    1.55% D    1.39% D   1.92% D   1.96% D
net assets after expense
reductions

Ratio of net investment           (.50)%     (.67)%     (.39)%    (.53)%    (.74)%
income (loss) to average net
assets

Portfolio turnover rate           165%       308%       278%      235%      481%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.


SOFTWARE AND COMPUTER SERVICES

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 44.26    $ 38.58    $ 36.20    $ 29.07    $ 28.89
period

Income from Investment
Operations

 Net investment income (loss)     (.39)      (.33)      (.25)      (.19)      (.26)
C

 Net realized and unrealized      14.46      12.57      5.87       11.85      .67
gain (loss)

 Total from investment            14.07      12.24      5.62       11.66      .41
operations

Less Distributions

 From net realized gain           (1.32)     (6.61)     (3.31)     (4.60)     (.33)

Redemption fees added to paid     .08        .05        .07        .07        .10
in capital

Net asset value, end of period   $ 57.09    $ 44.26    $ 38.58    $ 36.20    $ 29.07

TOTAL RETURN A, B                 32.57%     35.50%     16.14%     40.17%     1.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 690,852  $ 503,367  $ 389,699  $ 337,633  $ 236,445
(000 omitted)

Ratio of expenses to average      1.28%      1.44%      1.54%      1.48%      1.52%
net assets

Ratio of expenses to average      1.27% D    1.42% D    1.51% D    1.47% D    1.50% D
net assets after expense
reductions

Ratio of net investment           (.82)%     (.81)%     (.66)%     (.54)%     (1.01)%
income (loss) to average net
assets

Portfolio turnover rate           72%        145%       279%       183%       164%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



TECHNOLOGY

Years ended February 28,         1999         1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.13      $ 57.70    $ 54.67    $ 42.05    $ 41.83
period

Income from Investment
Operations

 Net investment income (loss)     (.34)        (.25)      (.39)      (.28)      (.39)
C

 Net realized and unrealized      29.79        11.29      6.95       20.83      1.95
gain (loss)

 Total from investment            29.45        11.04      6.56       20.55      1.56
operations

Less Distributions

 From net realized gain           -            (12.39)    (3.68)     (8.05)     (1.50)

 In excess of net realized        -            (3.30)     -          -          -
gain

 Total distributions              -            (15.69)    (3.68)     (8.05)     (1.50)

Redemption fees added to paid     .12          .08        .15        .12        .16
in capital

Net asset value, end of period   $ 82.70      $ 53.13    $ 57.70    $ 54.67    $ 42.05

TOTAL RETURN A, B                 55.66%       24.92%     12.64%     50.71%     4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,367,148  $ 691,924  $ 478,444  $ 483,026  $ 229,761
(000 omitted)

Ratio of expenses to average      1.24%        1.38%      1.49%      1.40%      1.57%
net assets

Ratio of expenses to average      1.20% D      1.30% D    1.44% D    1.39% D    1.56% D
net assets after expense
reductions

Ratio of net investment           (.54)%       (.45)%     (.72)%     (.52)%     (.98)%
income (loss) to average net
assets

Portfolio turnover rate           339%         556%       549%       112%       102%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



TELECOMMUNICATIONS

Years ended February 28,         1999       1998       1997       1996 F     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.37    $ 41.80    $ 44.87    $ 38.34    $ 37.10
period

Income from Investment
Operations

 Net investment income (loss)     (.06)      (.25)      .12 D      .51        .29
C

 Net realized and unrealized      11.43      18.20      2.92       9.15       2.54
gain (loss)

 Total from investment            11.37      17.95      3.04       9.66       2.83
operations

Less Distributions

 From net investment income       -          -          (.16)      (.39)      (.33)

 From net realized gain           (2.96)     (6.44)     (5.98)     (2.75)     (1.27)

 Total distributions              (2.96)     (6.44)     (6.14)     (3.14)     (1.60)

Redemption fees added to paid     .07        .06        .03        .01        .01
in capital

Net asset value, end of period   $ 61.85    $ 53.37    $ 41.80    $ 44.87    $ 38.34

TOTAL RETURN A, B                 22.21%     46.52%     7.85%      25.79%     7.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 824,175  $ 643,449  $ 388,535  $ 468,300  $ 369,476
(000 omitted)

Ratio of expenses to average      1.27%      1.51%      1.51%      1.52%      1.56%
net assets

Ratio of expenses to average      1.25% E    1.48% E    1.47% E    1.52%      1.55% E
net assets after expense
reductions

Ratio of net investment           (.11)%     (.53)%     .27%       1.17%      .77%
income (loss) to average net
assets

Portfolio turnover rate           150%       157%       175%       89%        107%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.07 PER
SHARE.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
F FOR THE YEAR ENDED FEBRUARY
29.



TRANSPORTATION

Years ended February 28,         1999      1998      1997      1996 G    1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.34   $ 22.23   $ 21.92   $ 20.53   $ 21.67
period

Income from Investment
Operations

 Net investment income (loss)     (.18)     (.02)     (.13)     (.09) D   (.17)
C

 Net realized and unrealized      (.58)     8.85      1.06      2.60      1.17
gain (loss)

 Total from investment            (.76)     8.83      .93       2.51      1.00
operations

Less Distributions

 From net realized gain           (2.64)    (2.80)    (.71)     (1.22)    (2.19)

Redemption fees added to paid     .10       .08       .09       .10       .05
in capital

Net asset value, end of period   $ 25.04   $ 28.34   $ 22.23   $ 21.92   $ 20.53

TOTAL RETURN A, B                 (1.73)%   41.15%    4.67%     12.95%    5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,855  $ 64,282  $ 8,890   $ 11,445  $ 12,704
(000 omitted)

Ratio of expenses to average      1.96%     1.58%     2.50% E   2.47% E   2.37%
net assets

Ratio of expenses to average      1.90% F   1.54% F   2.48% F   2.44% F   2.36% F
net assets after expense
reductions

Ratio of net investment           (.68)%    (.06)%    (.58)%    (.43)%    (.83)%
income (loss) to average net
assets

Portfolio turnover rate           182%      210%      148%      175%      178%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
D INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.
E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE
LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
G FOR THE YEAR ENDED FEBRUARY
29.



UTILITIES GROWTH

Years ended February 28,         1999       1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.50    $ 45.97    $ 43.03    $ 34.88    $ 36.61
period

Income from Investment
Operations

 Net investment income C          .44        .54        .73        1.10       1.13

 Net realized and unrealized      15.77      14.83      6.41       7.86       (1.17)
gain (loss)

 Total from investment            16.21      15.37      7.14       8.96       (.04)
operations

Less Distributions

 From net investment income       (.25)      (.58)      (.70)      (.84)      (1.05)

 From net realized gain           (7.93)     (7.30)     (3.54)     -          (.67)

 Total distributions              (8.18)     (7.88)     (4.24)     (.84)      (1.72)

Redemption fees added to paid     .05        .04        .04        .03        .03
in capital

Net asset value, end of period   $ 61.58    $ 53.50    $ 45.97    $ 43.03    $ 34.88

TOTAL RETURN A, B                 32.17%     36.20%     18.13%     25.82%     .21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507,841  $ 401,927  $ 256,844  $ 266,768  $ 237,635
(000 omitted)

Ratio of expenses to average      1.18%      1.33%      1.47%      1.39%      1.43%
net assets

Ratio of expenses to average      1.16% D    1.30% D    1.46% D    1.38% D    1.42% D
net assets after expense
reductions

Ratio of net investment           .77%       1.11%      1.73%      2.76%      3.24%
income to average net assets

Portfolio turnover rate           113%       78%        31%        65%        24%

A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE .
C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.
D FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
E FOR THE YEAR ENDED FEBRUARY
29.



MONEY MARKET

Years ended February 28,         1999         1998       1997       1996C      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .050         .051       .049       .054       .042
Operations  Net interest
income

Less Distributions

 From net interest income         (.050)       (.051)     (.049)     (.054)     (.042)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.08%        5.26%      5.02%      5.56%      4.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,126,174  $ 584,919  $ 848,168  $ 610,821  $ 573,144
(000 omitted)

Ratio of expenses to average      .50%         .56%       .56%       .59%       .65%
net assets

Ratio of expenses to average      .49% B       .56%       .56%       .59%       .65%
net assets after expense
reductions

Ratio of net interest income      5.03%        5.13%      4.92%      5.39%      4.19%
to average net assets


A  TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
B FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.
C FOR THE YEAR ENDED FEBRUARY
29.








You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3114

Select Portfolios, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed
Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701898.101 SEL-pro-0499

FIDELITY SELECT PORTFOLIOS(registered trademark)

STATEMENT OF ADDITIONAL INFORMATION

APRIL 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report are incorporated herein. The
Annual Report is supplied with this SAI.

To obtain a free additional copy of the Prospectus, dated April 29, 1999, or an Annual Report, please call Fidelity(registered trademark) at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS               PAGE

Investment Policies and         94
Limitations

Portfolio Transactions          103

Valuation                       115

Performance                     116

Additional Purchase, Exchange   214
and Redemption Information

Distributions and Taxes         214

Trustees and Officers           215

Control of Investment Advisers  225

Management Contracts            225

Distribution Services           240

Transfer and Service Agent      250
Agreements

Description of the Trust        253

Financial Statements            254

Appendix                        254

SEL-ptb-0499
1.474722.101

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF EACH STOCK FUND (EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL
EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO)

THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. A FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Precious Metals and Minerals Portfolio or to Gold Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

ADDITIONAL FUNDAMENTAL INVESTMENT LIMITATIONS OF CERTAIN OF THE STOCK
FUNDS.

GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO MAY NOT:

(1) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or

(2) purchase or sell physical commodities, provided that the fund may purchase and sell precious metals, and further provided that the fund may sell physical commodities acquired as a result of ownership of securities. The fund may not purchase or sell options, options on futures contracts, or futures contracts on physical commodities other than precious metals.

FINANCIAL SERVICES PORTFOLIO, REGIONAL BANKS PORTFOLIO, AND HOME
FINANCE PORTFOLIO MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITATIONS FOR EACH STOCK FUND
(EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL
INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO), WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) For each fund (except Home Finance, Financial Services, and
Regional Banks), in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2) for all stock funds). Each fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 5% of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For purposes of limitations (1) and (2) for Gold Portfolio and Precious Metals and Minerals Portfolio, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.

For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 203.

INVESTMENT LIMITATIONS OF BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS
PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO

THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. A FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Natural Resources Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

NATURAL RESOURCES PORTFOLIO MAY NOT:

(1) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITS FOR BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL
EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO,
WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) For each fund, in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 205.

INVESTMENT LIMITATIONS OF SELECT MONEY MARKET PORTFOLIO (MONEY MARKET
FUND)

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(9) invest in companies for the purpose of exercising control or management.

(10) In addition the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

THE FOLLOWING ARE THE FUND'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

FINANCIAL SERVICES PORTFOLIO. The extent to which the fund may invest
in a company that engages in securities   -    related activities is
limited by federal securities laws.

MULTIMEDIA PORTFOLIO. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

   The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

COMPANIES "PRINCIPALLY ENGAGED" IN A DESIGNATED BUSINESS ACTIVITY. For purposes of each stock fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

DOMESTIC AND FOREIGN INVESTMENTS (MONEY MARKET FUND ONLY) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer,
securities depository or foreign subcustodian.    For example, many
foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or
principal.     In addition, the costs associated with foreign
investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A stock fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each stock fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each stock fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the stock funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Gold Portfolio, Natural Resources Portfolio, and Precious Metals and Minerals Portfolio may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

PRECIOUS METALS. Precious metals, such as gold, silver, platinum and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

PREFERRED STOCK is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES. including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the net asset value per share (NAV) of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A stock fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES. When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.

Each of Business Services and Outsourcing, Cyclical Industries,
Medical Equipment and Systems and Natural Resources reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended February 28, 1999 and 1998, the portfolio turnover rates for the stock funds (except Medical Equipment and Systems for 1998) are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

Turnover Rates                  Fiscal 1999  Fiscal 1998

Air Transportation               260%         294%

Automotive                       96%          153%

Biotechnology                    86%          162%

Brokerage and Investment         59%          100%
Management

Business Services and            115%         36%A
Outsourcing

Chemicals                        141%         31%

Computers                        133%         333%

Construction and Housing         226%         404%

Consumer Industries              150%         199%

Cyclical Industries              103%         140%A

Defense and Aerospace            221%         311%

Developing Communications        299%         383%

Electronics                      160%         435%

Energy                           138%         115%

Energy Service                   75%          78%

Environmental Services           123%         59%

Financial Services               60%          84%

Food and Agriculture             68%          74%

Gold                             59%          89%

Health Care                      66%          79%

Home Finance                     18%          54%

Industrial Equipment             84%          115%

Industrial Materials             82%          118%

Insurance                        72%          157%

Leisure                          107%         209%

Medical Delivery                 67%          109%

Medical Equipment and Systems    85%A        N/A

Multimedia                       109%         219%

Natural Gas                      107%         118%

Natural Resources                155%         165%A

Paper and Forest Products        338%         235%

Precious Metals and Minerals     53%          84%

Regional Banks                   22%          25%

Retailing                        165%         308%

Software and Computer Services   72%          145%

Technology                       339%         556%

Telecommunications               150%         157%

Transportation                   182%         210%

Utilities Growth                 113%         78%


A Annualized

The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the
placement of portfolio transactions.    For the fiscal years ended
February 1999, 1998, and 1997, the money market fund paid no brokerage commissions.

Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and FBS, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC and FBS for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999. NFSC and FBS are paid on a commission basis. The second table also shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.

Fiscal Periods Ended February   Total        To NFSC      To FBS
28

Air Transportation

1999                            $ 466,528    $ 73,991     $ 0

1998                            $ 377,945    $ 70,756     $ 0

1997                            $ 588,326    $ 110,395    $ 609

Automotive

1999                            $ 166,706    $ 23,803     $ 0

1998                            $ 220,182    $ 36,417     $ 0

1997                            $ 422,985    $ 66,744     $ 23,371

Biotechnology

1999                            $ 443,990    $ 31,302     $ 0

1998                            $ 843,401    $ 114,067    $ 15,773

1997                            $ 466,616    $ 62,674     $ 1,784

Brokerage and Investment
Management

1999                            $ 775,691    $ 47,015     $ 0

1998                            $ 735,065    $ 86,544     $ 11,262

1997                            $ 318,063    $ 61,662     $ 0

Business Services and
Outsourcing

1999                            $ 100,721    $ 16,127     $ 0

1998*                           $ 3,710      $ 45         $ 0

Chemicals

1999                            $ 152,343    $ 21,237     $ 0

1998                            $ 101,154    $ 12,782     $ 17,404

1997                            $ 442,545    $ 71,711     $ 31,240

Computers

1999                            $ 1,257,001  $ 217,026    $ 0

1998                            $ 1,763,117  $ 240,381    $ 0

1997                            $ 1,247,598  $ 198,215    $ 0

Construction and Housing

1999                            $ 370,610    $ 51,030     $ 0

1998                            $ 218,917    $ 46,802     $ 0

1997                            $ 348,359    $ 63,646     $ 0

Consumer Industries

1999                            $ 117,209    $ 17,657     $ 0

1998                            $ 76,547     $ 15,031     $ 0

1997                            $ 121,479    $ 29,979     $ 0

Cyclical Industries

1999                            $ 5,884      $ 579        $ 0

1998**                          $ 5,529      $ 470        $ 0

Defense and Aerospace

1999                            $ 163,499    $ 29,426     $ 0

1998                            $ 321,753    $ 60,895     $ 0

1997                            $ 170,650    $ 24,182     $ 0

Developing Communications

1999                            $ 757,140    $ 91,601     $ 0

1998                            $ 699,196    $ 100,909    $ 3,085

1997                            $ 657,790    $ 92,344     $ 24,230

Electronics

1999                            $ 3,599,050  $ 363,022    $ 0

1998                            $ 8,057,183  $ 1,038,942  $ 0

1997                            $ 2,768,382  $ 595,711    $ 0

Energy

1999                            $ 423,125    $ 48,921     $ 0

1998                            $ 481,212    $ 56,921     $ 0

1997                            $ 275,437    $ 53,327     $ 0

Fiscal Periods Ended February   Total        To NFSC      To FBS
28

Energy Service

1999                            $ 1,321,362  $ 132,958    $ 0

1998                            $ 1,428,931  $ 208,445    $ 0

1997                            $ 971,677    $ 263,380    $ 1,026

Environmental Services

1999                            $ 72,365     $ 14,545     $ 0

1998                            $ 53,033     $ 4,927      $ 0

1997                            $ 240,792    $ 42,243     $ 0

Financial Services

1999                            $ 506,934    $ 45,514     $ 0

1998                            $ 467,674    $ 58,925     $ 0

1997                            $ 330,933    $ 77,580     $ 0

Food and Agriculture

1999                            $ 357,895    $ 54,460     $ 0

1998                            $ 271,283    $ 44,060     $ 0

1997                            $ 439,321    $ 97,562     $ 0

Gold

1999                            $ 607,659    $ 16,916     $ 0

1998                            $ 1,178,299  $ 91,784     $ 0

1997                            $ 898,281    $ 82,611     $ 0

Health Care

1999                            $ 2,810,021  $ 244,159    $ 0

1998                            $ 1,780,678  $ 202,696    $ 39,030

1997                            $ 1,330,539  $ 208,545    $ 19,436

Home Finance

1999                            $ 858,979    $ 118,062    $ 0

1998                            $ 999,285    $ 222,404    $ 11,072

1997                            $ 824,781    $ 201,617    $ 0

Industrial Equipment

1999                            $ 66,813     $ 8,504      $ 0

1998                            $ 186,022    $ 28,906     $ 0

1997                            $ 372,936    $ 78,288     $ 1,152

Industrial Materials

1999                            $ 25,143     $ 3,612      $ 0

1998                            $ 138,995    $ 19,267     $ 0

1997                            $ 281,500    $ 37,253     $ 0

Insurance

1999                            $ 171,027    $ 17,412     $ 0

1998                            $ 249,991    $ 41,261     $ 4,571

1997                            $ 51,916     $ 12,029     $ 0

Leisure

1999                            $ 364,791    $ 84,286     $ 0

1998                            $ 444,121    $ 113,958    $ 0

1997                            $ 234,434    $ 56,198     $ 0

Medical Delivery

1999                            $ 244,378    $ 23,772     $ 0

1998                            $ 294,080    $ 54,751     $ 0

1997                            $ 409,668    $ 62,985     $ 0

Medical Equipment and Systems

1999***                         $ 14,974     $ 3,290      $ 0

Multimedia

1999                            $ 156,430    $ 41,770     $ 0

1998                            $ 213,979    $ 40,201     $ 0

1997                            $ 181,181    $ 19,584     $ 0

Fiscal Periods Ended February   Total        To NFSC      To FBS
28

Natural Gas

1999                            $ 155,015    $ 13,630     $ 0

1998                            $ 246,019    $ 38,095     $ 0

1997                            $ 591,400    $ 75,903     $ 904

Natural Resources

1999                            $ 17,047     $ 2,189      $ 0

1998****                        $ 23,485     $ 1,465      $ 0

Paper and Forest Products

1999                            $ 140,355    $ 15,977     $ 0

1998                            $ 118,872    $ 11,543     $ 0

1997                            $ 104,451    $ 22,646     $ 1,146

Precious Metals and Minerals

1999                            $ 413,864    $ 11,498     $ 0

1998                            $ 736,052    $ 34,762     $ 0

1997                            $ 655,032    $ 43,075     $ 0

Regional Banks

1999                            $ 615,558    $ 16,496     $ 0

1998                            $ 372,550    $ 70,122     $ 0

1997                            $ 385,163    $ 86,165     $ 0

Retailing

1999                            $ 587,848    $ 155,653    $ 0

1998                            $ 721,512    $ 132,299    $ 0

1997                            $ 1,026,572  $ 250,241    $ 0

Software and Computer Services

1999                            $ 273,818    $ 38,702     $ 0

1998                            $ 444,769    $ 71,604     $ 0

1997                            $ 559,248    $ 86,634     $ 0

Technology

1999                            $ 1,912,128  $ 323,190    $ 0

1998                            $ 2,228,245  $ 349,497    $ 0

1997                            $ 1,737,289  $ 339,229    $ 574

Telecommunications

1999                            $ 1,198,509  $ 123,641    $ 0

1998                            $ 1,091,330  $ 81,847     $ 0

1997                            $ 1,288,951  $ 103,768    $ 58,688

Transportation

1999                            $ 86,899     $ 12,152     $ 0

1998                            $ 144,625    $ 18,070     $ 0

1997                            $ 23,737     $ 4,001      $ 44

Utilities Growth

1999                            $ 789,881    $ 23,956     $ 0

1998                            $ 317,455    $ 29,653     $ 1,975

1997                            $ 167,248    $ 23,690     $ 2,643


* Business Services and Outsourcing commenced operations on February
4, 1998.

** Cyclical Industries commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

**** Natural Resources commenced operations on March 3, 1997.


Fiscal Period Ended  February    % of Aggregate Commissions  % of Aggregate Dollar Amount  $ Amount of Commissions Paid
28, 1999                         Paid to NFSC(dagger)        of Transactions Effected      To Firms that Provided
                                                             through NFSC                  Research Services*

Air TransportationA               15.85%                      24.48%                       $ 442,411

AutomotiveA                       14.28%                      26.75%                       $ 149,860

BiotechnologyA                    7.05%                       26.73%                       $ 414,009

Brokerage and Investment          6.06%                       9.39%                        $ 700,728
ManagementA

Business Services and             16.01%                      23.70%                       $ 89,287
OutsourcingA

ChemicalsA                        13.94%                      21.71%                       $ 136,297

ComputersA                        17.27%                      23.05%                       $ 1,228,387

Construction and HousingA         13.77%                      25.24%                       $ 340,925

Consumer IndustriesA              15.06%                      20.49%                       $ 75,270

Cyclical IndustriesA              9.84%                       16.78%                       $ 4,330

Defense and AerospaceA            18.00%                      20.08%                       $ 144,207

Developing CommunicationsA        12.10%                      18.76%                       $ 728,997

ElectronicsA                      10.08%                      15.04%                       $ 3,536,965

EnergyA                           11.56%                      20.31%                       $ 393,142

Energy ServiceA                   10.06%                      13.96%                       $ 1,224,413

Environmental ServicesA           20.10%                      32.97%                       $ 58,839

Financial ServicesA               8.98%                       15.43%                       $ 473,989

Food and AgricultureA             15.22%                      25.36%                       $ 337,596

GoldA                             2.78%                       7.34%                        $ 571,922

Health CareA                      8.69%                       18.25%                       $ 2,716,085

Home FinanceA                     13.75%                      19.25%                       $ 775,148

Industrial EquipmentA             12.73%                      17.61%                       $ 59,833

Industrial MaterialsA             14.37%                      24.61%                       $ 19,417

InsuranceA                        10.18%                      16.96%                       $ 155,633

LeisureA                          23.11%                      37.50%                       $ 341,029

Medical DeliveryA                 9.72%                       17.91%                       $ 240,728

Medical Equipment and SystemsA    21.97%                      29.67%                       $ 10,723

MultimediaA                       26.70%                      37.25%                       $ 139,952

Natural GasA                      8.79%                       15.43%                       $ 135,733

Natural ResourcesA                12.85%                      25.12%                       $ 14,008

Paper and Forest ProductsA        11.39%                      22.44%                       $ 110,406

Precious Metals and MineralsA     2.78%                       6.45%                        $ 376,214

Regional BanksA                   2.68%                       4.80%                        $ 603,332

RetailingA                        26.48%                      36.45%                       $ 526,182

Software and Computer ServicesA   14.13%                      21.79%                       $ 263,467

TechnologyA                       16.90%                      21.74%                       $ 1,849,609

TelecommunicationsA               10.32%                      15.24%                       $ 1,100,051

TransportationA                   13.98%                      16.00%                       $ 74,517

Utilities GrowthA                 3.04%                       6.16%                        $ 674,254




Fiscal Period Ended  February    $ Amount of Brokerage
28, 1999                         Transactions Involved*


Air TransportationA              $ 368,739,031

AutomotiveA                      $ 113,886,936

BiotechnologyA                   $ 360,645,234

Brokerage and Investment         $ 742,337,817
ManagementA

Business Services and            $ 52,022,736
OutsourcingA

ChemicalsA                       $ 108,247,155

ComputersA                       $ 1,631,682,148

Construction and HousingA        $ 264,641,924

Consumer IndustriesA             $ 74,099,816

Cyclical IndustriesA             $ 2,981,631

Defense and AerospaceA           $ 149,178,757

Developing CommunicationsA       $ 739,946,207

ElectronicsA                     $ 3,033,778,555

EnergyA                          $ 280,314,569

Energy ServiceA                  $ 814,196,283

Environmental ServicesA          $ 29,241,397

Financial ServicesA              $ 592,807,308

Food and AgricultureA            $ 283,642,508

GoldA                            $ 177,008,865

Health CareA                     $ 2,678,193,388

Home FinanceA                    $ 566,166,569

Industrial EquipmentA            $ 45,615,265

Industrial MaterialsA            $ 13,276,912

InsuranceA                       $ 146,056,202

LeisureA                         $ 333,386,076

Medical DeliveryA                $ 123,807,682

Medical Equipment and SystemsA   $ 12,833,460

MultimediaA                      $ 144,555,999

Natural GasA                     $ 78,898,705

Natural ResourcesA               $ 9,544,699

Paper and Forest ProductsA       $ 75,447,265

Precious Metals and MineralsA    $ 128,927,976

Regional BanksA                  $ 705,809,048

RetailingA                       $ 555,755,250

Software and Computer ServicesA  $ 290,036,364

TechnologyA                      $ 1,967,336,754

TelecommunicationsA              $ 1,060,209,460

TransportationA                  $ 60,669,697

Utilities GrowthA                $ 550,058,911


* The provisions of research services was not necessarily a factor in the placement of all this business with such firms.

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar mount of transactions effected through NFSC and is a result of the low commission rates charged by NFSC.

A Broker-dealer affiliates of FMR have used a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

STOCK FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of a stock fund, the yield of the money market fund, and return fluctuate in response to market conditions and other factors, and the value of a stock fund's shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS (MONEY MARKET FUND). To compute the yield for the fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return
over a one-year period. In addition to the current yield,    the
fund     may quote yields in advertising based on any historical
seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a fund's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's maximum sales charge into account, and may or may not include the effect of a stock fund's trading fee. Excluding a fund's sales charge or trading fee from a return calculation produces a higher return figure. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. As of February 26, 1999, the 13-week and 39-week short-term moving averages are shown below.


Fund Name                       13-Week Short-Term Moving  39-Week Short-Term Moving
                                Average                    Average

Air Transportation              $ 25.92                    $ 25.42

Automotive                      $ 24.14                    $ 23.66

Biotechnology                   $ 39.15                    $ 34.11

Brokerage and Investment        $ 39.41                    $ 38.48
Management

Business Services and           $ 13.30                    $ 11.97
Outsourcing

Chemicals                       $ 31.76                    $ 32.88

Computers                       $ 69.31                    $ 54.61

Construction and Housing        $ 26.52                    $ 25.27

Consumer Industries             $ 30.91                    $ 28.80

Cyclical Industries             $ 11.55                    $ 11.41

Defense and Aerospace           $ 33.84                    $ 33.59

Developing Communications       $ 31.03                    $ 24.43

Electronics                     $ 49.40                    $ 37.80

Energy                          $ 17.30                    $ 18.58

Energy Service                  $ 14.31                    $ 17.69

Environmental Services          $ 13.21                    $ 13.81

Financial Services              $ 97.52                    $ 94.72

Food and Agriculture            $ 47.53                    $ 45.70

Gold                            $ 13.45                    $ 12.91

Health Care                     $ 133.76                   $ 124.71

Home Finance                    $ 42.37                    $ 45.05

Industrial Equipment            $ 25.61                    $ 24.66

Industrial Materials            $ 20.63                    $ 21.08

Insurance                       $ 41.61                    $ 39.91

Leisure                         $ 75.54                    $ 66.62

Medical Delivery                $ 21.19                    $ 22.85

Medical Equipment and Systems   $ 11.88                    $ 10.96

Multimedia                      $ 40.36                    $ 35.89

Natural Gas                     $ 11.07                    $ 11.80

Natural Resources               $ 8.43                     $ 9.02

Paper and Forest Products       $ 18.57                    $ 18.78

Precious Metals and Minerals    $ 9.70                     $ 9.15

Regional Banks                  $ 41.32                    $ 40.52

Retailing                       $ 63.47                    $ 57.02

Software and Computer Services  $ 54.48                    $ 47.36

Technology                      $ 81.61                    $ 63.92

Telecommunications              $ 59.92                    $ 53.88

Transportation                  $ 23.57                    $ 22.52

Utilities Growth                $ 60.10                    $ 53.01



CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each fund. The money market fund's returns include the effect of the fund's 3% sales charge. For each stock fund, returns include the effect of the fund's 3% sales charge and trading fee, but do not include the effect of the fund's exchange fee.

HISTORICAL FUND RESULTS. The following table shows the money market fund's 7-day yield and each fund's returns for fiscal periods ended February 28, 1999.



                                                  Average Annual Total Returns                  Cumulative Total Returns
                                 Seven-Day Yield  One Year  Five Years  Ten Years/Life of Fund  One Year  Five Years

Air Transportation                                 0.92%     13.38%      12.79%                  0.92%     87.35%

Automotive                                         -11.34%   4.80%       12.32%                  -11.34%   26.41%

Biotechnology                                      23.25%    15.01%      21.19%                  23.25%    101.27%

Brokerage and Investment                           1.55%     21.24%      20.21%                  1.55%     162.01%
Management

Business Services and                              22.37%   N/A          30.92%*                 22.37%   N/A
Outsourcing

Chemicals                                          -26.02%   7.34%       10.80%                  -26.02%   42.53

Computers                                          61.37%    33.09%      27.76%                  61.37%    317.58%

Construction and Housing                           -5.17%    10.91%      14.36%                  -5.17%    67.84%

Consumer Industries                                16.50%    18.63%      18.36%*                 16.50%    134.96%

Cyclical Industries                                -7.89%   N/A          7.67%*                  -7.89%   N/A

Defense and Aerospace                              -12.68%   17.26%      14.31%                  -12.68%   121.70%

Developing   Communications                        58.05%    23.24%      24.19%*                 58.05%    184.27%

Electronics                                        31.16%    33.54%      29.22%                  31.16%    324.64%

Energy                                             -24.41%   5.80%       7.30%                   -24.41%   32.55%

Energy Service                                     -52.12%   7.09%       7.43%                   -52.12%   40.85%

Environmental Services                             -24.64%   1.89%       3.62%*                  -24.64%   9.82%

Financial Services                                 5.10%     23.97%      21.55%                  5.10%     192.77%

Food and Agriculture                               4.52%     17.39%      17.91%                  4.52%     122.96%

Gold                                               -18.29%   -10.03%     -1.56%                  -18.29%   -41.06%

Health Care                                        23.31%    30.02%      25.50%                  23.31%    271.61%

Home Finance                                       -21.62%   19.79%      21.49%                  -21.62%   146.66%

Industrial Equipment                               -2.11%    14.34%      15.21%                  -2.11%    95.46%

Industrial Materials                               -21.23%   2.93%       6.81%                   -21.23%   15.52%

Insurance                                          6.47%     22.64%      18.78%                  6.47%     177.44%

Leisure                                            33.34%    22.26%      18.87%                  33.34%    173.15%

Medical Delivery                                   -31.66%   8.14%       15.49%                  -31.66%   47.91%

Medical Equipment and   Systems                   N/A       N/A         N/A                     N/A       N/A

Multimedia                                         32.51%    21.07%      18.08%                  32.51%    160.12%

Natural Gas                                        -21.66%   2.95%       1.83%*                  -21.66%   15.62%

Natural Resources                                  -26.91%  N/A          -11.48%*                -26.91%  N/A

Paper and Forest Products                          -19.57%   5.27%       8.51%                   -19.57%   29.29%

Precious Metals and  Minerals                      -13.64%   -11.45%     -2.04%                  -13.64%   -45.55%

Regional Banks                                     -0.06%    24.36%      22.80%                  -0.06%    197.48%

Retailing                                          32.49%    22.03%      22.15%                  32.49%    170.61%

Software and Computer                              28.52%    23.66%      24.24%                  28.52%    189.20%
Services

Technology                                         50.91%    27.34%      25.76%                  50.91%    234.89%

Telecommunications                                 18.47%    20.53%      19.05%                  18.47%    154.38%

Transportation                                     -4.75%    10.98%      14.82%                  -4.75%    68.38%

Utilities Growth                                   28.13%    21.06%      17.76%                  28.13%    160.01%

Money Market                      4.76%            1.93%     4.40%       4.96%                   1.93%     24.03%





                                 Cumulative Total Returns
                                 Ten Years/Life of Fund

Air Transportation                233.08%

Automotive                        219.47%

Biotechnology                     583.45%

Brokerage and Investment          529.90%
Management

Business Services and             33.27%*
Outsourcing

Chemicals                         178.89%

Computers                         1058.44%

Construction and Housing          282.71%

Consumer Industries               330.97%*

Cyclical Industries               15.87%*

Defense and Aerospace             281.02%

Developing   Communications       553.58%*

Electronics                       1198.23%

Energy                            102.37%

Energy Service                    104.77%

Environmental Services            41.11%*

Financial Services                603.96%

Food and Agriculture              419.46%

Gold                              -14.57%

Health Care                       869.08%

Home Finance                      600.51%

Industrial Equipment              312.08%

Industrial Materials              93.26%

Insurance                         458.86%

Leisure                           463.43%

Medical Delivery                  322.30%

Medical Equipment and   Systems   17.30%*

Multimedia                        427.14%

Natural Gas                       11.19%*

Natural Resources                 -21.56%*

Paper and Forest Products         126.36%

Precious Metals and  Minerals     -18.66%

Regional Banks                    679.81%

Retailing                         639.25%

Software and Computer             776.15%
Services

Technology                        889.23%

Telecommunications                471.95%

Transportation                    298.34%

Utilities Growth                  412.70%

Money Market                      62.29%



* From commencement of operations (June 29, 1990 for Consumer
Industries and Developing Communications; June 29, 1989 for
Environmental Services; April 21, 1993 for Natural Gas; March 3, 1997 for Cyclical Industries and Natural Resources; February 4, 1998 for Business Services and Outsourcing; and April 28, 1998 for Medical
Equipment and Systems).

   Note: If FMR had not reimbursed certain fund expenses during these periods, Air Transportation's, Automotive's, Biotechnology's, Brokerage and Investment Management's, Business Services and Outsourcing's, Chemicals', Computer's, Construction and Housing's, Consumer Industries', Cyclical Industries', Defense and Aerospace's, Developing Communications', Electronics', Food and Agriculture's, Home Finance's, Industrial Equipment's, Industrial Materials', Insurance's, Multimedia's, Natural Resources', Paper and Forest Product's, Regional Banks', Retailing's, Software and Computer Services', and Transportation's returns would have been lower.

The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the record of the Standard & Poor's 500 (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the money market fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. Each stock fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the 10-year period ended
February 28, 1999 or life of fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

AIR TRANSPORTATION PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Air Transportation
Portfolio would have grown to $   33,315    , including the effect of
the fund's 3.00% sales charge.


AIR TRANSPORTATION PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                          Investment                Distributions                Gain Distributions

2/28/99                   $ 24,979                  $ 0                          $ 8,336                      $ 33,315

2/28/98                     24,169                    0                            7,829                        31,998

2/28/97                     15,945                    0                            3,917                        19,862

2/29/96                     18,995                    0                            4,388                        23,383

2/28/95                     12,534                    0                            2,561                        15,095

2/28/94                     15,405                    0                            1,837                        17,242

2/28/93                     12,237                    0                            1,240                        13,477

2/29/92                     12,741                    0                            899                          13,640

2/28/91                     10,681                    0                            521                          11,202

2/28/90                     9,808                     0                            479                          10,287





AIR TRANSPORTATION PORTFOLIO  INDEXES

Year Ended                    S&P 500   DJIA      Cost of Living


2/28/99                       $ 55,921  $ 54,030  $ 13,528

2/28/98                        46,704    48,785    13,314

2/28/97                        34,595    38,595    13,125

2/29/96                        27,421    30,144    12,738

2/28/95                        20,357    21,531    12,410

2/28/94                        18,962    20,019    12,064

2/28/93                        17,502    17,124    11,768

2/29/92                        15,815    16,115    11,398

2/28/91                        13,633    13,768    11,086

2/28/90                        11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Air Transportation Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   15,127    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   0     for dividends and $   4,418     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

AUTOMOTIVE PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Automotive Portfolio would
have grown to $   31,954    , including the effect of the fund's 3.00%
sales charge.


AUTOMOTIVE PORTFOLIO                                                                                              INDEXES

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 18,693                  $ 1,386                       $ 11,875                     $ 31,954     $ 55,921

2/28/98          22,082                    1,611                         11,238                       34,931       46,704

2/28/97          20,380                    1,390                         6,680                        28,450       34,595

2/29/96          17,545                    1,030                         5,015                        23,590       27,421

2/28/95          15,931                    935                           4,554                        21,420       20,357

2/28/94          20,460                    1,133                         2,912                        24,505       18,962

2/28/93          16,614                    876                           1,295                        18,785       17,502

2/29/92          13,779                    679                           782                          15,240       15,815

2/28/91          9,909                     488                           0                            10,397       13,633

2/28/90          9,451                     329                           0                            9,780        11,891





AUTOMOTIVE PORTFOLIO  INDEXES

Year Ended            DJIA      Cost of Living


2/28/99               $ 54,030  $ 13,528

2/28/98                48,785    13,314

2/28/97                38,595    13,125

2/29/96                30,144    12,738

2/28/95                21,531    12,410

2/28/94                20,019    12,064

2/28/93                17,124    11,768

2/29/92                16,115    11,398

2/28/91                13,768    11,086

2/28/90                12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Automotive Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   22,309    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   819     for dividends and $   8,496     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

BIOTECHNOLOGY PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Biotechnology Portfolio
would have grown to $   68,352    , including the effect of the fund's
3.00% sales charge.


BIOTECHNOLOGY PORTFOLIO                                                                                          INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                Gain Distributions

2/28/99         $ 37,416                  $ 178                        $ 30,758                     $ 68,352     $ 55,921

2/28/98           31,235                    149                          22,380                       53,764       46,704

2/28/97           30,982                    148                          15,175                       46,305       34,595

2/29/96           33,118                    119                          10,509                       43,746       27,421

2/28/95           22,893                    18                           7,264                        30,175       20,357

2/28/94           24,983                    20                           7,927                        32,930       18,962

2/28/93           20,450                    16                           6,489                        26,955       17,502

2/29/92           29,815                    24                           4,354                        34,193       15,815

2/28/91           22,965                    0                            1,203                        24,168       13,633

2/28/90           13,102                    0                            218                          13,320       11,891





BIOTECHNOLOGY PORTFOLIO  INDEXES

Year Ended               DJIA      Cost of Living


2/28/99                  $ 54,030  $ 13,528

2/28/98                   48,785    13,314

2/28/97                   38,595    13,125

2/29/96                   30,144    12,738

2/28/95                   21,531    12,410

2/28/94                   20,019    12,064

2/28/93                   17,124    11,768

2/29/92                   16,115    11,398

2/28/91                   13,768    11,086

2/28/90                   12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Biotechnology Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   32,291    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   109     for dividends and $   16,450     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Brokerage and Investment Management Portfolio would have grown to
$   62,997    , including the effect of the fund's 3.00% sales charge.


BROKERAGE AND INVESTMENT                                                                             INDEXES
MANAGEMENT PORTFOLIO

Year Ended  Value of Initial
            $10,000           Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500   DJIA
            Investment        Distributions                Gain Distributions

2/28/99     $ 48,103          $ 2,074                      $ 12,820                     $ 62,997     $ 55,921  $ 54,030

2/28/98      46,490             1,991                        11,653                       60,134       46,704    48,785

2/28/97      30,105             1,188                        6,872                        38,165       34,595    38,595

2/29/96      21,609             775                          4,070                        26,454       27,421    30,144

2/28/95      18,126             603                          1,645                        20,374       20,357    21,531

2/28/94      20,744             690                          1,882                        23,316       18,962    20,019

2/28/93      16,619             541                          0                            17,160       17,502    17,124

2/29/92      14,947             488                          0                            15,435       15,815    16,115

2/28/91      9,700              306                          0                            10,006       13,633    13,768

2/28/90      9,723               182                          0                            9,905        11,891    12,079





BROKERAGE AND INVESTMENT          INDEXES
MANAGEMENT PORTFOLIO
Year Ended                        Cost of Living


2/28/99                           $ 13,528

2/28/98                             13,314

2/28/97                             13,125

2/29/96                             12,738

2/28/95                             12,410

2/28/94                             12,064

2/28/93                             11,768

2/29/92                             11,398

2/28/91                             11,086

2/28/90                             10,526



Explanatory Notes: With an initial investment of $10,000 in Brokerage
and Investment Management Portfolio on March 1, 1989,        assuming
the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   16,945    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   5,481     for
dividends and $   549     for capital gain distributions. The figures
in the table do not include the effect of a stock fund's trading fee or exchange fee.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO: During the period from February 4, 1998 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Business Services and Outsourcing
Portfolio would have grown to $   13,335    , including the effect of
the fund's 3.00% sales charge.


BUSINESS SERVICES AND                                                                                             INDEXES
OUTSOURCING PORTFOLIO

Year Ended      Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                Gain Distributions

2/28/99         $ 13,163                  $ 0                          $ 172                        $ 13,335     $ 12,495

2/28/98*          10,563                    0                            0                            10,563       10,435





BUSINESS SERVICES AND  INDEXES
OUTSOURCING PORTFOLIO

Year Ended             DJIA      Cost of Living**


2/28/99                $ 11,655  $ 10,161

2/28/98*                10,524    10,019



* From February 4, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Business Services and Outsourcing Portfolio on February 4, 1998, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,155    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   155     for capital gain distributions. The figures in the
table do not include the effect of a stock fund's trading fee or exchange fee.

CHEMICALS PORTFOLIO: During the 10-year period ended February 28,
1999, a hypothetical $10,000 investment in Chemicals Portfolio would
have grown to $   27,896    , including the effect of the fund's 3.00%
sales charge.


CHEMICALS PORTFOLIO                                                                                              INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                Gain Distributions

2/28/99         $ 13,196                  $ 826                        $ 13,874                     $ 27,896     $ 55,921

2/28/98           19,476                    1,160                        15,905                       36,541       46,704

2/28/97           18,046                    1,067                        11,474                       30,587       34,595

2/29/96           16,773                    914                          8,895                        26,582       27,421

2/28/95           14,389                    736                          5,728                        20,853       20,357

2/28/94           13,434                    555                          4,986                        18,975       18,962

2/28/93           12,144                    375                          2,829                        15,348       17,502

2/29/92           13,532                    246                          1,385                        15,163       15,815

2/28/91           10,964                    123                          811                          11,898       13,633

2/28/90           9,577                     64                           458                          10,099       11,891





CHEMICALS PORTFOLIO  INDEXES

Year Ended           DJIA      Cost of Living


2/28/99              $ 54,030  $ 13,528

2/28/98               48,785    13,314

2/28/97               38,595    13,125

2/29/96               30,144    12,738

2/28/95               21,531    12,410

2/28/94               20,019    12,064

2/28/93               17,124    11,768

2/29/92               16,115    11,398

2/28/91               13,768    11,086

2/28/90               12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Chemicals Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   26,056    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   620     for dividends and $   10,243     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

COMPUTERS PORTFOLIO: During the 10-year period ended February 28,
1999, a hypothetical $10,000 investment in Computers Portfolio would
have grown to $   115,851    , including the effect of the fund's
3.00% sales charge.


COMPUTERS PORTFOLIO                                                                                              INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                Gain Distributions

2/28/99         $ 60,565                  $ 1,556                      $ 53,730                     $ 115,851    $ 55,921

2/28/98           36,391                    935                          32,283                       69,609       46,704

2/28/97           42,742                    1,098                        14,010                       57,850       34,595

2/29/96           36,346                    934                          9,385                        46,665       27,421

2/28/95           27,169                    698                          2,674                        30,541       20,357

2/28/94           23,936                    614                          2,356                        26,906       18,962

2/28/93           17,850                    458                          241                          18,549       17,502

2/29/92           17,522                    450                          236                          18,208       15,815

2/28/91           14,572                    133                          0                            14,705       13,633

2/28/90           10,772                    0                            0                            10,772       11,891





COMPUTERS PORTFOLIO  INDEXES

Year Ended           DJIA      Cost of Living


2/28/99              $ 54,030  $ 13,528

2/28/98               48,785    13,314

2/28/97               38,595    13,125

2/29/96               30,144    12,738

2/28/95               21,531    12,410

2/28/94               20,019    12,064

2/28/93               17,124    11,768

2/29/92               16,115    11,398

2/28/91               13,768    11,086

2/28/90               12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Computers Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   37,815    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   345     for dividends and $   20,808     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

CONSTRUCTION AND HOUSING PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Construction
and Housing Portfolio would have grown to $   38,278    , including
the effect of the fund's 3.00% sales charge.


CONSTRUCTION AND HOUSING
PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                          Investment                Distributions                Gain Distributions

2/28/99                   $ 19,877                  $ 609                        $ 17,792                     $ 38,278

2/28/98                    20,361                    626                          18,138                       39,125

2/28/97                    17,477                    507                          9,955                        27,939

2/29/96                    15,539                    427                          7,583                        23,549

2/28/95                    13,338                    297                          5,703                        19,338

2/28/94                    15,746                    350                          6,016                        22,112

2/28/93                    12,504                    279                          4,567                        17,350

2/29/92                    10,852                    242                          3,952                        15,046

2/28/91                    8,977                     200                          2,361                        11,538

2/28/90                    9,033                     56                           1,230                        10,319





CONSTRUCTION AND HOUSING  INDEXES
PORTFOLIO

Year Ended                S&P 500   DJIA      Cost of Living


2/28/99                   $ 55,921  $ 54,030  $ 13,528

2/28/98                    46,704    48,785    13,314

2/28/97                    34,595    38,595    13,125

2/29/96                    27,421    30,144    12,738

2/28/95                    20,357    21,531    12,410

2/28/94                    18,962    20,019    12,064

2/28/93                    17,502    17,124    11,768

2/29/92                    15,815    16,115    11,398

2/28/91                    13,633    13,768    11,086

2/28/90                    11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Construction and Housing Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   22,001    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   278     for
dividends and $   8,175     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

CONSUMER INDUSTRIES PORTFOLIO: During the period from June 29, 1990 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Consumer Industries Portfolio would have grown
to $   43,104    , including the effect of the fund's 3.00% sales
charge.


CONSUMER INDUSTRIES PORTFOLIO

Year Ended               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

2/28/99                   $ 30,856                  $ 232                         $ 12,016                     $ 43,104

2/28/98                    26,491                    200                           9,175                        35,866

2/28/97                    20,040                    152                           5,361                        25,553

2/29/96                    17,305                    130                           4,630                        22,065

2/28/95                    13,493                    82                            3,397                        16,972

2/28/94                    14,783                    90                            2,916                        17,789

2/28/93                    12,581                    77                            1,193                        13,851

2/29/92                    13,512                    83                            241                          13,836

2/28/91*                   10,505                    65                            0                            10,570





CONSUMER INDUSTRIES PORTFOLIO  INDEXES

Year Ended                     S&P 500   DJIA      Cost of Living**


2/28/99                        $ 43,109  $ 40,297  $ 12,664

2/28/98                         36,003    36,385    12,463

2/28/97                         26,669    28,785    12,286

2/29/96                         21,138    22,483    11,925

2/28/95                         15,693    16,058    11,617

2/28/94                         14,618    14,931    11,293

2/28/93                         13,492    12,772    11,016

2/29/92                         12,191    12,019    10,670

2/28/91*                        10,509    10,269    10,377



* From June 29, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Consumer Industries Portfolio on June 29, 1990, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   16,802    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   78     for dividends and $   5,645     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

CYCLICAL INDUSTRIES PORTFOLIO: During the period from March 3, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Cyclical Industries Portfolio would have grown
to $   11,594    , including the effect of the fund's 3.00% sales
charge.


CYCLICAL INDUSTRIES PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                          Investment                Distributions                Gain Distributions

2/28/99                   $ 11,048                  $ 0                          $ 546                        $ 11,594

2/28/98*                    11,708                    0                            492                          12,200





CYCLICAL INDUSTRIES PORTFOLIO  INDEXES

Year Ended                     S&P 500   DJIA      Cost of Living**


2/28/99                        $ 16,071  $ 13,914  $ 10,307

2/28/98*                        13,422    12,563    10,144



* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Cyclical Industries Portfolio on March 3, 1997, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   10,537    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   0     for dividends and $   534     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

DEFENSE AND AEROSPACE PORTFOLIO: During the 10-year period ended
February 28, 1999, a hypothetical $10,000 investment in Defense and
Aerospace Portfolio would have grown to $   38,109    , including the
effect of the fund's 3.00% sales charge.


DEFENSE AND AEROSPACE PORTFOLIO

Year Ended               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

2/28/99                  $ 27,944                  $ 551                         $ 9,614                      $ 38,109

2/28/98                    31,015                    612                           10,670                       42,297

2/28/97                    23,891                    471                           5,283                        29,645

2/29/96                    22,265                    438                           2,881                        25,584

2/28/95                    16,213                    320                           824                          17,357

2/28/94                    15,801                    311                           556                          16,668

2/28/93                    12,449                    175                           0                            12,624

2/29/92                    12,325                    173                           0                            12,498

2/28/91                    10,691                    104                           0                            10,795

2/28/90                    9,650                     0                             0                            9,650





DEFENSE AND AEROSPACE PORTFOLIO  INDEXES

Year Ended                       S&P 500   DJIA      Cost of Living


2/28/99                          $ 55,921  $ 54,030  $ 13,528

2/28/98                           46,704    48,785    13,314

2/28/97                           34,595    38,595    13,125

2/29/96                           27,421    30,144    12,738

2/28/95                           20,357    21,531    12,410

2/28/94                           18,962    20,019    12,064

2/28/93                           17,502    17,124    11,768

2/29/92                           15,815    16,115    11,398

2/28/91                           13,633    13,768    11,086

2/28/90                           11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Defense and Aerospace Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   17,845    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   231     for dividends and $   6,538     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

DEVELOPING COMMUNICATIONS PORTFOLIO: During the period from June 29, 1990 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Developing Communications Portfolio would have
grown to $   65,365    , including the effect of the fund's 3.00%
sales charge.


DEVELOPING COMMUNICATIONS
PORTFOLIO

Year Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                      Investment                Distributions                 Gain Distributions

2/28/99               $ 31,738                  $ 0                           $ 33,627                     $ 65,365

2/28/98                 19,536                    0                             20,563                       40,099

2/28/97                 19,090                    0                             12,194                       31,284

2/29/96                 18,837                    0                             12,034                       30,871

2/28/95                 19,788                    0                             5,549                        25,337

2/28/94                 19,061                    0                             3,238                        22,299

2/28/93                 15,947                    0                             1,174                        17,121

2/29/92                 13,997                    0                             1,002                        14,999

2/28/91*                10,777                    0                             0                            10,777





DEVELOPING COMMUNICATIONS  INDEXES
PORTFOLIO

Year Ended                 S&P 500   DJIA      Cost of Living**


2/28/99                    $ 43,109  $ 40,297  $ 12,664

2/28/98                     36,003    36,385    12,463

2/28/97                     26,669    28,785    12,286

2/29/96                     21,138    22,483    11,925

2/28/95                     15,693    16,058    11,617

2/28/94                     14,618    14,931    11,293

2/28/93                     13,492    12,772    11,016

2/29/92                     12,191    12,019    10,670

2/28/91*                    10,509    10,269    10,377



* From June 29, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Developing Communications Portfolio on June 29, 1990, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   27,901    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   0     for dividends and $   12,979     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

ELECTRONICS PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Electronics Portfolio would
have grown to $   129,831    , including the effect of the fund's
3.00% sales charge.


ELECTRONICS PORTFOLIO                                                                                             INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 67,134                  $ 83                          $ 62,614                     $ 129,831    $ 55,921

2/28/98          49,620                    62                            46,279                       95,961       46,704

2/28/97          53,818                    67                            23,412                       77,297       34,595

2/29/96          39,963                    49                            17,385                       57,397       27,421

2/28/95          28,079                    34                            5,113                        33,226       20,357

2/28/94          25,058                    31                            4,563                        29,652       18,962

2/28/93          20,251                    25                            0                            20,276       17,502

2/29/92          18,535                    23                            0                            18,558       15,815

2/28/91          14,394                    18                            0                            14,412       13,633

2/28/90          12,267                    0                             0                            12,267       11,891





ELECTRONICS PORTFOLIO  INDEXES

Year Ended             DJIA      Cost of Living


2/28/99                $ 54,030  $ 13,528

2/28/98                 48,785    13,314

2/28/97                 38,595    13,125

2/29/96                 30,144    12,738

2/28/95                 21,531    12,410

2/28/94                 20,019    12,064

2/28/93                 17,124    11,768

2/29/92                 16,115    11,398

2/28/91                 13,768    11,086

2/28/90                 12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Electronics Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   44,921    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   14     for dividends and $   25,810     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

ENERGY PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Energy Portfolio would have grown
to $   20,244    , including the effect of the fund's 3.00% sales
charge.


ENERGY PORTFOLIO                                                                                                  INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 11,954                  $ 968                         $ 7,322                      $ 20,244     $ 55,921

2/28/98          15,614                    1,254                         9,087                        25,955       46,704

2/28/97          15,695                    1,163                         4,699                        21,557       34,595

2/29/96          13,972                    922                           3,019                        17,913       27,421

2/28/95          11,858                    692                           2,263                        14,813       20,357

2/28/94          12,322                    614                           1,871                        14,807       18,962

2/28/93          11,667                    555                           1,277                        13,499       17,502

2/29/92          10,437                    271                           1,142                        11,850       15,815

2/28/91          11,394                    155                           1,230                        12,779       13,633

2/28/90          12,676                    51                            164                          12,891       11,891





ENERGY PORTFOLIO  INDEXES

Year Ended        DJIA      Cost of Living


2/28/99           $ 54,030  $ 13,528

2/28/98            48,785    13,314

2/28/97            38,595    13,125

2/29/96            30,144    12,738

2/28/95            21,531    12,410

2/28/94            20,019    12,064

2/28/93            17,124    11,768

2/29/92            16,115    11,398

2/28/91            13,768    11,086

2/28/90            12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Energy Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   19,584    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   832     for dividends and $   6,570     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

ENERGY SERVICE PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Energy Service Portfolio
would have grown to $   20,484    , including the effect of the fund's
3.00% sales charge.


ENERGY SERVICE PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 15,734                  $ 178                         $ 4,572                      $ 20,484

2/28/98                    33,680                    382                           7,378                        41,440

2/28/97                    24,593                    278                           3,048                        27,919

2/29/96                    19,340                    208                           1,561                        21,109

2/28/95                    14,388                    113                           669                          15,170

2/28/94                    14,015                    84                            0                            14,099

2/28/93                    13,234                    22                            0                            13,256

2/29/92                    11,275                    19                            0                            11,294

2/28/91                    16,227                    27                            0                            16,254

2/28/90                    14,760                    0                             0                            14,760





ENERGY SERVICE PORTFOLIO  INDEXES

Year Ended                S&P 500   DJIA      Cost of Living


2/28/99                   $ 55,921  $ 54,030  $ 13,528

2/28/98                    46,704    48,785    13,314

2/28/97                    34,595    38,595    13,125

2/29/96                    27,421    30,144    12,738

2/28/95                    20,357    21,531    12,410

2/28/94                    18,962    20,019    12,064

2/28/93                    17,502    17,124    11,768

2/29/92                    15,815    16,115    11,398

2/28/91                    13,633    13,768    11,086

2/28/90                    11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Energy Service Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   17,503    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   168     for dividends and $   6,371     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

ENVIRONMENTAL SERVICES PORTFOLIO: During the period from June 29, 1989 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Environmental Services Portfolio would have
grown to $   14,118    , including the effect of the fund's 3.00%
sales charge.


ENVIRONMENTAL SERVICES                                                                                            INDEXES
PORTFOLIO

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 12,387                  $ 11                          $ 1,720                      $ 14,118     $ 49,952

2/28/98          15,966                    14                            2,174                        18,154       41,719

2/28/97          14,065                    12                            1,915                        15,992       30,902

2/29/96          12,047                    11                            1,619                        13,677       24,494

2/28/95          9,962                     9                             757                          10,728       18,184

2/28/94          11,572                    10                            880                          12,462       16,938

2/28/93          11,019                    10                            838                          11,867       15,634

2/29/92          12,649                    11                            486                          13,146       14,127

2/28/91          12,600                    11                            0                            12,611       12,178

2/28/90*         10,554                    9                             0                            10,563       10,622





ENVIRONMENTAL SERVICES  INDEXES
PORTFOLIO

Year Ended              DJIA      Cost of Living**


2/28/99                 $ 49,028  $ 13,255

2/28/98                  44,268    13,046

2/28/97                  35,022    12,861

2/29/96                  27,353    12,482

2/28/95                  19,537    12,160

2/28/94                  18,166    11,821

2/28/93                  15,539    11,531

2/29/92                  14,623    11,168

2/28/91                  12,493    10,862

2/28/90*                 10,960    10,314



* From June 29, 1989 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Environmental Services Portfolio on June 29, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,545    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   1,465     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

FINANCIAL SERVICES PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Financial Services
Portfolio would have grown to $   70,403    , including the effect of
the fund's 3.00% sales charge.


FINANCIAL SERVICES PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 34,877                  $ 4,098                       $ 31,428                     $ 70,403

2/28/98                    35,728                    4,075                         25,131                       64,934

2/28/97                    28,692                    2,924                         14,409                       46,025

2/29/96                    22,728                    2,010                         9,220                        33,958

2/28/95                    16,684                    1,329                         6,408                        24,421

2/28/94                    17,726                    1,080                         4,514                        23,320

2/28/93                    18,435                    1,037                         1,565                        21,037

2/29/92                    14,457                    642                           88                           15,187

2/28/91                    9,769                     327                           60                           10,156

2/28/90                    10,302                    104                           63                           10,469





FINANCIAL SERVICES PORTFOLIO  INDEXES

Year Ended                    S&P 500   DJIA      Cost of Living


2/28/99                       $ 55,921  $ 54,030  $ 13,528

2/28/98                        46,704    48,785    13,314

2/28/97                        34,595    38,595    13,125

2/29/96                        27,421    30,144    12,738

2/28/95                        20,357    21,531    12,410

2/28/94                        18,962    20,019    12,064

2/28/93                        17,502    17,124    11,768

2/29/92                        15,815    16,115    11,398

2/28/91                        13,633    13,768    11,086

2/28/90                        11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Financial Services Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   33,827    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   1,498     for dividends and $   14,464     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

FOOD AND AGRICULTURE PORTFOLIO: During the 10-year period ended
February 28, 1999, a hypothetical $10,000 investment in Food and
Agriculture Portfolio would have grown to $   51,954    , including
the effect of the fund's 3.00% sales charge.


FOOD AND AGRICULTURE PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 23,929                  $ 1,661                       $ 26,364                     $ 51,954

2/28/98                    24,893                    1,557                         21,731                       48,181

2/28/97                    22,710                    1,081                         15,196                       38,987

2/29/96                    21,496                    817                           12,009                       34,322

2/28/95                    16,590                    499                           7,796                        24,885

2/28/94                    16,060                    420                           6,115                        22,595

2/28/93                    15,738                    357                           4,135                        20,230

2/29/92                    15,417                    286                           3,030                        18,733

2/28/91                    13,760                    194                           1,822                        15,776

2/28/90                    11,210                    19                            1,082                        12,311





FOOD AND AGRICULTURE PORTFOLIO  INDEXES

Year Ended                      S&P 500   DJIA      Cost of Living


2/28/99                         $ 55,921  $ 54,030  $ 13,528

2/28/98                          46,704    48,785    13,314

2/28/97                          34,595    38,595    13,125

2/29/96                          27,421    30,144    12,738

2/28/95                          20,357    21,531    12,410

2/28/94                          18,962    20,019    12,064

2/28/93                          17,502    17,124    11,768

2/29/92                          15,815    16,115    11,398

2/28/91                          13,633    13,768    11,086

2/28/90                          11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Food and Agriculture Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   31,946    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   841     for dividends and $   13,280     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

GOLD PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Gold Portfolio would have grown to
$   8,551    , including the effect of the fund's 3.00% sales charge.


GOLD PORTFOLIO                                                                                                    INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 7,932                   $ 0                           $ 619                        $ 8,551      $ 55,921

2/28/98          9,409                     0                             733                          10,142       46,704

2/28/97          17,496                    0                             343                          17,839       34,595

2/29/96          16,814                    0                             0                            16,814       27,421

2/28/95          11,437                    0                             0                            11,437       20,357

2/28/94          14,054                    0                             0                            14,054       18,962

2/28/93          8,776                     0                             0                            8,776        17,502

2/29/92          8,373                     0                             0                            8,373        15,815

2/28/91          8,441                     0                             0                            8,441        13,633

2/28/90          11,015                    0                             0                            11,015       11,891





GOLD PORTFOLIO  INDEXES

Year Ended      DJIA      Cost of Living


2/28/99         $ 54,030  $ 13,528

2/28/98          48,785    13,314

2/28/97          38,595    13,125

2/29/96          30,144    12,738

2/28/95          21,531    12,410

2/28/94          20,019    12,064

2/28/93          17,124    11,768

2/29/92          16,115    11,398

2/28/91          13,768    11,086

2/28/90          12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Gold Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   11,126    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   1,110     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

HEALTH CARE PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Health Care Portfolio would
have grown to $   96,916,     including the effect of the fund's 3.00%
sales charge.


HEALTH CARE PORTFOLIO                                                                                             INDEXES

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 37,241                  $ 2,341                       $ 57,334                     $ 96,916     $ 55,921

2/28/98          30,810                    1,818                         43,566                       76,194       46,704

2/28/97          27,728                    1,484                         26,620                       55,832       34,595

2/29/96          27,192                    1,131                         18,044                       46,367       27,421

2/28/95          20,604                    649                           11,941                       33,194       20,357

2/28/94          17,135                    307                           7,850                        25,292       18,962

2/28/93          14,228                    232                           6,518                        20,978       17,502

2/29/92          21,516                    275                           6,010                        27,801       15,815

2/28/91          17,700                    124                           2,374                        20,198       13,633

2/28/90          12,011                    36                            230                          12,277       11,891





HEALTH CARE PORTFOLIO  INDEXES

Year Ended             DJIA      Cost of Living


2/28/99                $ 54,030  $ 13,528

2/28/98                 48,785    13,314

2/28/97                 38,595    13,125

2/29/96                 30,144    12,738

2/28/95                 21,531    12,410

2/28/94                 20,019    12,064

2/28/93                 17,124    11,768

2/29/92                 16,115    11,398

2/28/91                 13,768    11,086

2/28/90                 12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Health Care Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   47,157    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   866     for dividends and $   20,932     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

HOME FINANCE PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Home Finance Portfolio
would have grown to $   70,058    , including the effect of the fund's
3.00% sales charge.


HOME FINANCE PORTFOLIO                                                                                          INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 39,638                  $ 3,060                       $ 27,360                     $ 70,058     $ 55,921

2/28/98          50,252                    3,772                         32,595                       86,619       46,704

2/28/97          43,320                    2,811                         19,295                       65,426       34,595

2/29/96          31,360                    1,648                         11,349                       44,357       27,421

2/28/95          22,527                    998                           7,442                        30,967       20,357

2/28/94          23,572                    880                           3,091                        27,543       18,962

2/28/93          20,888                    770                           1,369                        23,027       17,502

2/29/92          14,428                    523                           713                          15,664       15,815

2/28/91          9,436                     219                           466                          10,121       13,633

2/28/90          8,645                     37                            427                          9,109        11,891





HOME FINANCE PORTFOLIO  INDEXES

Year Ended              DJIA      Cost of Living


2/28/99                 $ 54,030  $ 13,528

2/28/98                  48,785    13,314

2/28/97                  38,595    13,125

2/29/96                  30,144    12,738

2/28/95                  21,531    12,410

2/28/94                  20,019    12,064

2/28/93                  17,124    11,768

2/29/92                  16,115    11,398

2/28/91                  13,768    11,086

2/28/90                  12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Home Finance Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   32,738    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   1,253     for dividends and $   14,955     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

INDUSTRIAL EQUIPMENT PORTFOLIO: During the 10-year period ended
February 28, 1999, a hypothetical $10,000 investment in Industrial
Equipment Portfolio would have grown to $   41,215     including the
effect of the fund's 3.00% sales charge.


INDUSTRIAL EQUIPMENT PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 24,088                  $ 545                         $ 16,582                     $ 41,215

2/28/98                    24,737                    560                           15,511                       40,808

2/28/97                    24,355                    523                           7,573                        32,451

2/29/96                    23,973                    468                           3,002                        27,443

2/28/95                    19,133                    329                           590                          20,052

2/28/94                    19,677                    339                           430                          20,446

2/28/93                    14,359                    238                           0                            14,597

2/29/92                    13,662                    226                           0                            13,888

2/28/91                    11,285                    76                            0                            11,361

2/28/90                    11,275                    0                             0                            11,275





INDUSTRIAL EQUIPMENT PORTFOLIO  INDEXES

Year Ended                      S&P 500   DJIA      Cost of Living


2/28/99                         $ 55,921  $ 54,030  $ 13,528

2/28/98                          46,704    48,785    13,314

2/28/97                          34,595    38,595    13,125

2/29/96                          27,421    30,144    12,738

2/28/95                          20,357    21,531    12,410

2/28/94                          18,962    20,019    12,064

2/28/93                          17,502    17,124    11,768

2/29/92                          15,815    16,115    11,398

2/28/91                          13,633    13,768    11,086

2/28/90                          11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Industrial Equipment Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   25,754    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   306     for dividends and $   12,068     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

INDUSTRIAL MATERIALS PORTFOLIO: During the 10-year period ended
February 28, 1999, a hypothetical $10,000 investment in Industrial
Materials Portfolio would have grown to $   19,333    , including the
effect of the fund's 3.00% sales charge.


INDUSTRIAL MATERIALS PORTFOLIO

Year Ended              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                        Investment                Distributions                 Gain Distributions

2/28/99                 $ 14,644                  $ 846                         $ 3,843                      $ 19,333

2/28/98                   18,016                    1,042                         4,728                        23,786

2/28/97                   19,933                    1,124                         1,257                        22,314

2/29/96                   18,787                    1,014                         0                            19,801

2/28/95                   16,669                    796                           0                            17,465

2/28/94                   15,617                    607                           0                            16,224

2/28/93                   12,568                    446                           0                            13,014

2/29/92                   11,934                    364                           0                            12,298

2/28/91                   8,965                     233                           0                            9,198

2/28/90                   9,383                     0                             0                            9,383





INDUSTRIAL MATERIALS PORTFOLIO  INDEXES

Year Ended                      S&P 500   DJIA      Cost of Living


2/28/99                         $ 55,921  $ 54,030  $ 13,528

2/28/98                          46,704    48,785    13,314

2/28/97                          34,595    38,595    13,125

2/29/96                          27,421    30,144    12,738

2/28/95                          20,357    21,531    12,410

2/28/94                          18,962    20,019    12,064

2/28/93                          17,502    17,124    11,768

2/29/92                          15,815    16,115    11,398

2/28/91                          13,633    13,768    11,086

2/28/90                          11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Industrial Materials Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   15,285    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   692     for dividends and $   4,014     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

INSURANCE PORTFOLIO: During the 10-year period ended February 28,
1999, a hypothetical $10,000 investment in Insurance Portfolio would
have grown to $   55,893    , including the effect of the fund's 3.00%
sales charge.


INSURANCE PORTFOLIO                                                                                              INDEXES

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 34,149                  $ 1,142                       $ 20,602                     $ 55,893     $ 55,921

2/28/98          34,116                    1,142                         15,630                       50,888       46,704

2/28/97          26,434                    885                           8,315                        35,634       34,595

2/29/96          21,693                    695                           5,391                        27,779       27,421

2/28/95          17,269                    488                           3,692                        21,449       20,357

2/28/94          15,729                    446                           3,362                        19,537       18,962

2/28/93          17,488                    485                           1,810                        19,783       17,502

2/29/92          15,210                    394                           0                            15,604       15,815

2/28/91          12,787                    128                           0                            12,915       13,633

2/28/90          11,499                    115                           0                            11,614       11,891





INSURANCE PORTFOLIO  INDEXES

Year Ended           DJIA      Cost of Living


2/28/99              $ 54,030  $ 13,528

2/28/98               48,785    13,314

2/28/97               38,595    13,125

2/29/96               30,144    12,738

2/28/95               21,531    12,410

2/28/94               20,019    12,064

2/28/93               17,124    11,768

2/29/92               16,115    11,398

2/28/91               13,768    11,086

2/28/90               12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Insurance Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   24,828    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   446     for dividends and $   10,826     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

LEISURE PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Leisure Portfolio would have
grown to $   56,350    , including the effect of the fund's 3.00%
sales charge.


LEISURE PORTFOLIO                                                                                                INDEXES

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 30,655                  $ 408                         $ 25,287                     $ 56,350     $ 55,921

2/28/98          23,450                    313                           17,208                       40,971       46,704

2/28/97          18,004                    240                           9,572                        27,816       34,595

2/29/96          17,379                    232                           7,645                        25,256       27,421

2/28/95          15,324                    204                           4,263                        19,791       20,357

2/28/94          17,051                    228                           2,727                        20,006       18,962

2/28/93          13,464                    179                           944                          14,587       17,502

2/29/92          12,026                    161                           843                          13,030       15,815

2/28/91          9,719                     130                           681                          10,530       13,633

2/28/90          9,677                     24                            678                          10,379       11,891





LEISURE PORTFOLIO  INDEXES

Year Ended         DJIA      Cost of Living


2/28/99            $ 54,030  $ 13,528

2/28/98             48,785    13,314

2/28/97             38,595    13,125

2/29/96             30,144    12,738

2/28/95             21,531    12,410

2/28/94             20,019    12,064

2/28/93             17,124    11,768

2/29/92             16,115    11,398

2/28/91             13,768    11,086

2/28/90             12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Leisure Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   24,331    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   113     for dividends and    $10,265     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

MEDICAL DELIVERY PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Medical Delivery
Portfolio would have grown to $   42,237    , including the effect of
the fund's 3.00% sales charge.


MEDICAL DELIVERY PORTFOLIO

Year Ended               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

2/28/99                  $ 21,176                  $ 182                         $ 20,879                     $ 42,237

2/28/98                    31,431                    271                           28,181                       59,883

2/28/97                    31,397                    272                           17,426                       49,095

2/29/96                    32,185                    279                           11,966                       44,430

2/28/95                    25,726                    222                           7,171                        33,119

2/28/94                    22,508                    98                            5,079                        27,685

2/28/93                    16,048                    71                            3,621                        19,740

2/29/92                    24,305                    108                           2,974                        27,387

2/28/91                    18,679                    81                            974                          19,734

2/28/90                    11,731                    52                            253                          12,036





MEDICAL DELIVERY PORTFOLIO  INDEXES

Year Ended                  S&P 500   DJIA      Cost of Living


2/28/99                     $ 55,921  $ 54,030  $ 13,528

2/28/98                      46,704    48,785    13,314

2/28/97                      34,595    38,595    13,125

2/29/96                      27,421    30,144    12,738

2/28/95                      20,357    21,531    12,410

2/28/94                      18,962    20,019    12,064

2/28/93                      17,502    17,124    11,768

2/29/92                      15,815    16,115    11,398

2/28/91                      13,633    13,768    11,086

2/28/90                      11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Medical Delivery Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   36,042    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   133     for dividends and $   18,035     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO: During the period from April 28, 1998 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Medical Equipment and Systems
Portfolio would have grown to $   11,737,     including the effect of
the fund's 3.00% sales charge.


MEDICAL EQUIPMENT AND SYSTEMS
PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99*                  $ 11,737                  $ 0                           $ 0                          $ 11,737





MEDICAL EQUIPMENT AND SYSTEMS  INDEXES
PORTFOLIO

Year Ended                     S&P 500   DJIA      Cost of Living**


2/28/99*                       $ 11,554  $ 10,609  $ 10,123


* From April 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Medical Equipment and Systems Portfolio on April 28, 1998, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $

   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions. The figures in the table
do not include the effect of a stock fund's trading fee or exchange fee.

MONEY MARKET PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Money Market Portfolio
would have grown to $   16,229    , including the effect of the fund's
3.00% sales charge.


MONEY MARKET PORTFOLIO                                                                                            INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 9,700                   $ 6,529                       $ 0                          $ 16,229     $ 55,921

2/28/98          9,700                     5,745                         0                            15,445       46,704

2/28/97          9,700                     4,973                         0                            14,673       34,595

2/29/96          9,700                     4,272                         0                            13,972       27,421

2/28/95          9,700                     3,536                         0                            13,236       20,357

2/28/94          9,700                     2,992                         0                            12,692       18,962

2/28/93          9,700                     2,668                         0                            12,368       17,502

2/29/92          9,700                     2,275                         0                            11,975       15,815

2/28/91          9,700                     1,671                         0                            11,371       13,633

2/28/90          9,700                     851                           0                            10,551       11,891





MONEY MARKET PORTFOLIO  INDEXES

Year Ended              DJIA      Cost of Living


2/28/99                 $ 54,030  $ 13,528

2/28/98                  48,785    13,314

2/28/97                  38,595    13,125

2/29/96                  30,144    12,738

2/28/95                  21,531    12,410

2/28/94                  20,019    12,064

2/28/93                  17,124    11,768

2/29/92                  16,115    11,398

2/28/91                  13,768    11,086

2/28/90                  12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Money Market Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   16,529    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   5,004     for dividends. The fund did not distribute any capital
gains during the period.

MULTIMEDIA PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Multimedia Portfolio would
have grown to $   52,721    , including the effect of the fund's 3.00%
sales charge.


MULTIMEDIA PORTFOLIO                                                                                              INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 28,852                  $ 32                          $ 23,837                     $ 52,721     $ 55,921

2/28/98          22,464                    25                            16,084                       38,573       46,704

2/28/97          16,664                    18                            10,401                       27,083       34,595

2/29/96          18,182                    20                            10,163                       28,365       27,421

2/28/95          14,951                    0                             6,542                        21,493       20,357

2/28/94          15,968                    0                             3,687                        19,655       18,962

2/28/93          12,215                    0                             2,359                        14,574       17,502

2/29/92          10,770                    0                             1,913                        12,683       15,815

2/28/91          8,161                     0                             1,450                        9,611        13,633

2/28/90          8,262                     0                             1,467                        9,729        11,891





MULTIMEDIA PORTFOLIO  INDEXES

Year Ended            DJIA      Cost of Living


2/28/99               $ 54,030  $ 13,528

2/28/98                48,785    13,314

2/28/97                38,595    13,125

2/29/96                30,144    12,738

2/28/95                21,531    12,410

2/28/94                20,019    12,064

2/28/93                17,124    11,768

2/29/92                16,115    11,398

2/28/91                13,768    11,086

2/28/90                12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Multimedia Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   22,598    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   13     for dividends and $   9,118     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

NATURAL GAS PORTFOLIO: During the period from April 21, 1993
(commencement of operations) to February 28, 1999, a hypothetical
$10,000 investment in Natural Gas Portfolio would have grown to
$   11,126    , including the effect of the fund's 3.00% sales charge.


NATURAL GAS PORTFOLIO                                                                                             INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 10,272                  $ 183                         $ 671                        $ 11,126     $ 31,830

2/28/98          12,823                    103                           838                          13,764       26,583

2/28/97          12,125                    97                            436                          12,658       19,691

2/29/96          11,019                    78                            159                          11,256       15,608

2/28/95          8,711                     20                            125                          8,856        11,587

2/28/94*         9,196                     0                             132                          9,328        10,793





NATURAL GAS PORTFOLIO  INDEXES

Year Ended             DJIA      Cost of Living**


2/28/99                $ 30,794  $ 11,424

2/28/98                 27,804    11,243

2/28/97                 21,997    11,083

2/29/96                 17,180    10,757

2/28/95                 12,271    10,479

2/28/94*                11,410    10,188



* From April 21, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural Gas Portfolio on April 21, 1993, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,932    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   175     for dividends and $   728     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

NATURAL RESOURCES PORTFOLIO: During the period from March 3, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Natural Gas Portfolio would have grown to
$   7,851    , including the effect of the fund's 3.00% sales charge.


NATURAL RESOURCES PORTFOLIO

Year Ended               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

2/28/99                  $ 7,653                   $ 0                           $ 198                        $ 7,851

2/28/98*                   10,146                    0                             262                          10,408





NATURAL RESOURCES PORTFOLIO  INDEXES

Year Ended                   S&P 500   DJIA      Cost of Living**


2/28/99                      $ 16,071  $ 13,914  $ 10,307

2/28/98*                      13,422    12,563    10,144



* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural
   Resources     Portfolio on March 3, 1997, assuming the 3.00% sales
charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   10,252    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   0     for dividends and $   252     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

PAPER AND FOREST PRODUCTS PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Paper and
Forest Products Portfolio would have grown to $   22,643    ,
including the effect of the fund's 3.00% sales charge.


PAPER AND FOREST PRODUCTS
PORTFOLIO

Year Ended               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

2/28/99                  $ 15,052                  $ 1,120                       $ 6,471                      $ 22,643

2/28/98                   18,486                    1,377                         7,421                        27,284

2/28/97                   17,646                    1,266                         4,704                        23,616

2/29/96                   16,953                    1,110                         3,237                        21,300

2/28/95                   17,246                    1,056                         1,207                        19,509

2/28/94                   15,998                    980                           0                            16,978

2/28/93                   13,118                    795                           0                            13,913

2/29/92                   12,262                    665                           0                            12,927

2/28/91                   9,635                     284                           0                            9,919

2/28/90                   9,333                     116                           0                            9,449





PAPER AND FOREST PRODUCTS  INDEXES
PORTFOLIO

Year Ended                 S&P 500   DJIA      Cost of Living


2/28/99                    $ 55,921  $ 54,030  $ 13,528

2/28/98                     46,704    48,785    13,314

2/28/97                     34,595    38,595    13,125

2/29/96                     27,421    30,144    12,738

2/28/95                     20,357    21,531    12,410

2/28/94                     18,962    20,019    12,064

2/28/93                     17,502    17,124    11,768

2/29/92                     15,815    16,115    11,398

2/28/91                     13,633    13,768    11,086

2/28/90                     11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Paper and Forest Products Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   18,100    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   767     for dividends and $   5,874     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

PRECIOUS METALS AND MINERALS PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Precious
Metals and Minerals Portfolio would have grown to $   8,142    ,
including the effect of the fund's 3.00% sales charge.


PRECIOUS METALS AND MINERALS
PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 7,473                   $ 669                         $ 0                          $ 8,142

2/28/98                    8,387                     750                           0                            9,137

2/28/97                    15,990                    1,431                         0                            17,421

2/29/96                    17,099                    1,486                         0                            18,585

2/28/95                    12,457                    1,035                         0                            13,492

2/28/94                    13,559                    927                           0                            14,486

2/28/93                    8,044                     448                           0                            8,492

2/29/92                    8,933                     319                           0                            9,252

2/28/91                    8,909                     235                           0                            9,144

2/28/90                    11,625                    143                           0                            11,768





PRECIOUS METALS AND MINERALS  INDEXES
PORTFOLIO

Year Ended                    S&P 500   DJIA      Cost of Living


2/28/99                       $ 55,921  $ 54,030  $ 13,528

2/28/98                        46,704    48,785    13,314

2/28/97                        34,595    38,595    13,125

2/29/96                        27,421    30,144    12,738

2/28/95                        20,357    21,531    12,410

2/28/94                        18,962    20,019    12,064

2/28/93                        17,502    17,124    11,768

2/29/92                        15,815    16,115    11,398

2/28/91                        13,633    13,768    11,086

2/28/90                        11,891    12,079    10,526


Explanatory Notes: With an initial investment of $10,000 in Precious Metals and Minerals Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $

   10,977    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   938     for
dividends and $   0     for capital gain distributions. The figures in
the table do not include the effect of a stock fund's trading fee or exchange fee.

REGIONAL BANKS PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Regional Banks Portfolio
would have grown to $   77,988    , including the effect of the fund's
3.00% sales charge.


REGIONAL BANKS PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 39,532                  $ 5,603                       $ 32,853                     $ 77,988

2/28/98                    41,063                    5,314                         29,263                       75,640

2/28/97                    31,211                    3,643                         20,502                       55,356

2/29/96                    23,175                    2,307                         13,140                       38,622

2/28/95                    17,127                    1,411                         8,865                        27,403

2/28/94                    17,108                    1,002                         7,313                        25,423

2/28/93                    19,856                    961                           3,063                        23,880

2/29/92                    15,016                    621                           1,553                        17,190

2/28/91                    9,614                     274                           556                          10,444

2/28/90                    10,099                    99                            584                          10,782





REGIONAL BANKS PORTFOLIO  INDEXES

Year Ended                S&P 500   DJIA      Cost of Living


2/28/99                   $ 55,921  $ 54,030  $ 13,528

2/28/98                    46,704    48,785    13,314

2/28/97                    34,595    38,595    13,125

2/29/96                    27,421    30,144    12,738

2/28/95                    20,357    21,531    12,410

2/28/94                    18,962    20,019    12,064

2/28/93                    17,502    17,124    11,768

2/29/92                    15,815    16,115    11,398

2/28/91                    13,633    13,768    11,086

2/28/90                    11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Regional Banks Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   31,028    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   1,911     for dividends and $   12,296     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

RETAILING PORTFOLIO: During the 10-year period ended February 28,
1999, a hypothetical $10,000 investment in Retailing Portfolio would
have grown to $   73,932    , including the effect of the fund's 3.00%
sales charge.


RETAILING PORTFOLIO                                                                                               INDEXES

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 49,640                  $ 604                         $ 23,688                     $ 73,932     $ 55,921

2/28/98          36,800                    447                           16,852                       54,099       46,704

2/28/97          24,452                    298                           10,700                       35,450       34,595

2/29/96          20,496                    249                           8,897                        29,642       27,421

2/28/95          17,584                    213                           7,633                        25,430       20,357

2/28/94          18,319                    223                           7,952                        26,494       18,962

2/28/93          17,554                    214                           5,149                        22,917       17,502

2/29/92          17,311                    211                           3,914                        21,436       15,815

2/28/91          11,443                    139                           2,234                        13,816       13,633

2/28/90          9,612                     117                           1,849                        11,578       11,891





RETAILING PORTFOLIO  INDEXES

Year Ended           DJIA      Cost of Living


2/28/99              $ 54,030  $ 13,528

2/28/98               48,785    13,314

2/28/97               38,595    13,125

2/29/96               30,144    12,738

2/28/95               21,531    12,410

2/28/94               20,019    12,064

2/28/93               17,124    11,768

2/29/92               16,115    11,398

2/28/91               13,768    11,086

2/28/90               12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Retailing Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   17,555    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   118     for dividends and $   6,016     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Software
and Computer Services would have grown to $   87,623    , including
the effect of the fund's 3.00% sales charge.


SOFTWARE AND COMPUTER                                                                                             INDEXES
SERVICES PORTFOLIO

Year Ended      Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2/28/99         $ 37,620                  $ 0                           $ 50,003                     $ 87,623     $ 55,921

2/28/98          29,166                    0                             36,931                       66,097       46,704

2/28/97          25,423                    0                             23,356                       48,779       34,595

2/29/96          23,855                    0                             18,143                       41,998       27,421

2/28/95          19,156                    0                             10,806                       29,962       20,357

2/28/94          19,038                    0                             10,344                       29,382       18,962

2/28/93          18,201                    0                             3,859                        22,060       17,502

2/29/92          15,361                    0                             3,257                        18,618       15,815

2/28/91          12,422                    0                             717                          13,139       13,633

2/28/90          9,904                     0                             573                          10,477       11,891





SOFTWARE AND COMPUTER  INDEXES
SERVICES PORTFOLIO

Year Ended             DJIA      Cost of Living


2/28/99                $ 54,030  $ 13,528

2/28/98                 48,785    13,314

2/28/97                 38,595    13,125

2/29/96                 30,144    12,738

2/28/95                 21,531    12,410

2/28/94                 20,019    12,064

2/28/93                 17,124    11,768

2/29/92                 16,115    11,398

2/28/91                 13,768    11,086

2/28/90                 12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Software and Computer Services Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   37,603    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   17,140     for capital gain distributions. The figures in the
table do not include the effect of a stock fund's trading fee or exchange fee.

TECHNOLOGY PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Technology Portfolio would
have grown to $   98,930    , including the effect of the fund's 3.00%
sales charge.


TECHNOLOGY PORTFOLIO                                                                                             INDEXES

Year Ended     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
               Investment                Distributions                 Gain Distributions

2/28/99        $ 45,971                  $ 477                         $ 52,482                     $ 98,930     $ 55,921

2/28/98         29,534                    306                           33,717                       63,557       46,704

2/28/97         32,074                    333                           18,470                       50,877       34,595

2/29/96         30,390                    315                           14,461                       45,166       27,421

2/28/95         23,374                    243                           6,352                        29,969       20,357

2/28/94         23,252                    241                           5,155                        28,648       18,962

2/28/93         19,244                    111                           1,770                        21,125       17,502

2/29/92         19,878                    114                           0                            19,992       15,815

2/28/91         14,647                    0                             0                            14,647       13,633

2/28/90         11,168                    0                             0                            11,168       11,891





TECHNOLOGY PORTFOLIO  INDEXES

Year Ended            DJIA      Cost of Living


2/28/99               $ 54,030  $ 13,528

2/28/98                48,785    13,314

2/28/97                38,595    13,125

2/29/96                30,144    12,738

2/28/95                21,531    12,410

2/28/94                20,019    12,064

2/28/93                17,124    11,768

2/29/92                16,115    11,398

2/28/91                13,768    11,086

2/28/90                12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Technology Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   38,943    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   161     for dividends and $   19,661     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

TELECOMMUNICATIONS PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Telecommunications
Portfolio would have grown to $   57,202    , including the effect of
the fund's 3.00% sales charge.


TELECOMMUNICATIONS PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 29,510                  $ 2,602                       $ 25,090                     $ 57,202

2/28/98                    25,464                    2,245                         19,098                       46,807

2/28/97                    19,944                    1,758                         10,243                       31,945

2/29/96                    21,409                    1,679                         6,532                        29,620

2/28/95                    18,293                    1,222                         4,031                        23,546

2/28/94                    17,701                    862                           3,243                        21,806

2/28/93                    16,313                    692                           884                          17,889

2/29/92                    13,927                    503                           526                          14,956

2/28/91                    11,351                    284                           429                          12,064

2/28/90                    11,489                    54                            434                          11,977





TELECOMMUNICATIONS PORTFOLIO  INDEXES

Year Ended                    S&P 500   DJIA      Cost of Living


2/28/99                       $ 55,921  $ 54,030  $ 13,528

2/28/98                        46,704    48,785    13,314

2/28/97                        34,595    38,595    13,125

2/29/96                        27,421    30,144    12,738

2/28/95                        20,357    21,531    12,410

2/28/94                        18,962    20,019    12,064

2/28/93                        17,502    17,124    11,768

2/29/92                        15,815    16,115    11,398

2/28/91                        13,633    13,768    11,086

2/28/90                        11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Telecommunications Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   28,339    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   1,145     for
dividends and $   11,799     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

TRANSPORTATION PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Transportation Portfolio
would have grown to $   39,841    , including the effect of the fund's
3.00% sales charge.


TRANSPORTATION PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 19,035                  $ 77                          $ 20,729                     $ 39,841

2/28/98                    21,544                    86                            18,913                       40,543

2/28/97                    16,899                    68                            11,757                       28,724

2/29/96                    16,663                    67                            10,712                       27,442

2/28/95                    15,607                    62                            8,626                        24,295

2/28/94                    16,473                    67                            6,402                        22,942

2/28/93                    14,200                    58                            3,740                        17,998

2/29/92                    11,760                    47                            2,790                        14,597

2/28/91                    8,575                     0                             2,034                        10,609

2/28/90                    9,381                     0                             1,762                        11,143





TRANSPORTATION PORTFOLIO  INDEXES

Year Ended                S&P 500   DJIA      Cost of Living


2/28/99                   $ 55,921  $ 54,030  $ 13,528

2/28/98                    46,704    48,785    13,314

2/28/97                    34,595    38,595    13,125

2/29/96                    27,421    30,144    12,738

2/28/95                    20,357    21,531    12,410

2/28/94                    18,962    20,019    12,064

2/28/93                    17,502    17,124    11,768

2/29/92                    15,815    16,115    11,398

2/28/91                    13,633    13,768    11,086

2/28/90                    11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Transportation Portfolio on March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   26,765    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   30     for dividends and $   11,175     for capital
gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

UTILITIES GROWTH PORTFOLIO: During the 10-year period ended February 28, 1999, a hypothetical $10,000 investment in Utilities Growth
Portfolio would have grown to $   51,277    , including the effect of
the fund's 3.00% sales charge.


UTILITIES GROWTH PORTFOLIO

Year Ended                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2/28/99                   $ 22,164                  $ 6,947                       $ 22,166                     $ 51,277

2/28/98                    19,256                    5,860                         13,681                       38,797

2/28/97                    16,546                    4,671                         7,269                        28,486

2/29/96                    15,488                    3,945                         4,680                        24,113

2/28/95                    12,554                    2,818                         3,793                        19,165

2/28/94                    13,177                    2,341                         3,606                        19,124

2/28/93                    14,933                    2,097                         1,622                        18,652

2/29/92                    13,162                    1,292                         720                          15,174

2/28/91                    12,716                    586                           231                          13,533

2/28/90                    11,971                    327                           0                            12,298





UTILITIES GROWTH PORTFOLIO  INDEXES

Year Ended                  S&P 500   DJIA      Cost of Living


2/28/99                     $ 55,921  $ 54,030  $ 13,528

2/28/98                      46,704    48,785    13,314

2/28/97                      34,595    38,595    13,125

2/29/96                      27,421    30,144    12,738

2/28/95                      20,357    21,531    12,410

2/28/94                      18,962    20,019    12,064

2/28/93                      17,502    17,124    11,768

2/29/92                      15,815    16,115    11,398

2/28/91                      13,633    13,768    11,086

2/28/90                      11,891    12,079    10,526



Explanatory Notes: With an initial investment of $10,000 in Utilities Growth Portfolio March 1, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   30,721    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   3,232     for dividends and $   10,024     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of the benchmark index representing the universe of securities in which the fund may invest. The return of the index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each stock fund may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

   Each of Consumer Industries, Food and Agriculture, Leisure, Multimedia and Retailing may compare its performance to that of the
    Goldman Sachs Consumer Industries Index   ,     a market
capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages-alcoholic and non-alcoholic, food, personal care, household products and tobacco companies.

   Each of Air Transportation, Automotive, Chemicals, Construction and Housing, Cyclical Industries, Defense and Aerospace, Environmental Services, Industrial Equipment, Industrial Materials, Paper and Forest Products and Transportation may compare its performance to that of the
    Goldman Sachs Cyclical Industries Index   ,     a market
capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and
services where performance is influenced by the cyclical   ity     of
economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services.

   Each of Brokerage and Investment Management, Financial Services, Home Finance, Insurance and Regional Banks may compare its performance
to that of the     Goldman Sachs Financial Services Index   ,     a
market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies.

   Each of Biotechnology, Health Care, Medical Delivery and Medical Equipment and Systems may compare its performance to that of the
    Goldman Sachs Health Care Index   ,     a market
capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services.

   Each of Energy, Energy Service, Gold, Natural Resources and Precious Metals and Minerals may compare its performance to that of
the     Goldman Sachs Natural Resources Index   ,     a market
capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector. Issues in the index include extractive industries including gold & precious metals mining along with other mineral mining, energy companies providing oil & gas services, and owners and operators of timber tracts and forestry services.

   Each of Business Services and Outsourcing, Computers, Developing Communications, Electronics, Software and Computer services and
Technology may compare its performance to that of the     Goldman
Sachs Technology Index   ,     a market capitalization-weighted index
of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

   Each of Natural Gas, Telecommunications and Utilities Growth may
compare its performance to that of the     Goldman Sachs Utilities
Index   ,     a market capitalization-weighted index of 136 stocks
designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

The money market fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/ALL TAXABLE, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    916     taxable money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

VOLATILITY. A stock fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

MOMENTUM INDICATORS indicate price movements over specific periods of time for a stock fund. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A stock fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of February 28, 1999, FMR advised over $   34     billion in
municipal fund assets, $   127     billion in taxable fixed-income
fund assets, $131 billion in money market fund assets, $501 billion in equity fund assets, $13 billion in international fund assets, and $32 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;

2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;

3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in waiver (1) above) of such employer, maintained at least one employee benefit plan that qualified for waiver (1) above and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more investment accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;

4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);

7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;

8. to shares purchased through Portfolio Advisory Services   SM     or
Fidelity Charitable Advisory Services;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or

10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.

A fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity Traditional IRA, The Fidelity Roth IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).

On October 12, 1990, the funds changed their sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased your shares prior to that date, when you redeem those shares a trading fee will be deducted and a deferred sales charge of 1% of this net redemption amount will be deducted. The deferred sales charge does not apply to exchanges between Select funds.

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

CAPITAL GAINS DISTRIBUTIONS. Each fund's long-term capital gains distributions are federally taxable to shareholders generally as capital gains. The money market fund may distribute any net realized capital gains once a year or more often, as necessary.

As of February 28, 1999,    Automotive     had a capital loss
carryforward aggregating approximately $   1,009,000    . This loss
carryforward,    all     of which will expire on February 28,
   2007    , is available to offset future capital gains.

   As of     February 28   , 1999, Electronics had a capital loss
carryforward aggregating approximately $102,009,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Energy had a capital loss
carryforward aggregating approximately $3,040,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Energy Services had a capital loss
carryforward aggregating approximately $85,150,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Gold had a capital loss
carryforward aggregating approximately $52,460,000. This loss carryforward, of which $35,849,000 and $16,611,000, will expire on
    February 28   , 2006 and 2007, respectively, is available to
offset future capital gains.

   As of     February 28   , 1999, Industrial Materials had a capital
loss carryforward aggregating approximately $840,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Medical Delivery had a capital loss
carryforward aggregating approximately $10,988,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Natural Gas had a capital loss
carryforward aggregating approximately $3,229,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Natural Resources had a capital
loss carryforward aggregating approximately $563,000. This loss
carryforward, all of which will expire on     February 28   , 2007, is
available to offset future capital gains.

   As of     February 28   , 1999, Paper and Forest Products had a
capital loss carryforward aggregating approximately $2,903,000. This
loss carryforward, all of which will expire on     February 28   ,
2007, is available to offset future capital gains.

   As of     February 28   , 1999, Precious Metals and Minerals had a
capital loss carryforward aggregating approximately $77,793,000. This loss carryforward, of which $1,376,000, $55,694,000, and $20,723,000,
will expire on     February 28   , 2001, 2006, and 2007, respectively,
is available to offset future capital gains.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management &
Research (Far East) Inc.   ; and a Director of FDC. Abigail Johnson,
Member of the Advisory Board of Fidelity Select Portfolios, is Mr. Johnson's daughter.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Select Portfolios (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (65), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (66), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk
   previously served as     Director of General Re Corporation
(reinsurance   , 1987-1998    ), and Valuation Research Corp.
(appraisals and valuations, 1993-1995).    H    e serves as Chairman
of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp.
(1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (56), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (65), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (70), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (70), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).

BOYCE I. GREER (43), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).

FRED L. HENNING, JR. (59), is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market
Division.

JOHN T. TODD (50), is Vice President of Select Money Market Portfolio
(1996), and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd has managed a variety of Fidelity funds.

ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and
General Counsel of FMR (1998)    and Vice President and Clerk of FDC
(1998).     Prior to joining Fidelity, Mr. Roiter was    with the law
firm of     Debevoise & Plimpton   , as an associate (1981-1984) and
as a partner (1985-1997),     and served as an Assistant General
Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (37), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant
Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended February 28, 1999, or calendar year ended December 31, 1998, as applicable.

Compensation Table

AGGREGATE COMPENSATION FROM A    Edward C.  Johnson 3d**  Abigail P.  Johnson**  J. Gary Burkhead **  Ralph F. Cox
FUNDA

Air TransportationB              $ 0                      $ 0                     $ 0                 $ 36

AutomotiveB                      $ 0                      $ 0                     $ 0                 $ 20

BiotechnologyB                   $ 0                      $ 0                     $ 0                 $ 194

Brokerage and Investment         $ 0                      $ 0                     $ 0                 $ 252
ManagementB

Business Services and            $ 0                      $ 0                     $ 0                 $ 17
OutsourcingB

ChemicalsB                       $ 0                      $ 0                     $ 0                 $ 17

ComputersB                       $ 0                      $ 0                     $ 0                 $ 316

Construction and HousingB        $ 0                      $ 0                     $ 0                 $ 28

Consumer IndustriesB             $ 0                      $ 0                     $ 0                 $ 26

Cyclical IndustriesB             $ 0                      $ 0                     $ 0                 $ 1

Defense and AerospaceB           $ 0                      $ 0                     $ 0                 $ 20

Developing CommunicationsB       $ 0                      $ 0                     $ 0                 $ 96

ElectronicsB                     $ 0                      $ 0                     $ 0                 $ 761

EnergyB                          $ 0                      $ 0                     $ 0                 $ 49

Energy ServiceB                  $ 0                      $ 0                     $ 0                 $ 241

Environmental ServicesB          $ 0                      $ 0                     $ 0                 $ 7

Financial ServicesB              $ 0                      $ 0                     $ 0                 $ 216

Food and AgricultureB            $ 0                      $ 0                     $ 0                 $ 80

GoldB                            $ 0                      $ 0                     $ 0                 $ 73

Health CareB,C,D                 $ 0                      $ 0                     $ 0                 $ 843

Home FinanceB                    $ 0                      $ 0                     $ 0                 $ 487

Industrial EquipmentB            $ 0                      $ 0                     $ 0                 $ 15

Industrial MaterialsB            $ 0                      $ 0                     $ 0                 $ 6

InsuranceB                       $ 0                      $ 0                     $ 0                 $ 39

LeisureB                         $ 0                      $ 0                     $ 0                 $ 98

Medical DeliveryB                $ 0                      $ 0                     $ 0                 $ 55

Medical Equipment and SystemsB+  $ 0                      $ 0                     $ 0                 $ 5

MultimediaB                      $ 0                      $ 0                     $ 0                 $ 44

Natural GasB                     $ 0                      $ 0                     $ 0                 $ 18

Natural ResourcesB               $ 0                      $ 0                     $ 0                 $ 2

Paper and Forest ProductsB       $ 0                      $ 0                     $ 0                 $ 6

Precious Metals and MineralsB    $ 0                      $ 0                     $ 0                 $ 53

Regional BanksB                  $ 0                      $ 0                     $ 0                 $ 439

RetailingB                       $ 0                      $ 0                     $ 0                 $ 91

Software and Computer ServicesB  $ 0                      $ 0                     $ 0                 $ 191

TechnologyB                      $ 0                      $ 0                     $ 0                 $ 240

TelecommunicationsB              $ 0                      $ 0                     $ 0                 $ 263

TransportationB                  $ 0                      $ 0                     $ 0                 $ 10

Utilities GrowthB                $ 0                      $ 0                     $ 0                 $ 138

Money MarketB                    $ 0                      $ 0                     $ 0                 $ 326

TOTAL COMPENSATION FROM THE      $ 0                      $ 0                    $ 0                  $ 223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                        Phyllis Burke Davis  Robert  M. Gates   E. Bradley Jones  Donald J. Kirk  Peter S. Lynch**
FUNDA

Air TransportationB            $ 36                 $ 36               $ 36              $ 36            $ 0

AutomotiveB                    $ 19                 $ 20               $ 19              $ 20            $ 0

BiotechnologyB                 $ 191                $ 193              $ 192             $ 194           $ 0

Brokerage and Investment       $ 248                $ 253              $ 251             $ 255           $ 0
ManagementB

Business Services and          $ 17                 $ 17               $ 17              $ 18            $ 0
OutsourcingB

ChemicalsB                     $ 17                 $ 17               $ 17              $ 17            $ 0

ComputersB                     $ 311                $ 315              $ 313             $ 315           $ 0

Construction and HousingB      $ 27                 $ 28               $ 27              $ 28            $ 0

Consumer IndustriesB           $ 26                 $ 26               $ 26              $ 27            $ 0

Cyclical IndustriesB           $ 1                  $ 1                $ 1               $ 1             $ 0

Defense and AerospaceB         $ 20                 $ 20               $ 20              $ 20            $ 0

Developing CommunicationsB     $ 94                 $ 96               $ 95              $ 96            $ 0

ElectronicsB                   $ 751                $ 761              $ 756             $ 763           $ 0

EnergyB                        $ 49                 $ 49               $ 49              $ 50            $ 0

Energy ServiceB                $ 238                $ 242              $ 240             $ 243           $ 0

Environmental ServicesB        $ 7                  $ 7                $ 7               $ 7             $ 0

Financial ServicesB            $ 213                $ 216              $ 214             $ 218           $ 0

Food and AgricultureB          $ 79                 $ 80               $ 79              $ 80            $ 0

GoldB                          $ 72                 $ 72               $ 72              $ 73            $ 0

Health CareB,C,D               $ 832                $ 842              $ 837             $ 848           $ 0

Home FinanceB                  $ 481                $ 488              $ 485             $ 493           $ 0

Industrial EquipmentB          $ 15                 $ 15               $ 15              $ 15            $ 0

Industrial MaterialsB          $ 6                  $ 6                $ 6               $ 6             $ 0

InsuranceB                     $ 38                 $ 39               $ 39              $ 39            $ 0

LeisureB                       $ 96                 $ 98               $ 97              $ 99            $ 0

Medical DeliveryB              $ 54                 $ 55               $ 55              $ 56            $ 0

Medical Equipment and
SystemsB+                      $ 5                  $ 5                $ 5               $ 5             $ 0

MultimediaB                    $ 43                 $ 44               $ 43              $ 44            $ 0

Natural GasB                   $ 18                 $ 18               $ 18              $ 19            $ 0

Natural ResourcesB             $ 2                  $ 2                $ 2               $ 2             $ 0

Paper and Forest ProductsB     $ 6                  $ 6                $ 6               $ 6             $ 0

Precious Metals and MineralsB  $ 52                 $ 53               $ 53              $ 53            $ 0

Regional BanksB                $ 433                $ 440              $ 437             $ 443           $ 0

RetailingB                     $ 90                 $ 91               $ 91              $ 92            $ 0

Software and Computer
ServicesB                      $ 188                $ 191              $ 189             $ 192           $ 0

TechnologyB                    $ 237                $ 240              $ 239             $ 240           $ 0

TelecommunicationsB            $ 259                $ 263              $ 261             $ 265           $ 0

TransportationB                $ 10                 $ 10               $ 10              $ 10            $ 0

Utilities GrowthB              $ 136                $ 138              $ 137             $ 138           $ 0

Money MarketB                  $ 322                $ 326              $ 323             $ 330           $ 0

TOTAL COMPENSATION FROM THE    $ 220,500            $ 223,500          $222,000          $ 226,500        $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                      William O. McCoy   Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen **  Thomas R. Williams
FUNDA

Air TransportationB         $ 36              $ 44                  $ 36            $ 0                 $ 36

AutomotiveB                 $ 20              $ 24                  $ 20            $ 0                 $ 20

BiotechnologyB              $ 193             $ 237                 $ 193           $ 0                 $ 193

Brokerage and Investment    $ 253             $ 309                 $ 253           $ 0                 $ 253
ManagementB

Business Services and       $ 17              $ 21                  $ 17            $ 0                 $ 17
OutsourcingB

ChemicalsB                  $ 17              $ 21                  $ 17            $ 0                 $ 17

ComputersB                  $ 315             $ 385                 $ 315           $ 0                 $ 315

Construction and HousingB   $ 28              $ 34                  $ 28            $ 0                 $ 28

Consumer IndustriesB        $ 26              $ 32                  $ 26            $ 0                 $ 26

Cyclical IndustriesB        $ 1               $ 2                   $ 1             $ 0                 $ 1

Defense and AerospaceB      $ 20              $ 25                  $ 20            $ 0                 $ 20

Developing CommunicationsB  $ 96              $ 117                 $ 96            $ 0                 $ 96

ElectronicsB                $ 761             $ 931                 $ 761           $ 0                 $ 761

EnergyB                     $ 49              $ 60                  $ 49            $ 0                 $ 49

Energy ServiceB             $ 242             $ 296                 $ 242           $ 0                 $ 242

Environmental ServicesB     $ 7               $ 9                   $ 7             $ 0                 $ 7

Financial ServicesB         $ 216             $ 264                 $ 216           $ 0                 $ 216

Food and AgricultureB       $ 80              $ 98                  $ 80            $ 0                 $ 80

GoldB                       $ 72              $ 89                  $ 72            $ 0                 $ 72

Health CareB,C,D            $ 842             $ 1,031               $ 842           $ 0                 $ 842

Home FinanceB               $ 488             $ 598                 $ 488           $ 0                 $ 488

Industrial EquipmentB       $ 15              $ 18                  $ 15            $ 0                 $ 15

Industrial MaterialsB       $ 6               $ 7                   $ 6             $ 0                 $ 6

InsuranceB                  $ 39              $ 48                  $ 39            $ 0                 $ 39

LeisureB                    $ 98              $ 120                 $ 98            $ 0                 $ 98

Medical DeliveryB           $ 55              $ 67                  $ 55            $ 0                 $ 55

Medical Equipment and
SystemsB+                   $ 5               $ 6                   $ 5             $ 0                 $ 5

MultimediaB                 $ 44              $ 54                  $ 44            $ 0                 $ 44

Natural GasB                $ 18              $ 23                  $ 18            $ 0                 $ 18

Natural ResourcesB          $ 2               $ 3                   $ 2             $ 0                 $ 2

Paper and Forest ProductsB  $ 6               $ 8                   $ 6             $ 0                 $ 6

Precious Metals and
MineralsB                   $ 53              $ 65                  $ 53            $ 0                 $ 53

Regional BanksB             $ 440             $ 539                 $ 440           $ 0                 $ 440

RetailingB                  $ 91              $ 112                 $ 91            $ 0                 $ 91

Software and Computer
ServicesB                   $ 191             $ 233                 $ 191           $ 0                 $ 191

TechnologyB                 $ 240             $ 294                 $ 240           $ 0                 $ 240

TelecommunicationsB         $ 263             $ 322                 $ 263           $ 0                 $ 263

TransportationB             $ 10              $ 12                  $ 10            $ 0                 $ 10

Utilities GrowthB           $ 138             $ 169                 $ 138           $ 0                 $ 138

Money MarketB               $ 326             $ 396                 $ 326           $ 0                 $ 326

TOTAL COMPENSATION FROM
THE                         $ 223,500          $ 273,500             $ 220,500      $ 0                 $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds   , Ms. Johnson     and Mr.
Burkhead are compensated by FMR.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $   379    ; Phyllis Burke
Davis, $   379    ; Robert M. Gates, $   379    ; E. Bradley Jones,
$   379    ; Donald J. Kirk, $   379    ; William O. McCoy,
$   379    ; Gerald C. McDonough, $   443    ; Marvin L. Mann,
$   379    ; and Thomas R. Williams, $   379    .

   D     Certain of the non-interested Trustees' aggregate
compensation from a fund includes accrued voluntary deferred
compensation as follows:    Ralph F. Cox, $321, Health Care; William
O. McCoy, $321, Health Care; Marvin L. Mann, $263, Health Care; and Thomas R. Williams, $321, Health Care.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 1999, approximately    15.71% and 38.73% of Natural
Resources' and Cyclical Industries'     total outstanding shares
w   ere     held by an FMR affiliate. FMR Corp. is the ultimate parent company of FMR this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers"
section on page    355    , Mr. Edward C. Johnson 3d, President and
Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's
deemed ownership of    Natural Resources' and Cyclical Industries'
shares, the Trustees, Members of the Advisory Board, and officers of
the funds owned, in the aggregate, less than    1    % of each fund's
total outstanding shares.

As of February 28, 1999, the following owned of record or beneficially 5% or more (up to and including 25%) of each fund's outstanding shares:

   Air Transportation: First Trust Corporation, Denver, CO (5.80%)

   Energy: Boston College, Boston, MA (5.64%)

   Natural Resources: FMR Capital, Boston, MA (15.71%)

As of February 28, 1999, approximately    38.73    % of    Cyclical
Industries'     total outstanding shares were held by    FMR Capital,
Boston, Massachusetts.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FIMM, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   MANAGEMENT FEES.     For the services of FMR under the management
contract, the money market fund pays FMR a monthly management fee which has three components: a group fee rate, an individual fund fee rate, and an income-based component of 6% of the fund's monthly gross income in excess of an annualized 5% yield. For this purpose, gross income includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. The maximum income-based component is an amount equal to an annual rate of 0.24% of the fund's average net assets throughout the month.

   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the money market fund.


MONEY MARKET FUND

Group Fee Rate Schedule                Effective Annual Fee Rates
Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 0.5 billion    .3700%

 3 - 6                .3400              25              .2664

 6 - 9                .3100              50              .2188

 9 - 12               .2800              75              .1986

 12 - 15              .2500              100             .1869

 15 - 18              .2200              125             .1793

 18 - 21              .2000              150             .1736

 21 - 24              .1900              175             .1690

 24 - 30              .1800              200             .1652

 30 - 36              .1750              225             .1618

 36 - 42              .1700              250             .1587

 42 - 48              .1650              275             .1560

 48 - 66              .1600              300             .1536

 66 - 84              .1550              325             .1514

 84 - 120             .1500              350             .1494

 120 - 156            .1450              375             .1476

 156 - 192            .1400              400             .1459

 192 - 228            .1350              425             .1443

 228 - 264            .1300              450             .1427

 264 - 300            .1275              475             .1413

 300 - 336            .1250              500             .1399

 336 - 372            .1225              525             .1385

 372 - 408            .1200              550             .1372

 408 - 444            .1175

 444 - 480            .1150

 480 - 516            .1125

 Over 516             .1100


   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $707 billion of group net assets - the approximate level for February 1999 - was 0.1312%, which is the weighted average of the respective fee rates for each level of group net assets up to $707 billion.

   The money market fund's individual fund fee rate is 0.03%.
One-twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income-based component is added.

   For the services of FMR under the management contract, each stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The following is the fee schedule for the stock funds.


STOCK FUNDS

Group Fee Rate SchedulE                 Effective Annual Fee RateS
Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $ 0.5 billion    .5200%

 3 - 6                .4900               25              .4238

 6 - 9                .4600               50              .3823

 9 - 12               .4300               75              .3626

 12 - 15              .4000               100             .3512

 15 - 18              .3850               125             .3430

 18 - 21              .3700               150             .3371

 21 - 24              .3600               175             .3325

 24 - 30              .3500               200             .3284

 30 - 36              .3450               225             .3249

 36 - 42              .3400               250             .3219

 42 - 48              .3350               275             .3190

 48 - 66              .3250               300             .3163

 66 - 84              .3200               325             .3137

 84 - 102             .3150               350             .3113

 102 - 138            .3100               375             .3090

 138 - 174            .3050               400             .3067

 174 - 210            .3000               425             .3046

 210 - 246            .2950               450             .3024

 246 - 282            .2900               475             .3003

 282 - 318            .2850               500             .2982

 318 - 354            .2800               525             .2962

 354 - 390            .2750               550             .2942

 390 - 426            .2700

 426 - 462            .2650

 462 - 498            .2600

 498 - 534            .2550

 Over 534             .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   707     billion of group net assets - the approximate
level for February 1999 - was    0.2843    %, which is the weighted
average of the respective fee rates for each level of group net assets
up to $   707     billion.

Each stock fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for February
1999, each stock fund's annual management fee rate would be calculated as follows:


             Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Stock Funds  0.2843%         +  0.30%                     =  0.5843%



One-twelfth of the management fee rate is applied to each stock fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.


Fund                            Fiscal Years Ended February 28  Management Fees Paid to FMR

Air Transportation              1999                            $ 573,138

                                1998                            $ 378,349

                                1997                            $ 539,940

Automotive                      1999                            $ 357,296

                                1998                            $ 369,375

                                1997                            $ 726,743

Biotechnology                   1999                            $ 3,390,377

                                1998                            $ 3,442,469

                                1997                            $ 4,324,960

Brokerage and Investment        1999                            $ 4,267,725
Management

                                1998                            $ 2,493,991

                                1997                            $ 448,938

Business Services and           1999                            $ 326,653
Outsourcing

                                1998*                           $ 2,948

Chemicals                       1999                            $ 276,652

                                1998                            $ 496,851

                                1997                            $ 745,680

Computers                       1999                            $ 6,013,190

                                1998                            $ 3,921,116

                                1997                            $ 3,309,228

Construction and Housing        1999                            $ 490,439

                                1998                            $ 155,730

                                1997                            $ 408,988

Consumer Industries             1999                            $ 457,965

                                1998                            $ 161,119

                                1997                            $ 154,434

Cyclical Industries             1999                            $ 22,236

                                1998**                          $ 21,141

Defense and Aerospace           1999                            $ 312,058

                                1998                            $ 381,060

                                1997                            $ 268,010

Developing Communications       1999                            $ 1,854,817

                                1998                            $ 1,420,790

                                1997                            $ 1,856,888

Electronics                     1999                            $ 13,375,808

                                1998                            $ 14,146,742

                                1997                            $ 7,859,173

Energy                          1999                            $ 825,294

                                1998                            $ 1,137,325

                                1997                            $ 1,066,783

Energy Service                  1999                            $ 3,826,822

                                1998                            $ 5,735,646

                                1997                            $ 2,790,650

Environmental Services          1999                            $ 122,145

                                1998                            $ 165,498

                                1997                            $ 252,081

Fund                            Fiscal Years Ended February 28  Management Fees Paid to FMR

Financial Services              1999                            $ 3,668,034

                                1998                            $ 2,799,557

                                1997                            $ 1,661,452

Food and Agriculture            1999                            $ 1,335,082

                                1998                            $ 1,473,308

                                1997                            $ 1,682,437

Gold                            1999                            $ 1,216,228

                                1998                            $ 1,664,398

                                1997                            $ 2,501,556

Health Care                     1999                            $ 14,851,440

                                1998                            $ 9,512,189

                                1997                            $ 7,661,331

Home Finance                    1999                            $ 7,895,622

                                1998                            $ 7,971,664

                                1997                            $ 4,201,147

Industrial Equipment            1999                            $ 249,535

                                1998                            $ 358,194

                                1997                            $ 560,442

Industrial Materials            1999                            $ 94,263

                                1998                            $ 178,398

                                1997                            $ 590,927

Insurance                       1999                            $ 645,431

                                1998                            $ 657,447

                                1997                            $ 204,881

Leisure                         1999                            $ 1,721,162

                                1998                            $ 853,326

                                1997                            $ 643,761

Medical Delivery                1999                            $ 909,497

                                1998                            $ 949,169

                                1997                            $ 1,307,251

Medical Equipment and Systems   1999***                         $ 80,475

Multimedia                      1999                            $ 768,461

                                1998                            $ 355,794

                                1997                            $ 513,562

Natural Gas                     1999                            $ 301,788

                                1998                            $ 489,011

                                1997                            $ 679,330

Natural Resources               1999                            $ 38,307

                                1998**                          $ 38,241

Paper and Forest Products       1999                            $ 87,942

                                1998                            $ 144,890

                                1997                            $ 194,763

Precious Metals and Minerals    1999                            $ 882,668

                                1998                            $ 1,160,570

                                1997                            $ 2,005,219

Regional Banks                  1999                            $ 7,314,180

                                1998                            $ 6,188,500

                                1997                            $ 2,534,699

Fund                            Fiscal Years Ended February 28  Management Fees Paid to FMR

Retailing                       1999                            $ 1,658,052

                                1998                            $ 911,425

                                1997                            $ 1,338,783

Software and Computer Services  1999                            $ 3,378,317

                                1998                            $ 2,593,824

                                1997                            $ 2,546,782

Technology                      1999                            $ 4,515,599

                                1998                            $ 3,293,787

                                1997                            $ 2,800,144

Telecommunications              1999                            $ 4,615,660

                                1998                            $ 2,473,329

                                1997                            $ 2,878,937

Transportation                  1999                            $ 142,306

                                1998                            $ 341,054

                                1997                            $ 50,368

Utilities Growth                1999                            $ 2,410,584

                                1998                            $ 1,639,699

                                1997                            $ 1,440,039

Money Market                    1999                            $ 1,853,858

                                1998                            $ 1,715,272

                                1997                            $ 1,584,080



* Business Services and Outsourcing commenced operations of February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes,
   securities lending fees,     brokerage commissions, and
extraordinary expenses) which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

During the past three fiscal periods, FMR voluntarily agreed to reimburse the funds if and to the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table below shows the
dollar amount of management fees incurred under each    applicable
fund's     contract before reimbursement; and the dollar amount of
management fees reimbursed by FMR under the expense reimbursement for each period.


Name of Fund              Aggregate Operating Expense  Fiscal Years Ended February 28  Management Fee Before
                          Limitation                                                   Reimbursement

Construction and Housing  2.50%                        1998                            $ 155,730

Cyclical Industries       2.50%                        1999                            $ 22,236

                                                       1998                            $ 21,141

Natural Resources         2.50%                        1999                            $ 38,307

                                                       1998                            $ 38,241

Business Services and     2.50%                        1998                            $ 2,948
Outsourcing

Transportation            2.50%                        1997                            $ 75,979




Name of Fund              Amount of Management Fee
                          Reimbursement

Construction and Housing  $ 9,992

Cyclical Industries       $ 22,236

                          $ 21,141

Natural Resources         $ 38,307

                          $ 38,241

Business Services and     $ 2,948
Outsourcing

Transportation            $ 25,611


SUB-ADVISER. On behalf of the money market fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary
responsibility for choosing investments for the fund.    Prior to
January 23, 1998,     FMR Texas Inc. (FMR Texas) had primary
responsibility for providing investment management services to the fund. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.

Under the terms of the sub-advisory agreement for the money market fund, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the money market fund, for the fiscal years ended
February 28, 1998 and 1997, FMR paid FMR Texas fees of $857,636 and $792,040, respectively. On behalf of the money market fund, for the fiscal year ended February 28, 1999, FMR paid FIMM fees of
$   926,930.

On behalf of the stock funds, FMR has entered into subadvisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of the stock funds, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

On behalf of the stock funds, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.

For providing investment advice and research services, fees paid to FMR U.K. and FMR Far East on behalf of the stock funds for the past three fiscal years are shown in the table below.


                                FEES PAID BY FMR TO FOREIGN SUB-ADVISERS
Fund                            FEES PAID BY FMR TO FMR U.K.   FEES PAID BY FMR TO FMR FAR EAST

                                1999     1998      1997        1999     1998      1997

Air Transportation              $ 2,553  $ 3,327   $ 1,385     $ 2,411  $ 3,202   $ 1,429

Automotive                       6,503    4,434     16,190      5,175    4,325     14,746

Biotechnology                    5,639    11,836    57,555      4,245    10,833    55,421

Brokerage and Investment         35,636   13,584    1,593       31,379   13,185    1,549
Management

Business Services and            65       6*        --          48       5*        --
Outsourcing

Chemicals                        1,562    5,873     11,460      1,516    5,590     11,730

Computers                        17,784   15,517    14,494      13,154   15,486    14,124

Construction and Housing         583      6         463         525      5         439

Consumer Industries              1,246    474       190         1,024    455       189

Cyclical Industries              13       40**      --          9        40**      --

Defense and Aerospace            0        1,692     928         0        1,755     853

Developing Communications        40,270   19,094    16,341      32,779   18,708    15,580

Electronics                      82,887   147,596   26,600      72,615   143,650   22,356

Energy                           22,599   25,414    27,154      18,894   24,716    25,283

Energy Service                   40,212   51,145    26,346      35,640   49,720    25,339

Environmental Services           17       2,414     1,352       19       2,242     1,317

Financial Services               4,454    439       0           3,790    424       0

Food and Agriculture             18,053   5,707     1,856       15,039   5,521     1,799

Gold                             20,125   --        --          15,199   --        --

Health Care                      97,086   96,459    140,931     78,047   95,116    132,786

Home Finance                     9,249    14,065    13,987      9,829    13,533    12,464

Industrial Equipment             590      736       1,764       533      746       1,518

Industrial Materials             35       1,579     12,985      35       1,540     12,586

Insurance                        917      770       153         879      746       146

Leisure                          7,018    1,740     2,080       5,868    1,685     1,990

Medical Delivery                 0        216       741         0        187       642

Medical Equipment and Systems    73***    --        --          63***    --        --

Multimedia                       1,632    711       3,001       1,301    694       2,963

Natural Gas                      1,450    182       786         1,150    154       660

Natural Resources                1,041    559**     --          851      554**     --

Paper and Forest Products        1,858    809       1,218       1,762    772       1,118

Precious Metals and Minerals     48,237   42,196    104,793     39,878   40,224    101,856

Regional Banks                   3,255    6,772     2,772       3,095    6,544     2,458

Retailing                        0        0         1,846       0        0         1,805

Software and Computer Services   14,881   14,371    16,414      13,002   13,791    15,288

Technology                       86,248   23,941    16,385      66,343   25,181    14,600

Telecommunications               47,989   37,699    24,984      39,416   36,443    25,546

Transportation                   502      571       563         474      575       539

Utilities Growth                 3,104    3,855     3,110       2,777    3,672     3,012



* Business Services and Outsourcing commenced operations of February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K. and FMR Far East on behalf of the stock funds for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

For fiscal 1997, FDC collected, in the aggregate, $550,208 of deferred sales charges from the total value of shares redeemed by shareholders in all funds. On October 12, 1990, the funds' 2.00% sales charge was increased to 3.00% and the 1.00% deferred sales charge was eliminated. For fiscal 1997, FDC collected, in the aggregate, $51,023,883 of front-end sales charges. The following table shows the sales charge revenue retained by FDC for fiscal 1997.

                                Fiscal Year Ended  Sales Charge Revenue  Deferred Sales Charge Revenue

Air Transportation              Feb. 28, 1997      $ 668,390             $ 1,386

Automotive                      Feb. 28, 1997       466,135               2,159

Biotechnology                   Feb. 28, 1997       1,854,442             41,551

Brokerage and Investment        Feb. 28, 1997       903,649               1,311
Management

Chemicals                       Feb. 28, 1997       579,393               6,478

Computers                       Feb. 28, 1997       2,540,952             5,155

Construction and Housing        Feb. 28, 1997       174,919               1,261

Consumer Industries             Feb. 28, 1997       169,639               682

Defense and Aerospace           Feb. 28, 1997       292,571               1,408

Developing Communications       Feb. 28, 1997       733,692               7,987

Electronics                     Feb. 28, 1997       9,021,074             9,923

Energy                          Feb. 28, 1997       1,029,850             14,667

Energy Service                  Feb. 28, 1997       4,165,989             10,974

Environmental Services          Feb. 28, 1997       177,009               9,944

Financial Services              Feb. 28, 1997       1,400,884             8,487

Food and Agriculture            Feb. 28, 1997       1,095,115             7,683

Gold                            Feb. 28, 1997       1,162,696             43,678

Health Care                     Feb. 28, 1997       2,553,184             69,909

Home Finance                    Feb. 28, 1997       5,869,188             4,653

Industrial Equipment            Feb. 28, 1997       252,021               2,660

Industrial Materials            Feb. 28, 1997       866,268               4,072

Insurance                       Feb. 28, 1997       248,750               1,364

Leisure                         Feb. 28, 1997       282,104               14,717

Medical Delivery                Feb. 28, 1997       567,463               6,016

Multimedia                      Feb. 28, 1997       338,283               4,261

Natural Gas                     Feb. 28, 1997       682,901               2,332

Paper and Forest Products       Feb. 28, 1997       126,407               2,892

Precious Metals and Minerals    Feb. 28, 1997       669,762               45,427

Regional Banks                  Feb. 28, 1997       3,497,512             3,702

Retailing                       Feb. 28, 1997       838,536               4,812

Software and Computer Services  Feb. 28, 1997       1,921,006             5,034

Technology                      Feb. 28, 1997       1,543,709             36,252

Telecommunications              Feb. 28, 1997       1,182,016             30,536

Transportation                  Feb. 28, 1997       101,332               682

Utilities Growth                Feb. 28, 1997       238,618               38,523

Money Market                    Feb. 28, 1997       2,788,424             97,630


Sales charge revenues collected and retained by FDC for the fiscal years 1999 and 1998 are shown in the table below.


                                               Sales Charge Revenue                          Deferred Sales Charge Revenue

                            Fiscal Year Ended  Amount  Paid to FDC   Amount Retained by FDC  Amount  Paid to FDC

Air Transportation          Feb. 28, 1999      $ 432,957             $ 423,538               $ 2,545

                            Feb. 28, 1998       299,325               290,774                 946

Automotive                  Feb. 28, 1999       151,425               151,425                 1,131

                            Feb. 28, 1998       70,085                69,822                  597

Biotechnology               Feb. 28, 1999       1,182,620             1,176,547               23,624

                            Feb. 28, 1998       1,105,374             1,099,427               31,256

Brokerage and Investment    Feb. 28, 1999       4,817,568             4,806,902               5,812
Management

                            Feb. 28, 1998       4,327,828             4,314,336               2,431

Business Services and       Feb. 28, 1999       661,865               661,865                 106
Outsourcing

                            Feb. 28, 1998*      61,937                61,787                  0

Chemicals                   Feb. 28, 1999       45,096                44,178                  7,081

                            Feb. 28, 1998       84,712                84,544                  7,955

Computers                   Feb. 28, 1999       9,062,985             9,053,383               5,657

                            Feb. 28, 1998       3,518,068             3,494,034               6,144

Construction and Housing    Feb. 28, 1999       451,157               449,854                 653

                            Feb. 28, 1998       257,572               257,391                 240

Consumer Industries         Feb. 28, 1999       342,823               339,350                 208

                            Feb. 28, 1998       84,756                79,995                  805

Cyclical Industries         Feb. 28, 1999       16,210                16,210                  0

                            Feb. 28, 1998**     36,552                36,552                  0

Defense and Aerospace       Feb. 28, 1999       127,643               125,494                 824

                            Feb. 28, 1998       312,026               309,320                 1,329

Developing Communications   Feb. 28, 1999       1,740,638             1,737,968               3,177

                            Feb. 28, 1998       479,806               477,848                 6,980

Electronics                 Feb. 28, 1999       7,287,169             7,252,407               10,633

                            Feb. 28, 1998       20,665,782            20,595,342              10,101

Energy                      Feb. 28, 1999       570,198               567,585                 12,418

                            Feb. 28, 1998       600,122               592,780                 14,514

Energy Service              Feb. 28, 1999       3,272,526             3,265,721               9,358

                            Feb. 28, 1998       10,530,278            10,501,244              11,289

Environmental Services      Feb. 28, 1999       29,658                28,390                  7,574

                            Feb. 28, 1998       42,162                42,118                  6,428

Financial Services          Feb. 28, 1999       2,154,649             2,152,071               13,596

                            Feb. 28, 1998       2,098,142             2,087,581               8,343

Food and Agriculture        Feb. 28, 1999       373,556               371,478                 5,955

                            Feb. 28, 1998       682,877               665,203                 5,255

Gold                        Feb. 28, 1999       691,742               685,928                 19,578

                            Feb. 28, 1998       916,845               902,000                 27,084

Health Care                 Feb. 28, 1999       10,991,959            10,970,853              58,978

                            Feb. 28, 1998       4,316,495             4,275,358               56,845

Home Finance                Feb. 28, 1999       4,255,219             4,241,642               13,199

                            Feb. 28, 1998       9,770,117             9,751,663               5,349

Industrial Equipment        Feb. 28, 1999       25,189                24,472                  1,074

                            Feb. 28, 1998       60,451                60,217                  2,151

Industrial Materials        Feb. 28, 1999       12,710                12,337                  1,065

                            Feb. 28, 1998       21,426                20,666                  2,207

Insurance                   Feb. 28, 1999       351,928               351,772                 1,491

                            Feb. 28, 1998       686,986               664,282                 786

Leisure                     Feb. 28, 1999       956,242               946,671                 10,919

                            Feb. 28, 1998       457,999               448,102                 13,069

                                               Sales Charge Revenue                          Deferred Sales Charge Revenue

                            Fiscal Year Ended  Amount  Paid to FDC   Amount Retained by FDC  Amount  Paid to FDC

Medical Delivery            Feb. 28, 1999      $ 324,894             $ 324,831               $ 6,973

                            Feb. 28, 1998       212,167               208,986                 6,095

Medical Equipment and
Systems                     Feb. 28, 1999***    283,524               283,524                 2,642

Multimedia                  Feb. 28, 1999       599,274               596,505                 1,687

                            Feb. 28, 1998       304,729               289,533                 739

Natural Gas                 Feb. 28, 1999       123,203               121,320                 982

                            Feb. 28, 1998       288,000               286,855                 2,018

Natural Resources           Feb. 28, 1999       24,488                24,488                  8

                            Feb. 28, 1998**     81,304                81,304                  26

Paper and Forest Products   Feb. 28, 1999       45,535                45,535                  737

                            Feb. 28, 1998       82,389                81,018                  2,161

Precious Metals and
Minerals                    Feb. 28, 1999       418,114               414,477                 18,943

                            Feb. 28, 1998       590,860               588,609                 30,793

Regional Banks              Feb. 28, 1999       3,590,683             3,579,211               8,288

                            Feb. 28, 1998       7,288,315             7,262,004               4,790

Retailing                   Feb. 28, 1999       1,568,122             1,565,474               2,870

                            Feb. 28, 1998       622,003               618,590                 2,757

Software and Computer
Services                    Feb. 28, 1999       1,939,605             1,925,580               4,793

                            Feb. 28, 1998       1,272,908             1,258,051               5,910

Technology                  Feb. 28, 1999       5,573,254             5,562,533               32,321

                            Feb. 28, 1998       2,082,341             2,072,865               22,926

Telecommunications          Feb. 28, 1999       3,594,841             3,578,078               12,323

                            Feb. 28, 1998       1,091,356             1,084,052               16,675

Transportation              Feb. 28, 1999       94,851                93,190                  657

                            Feb. 28, 1998       168,254               167,042                 925

Utilities Growth            Feb. 28, 1999       1,250,178             1,246,320               21,580

                            Feb. 28, 1998       629,220               601,884                 22,382

Money Market                Feb. 28, 1999       1,708,692             1,617,903               67,970

                            Feb. 28, 1998       2,402,715             2,223,313               95,881






                                Amount Retained by FDC

Air Transportation              $ 2,545

                                 946

Automotive                       1,131

                                 597

Biotechnology                    23,624

                                 31,256

Brokerage and Investment         5,812
Management

                                 2,431

Business Services and            106
Outsourcing

                                 0

Chemicals                        7,081

                                 7,955

Computers                        5,657

                                 6,144

Construction and Housing         653

                                 240

Consumer Industries              208

                                 805

Cyclical Industries              0

                                 0

Defense and Aerospace            824

                                 1,329

Developing Communications        3,177

                                 6,980

Electronics                      10,633

                                 10,101

Energy                           12,418

                                 14,514

Energy Service                   9,358

                                 11,289

Environmental Services           7,574

                                 6,428

Financial Services               13,596

                                 8,343

Food and Agriculture             5,955

                                 5,255

Gold                             19,578

                                 27,084

Health Care                      58,978

                                 56,845

Home Finance                     13,199

                                 5,349

Industrial Equipment             1,074

                                 2,151

Industrial Materials             1,065

                                 2,207

Insurance                        1,491

                                 786

Leisure                          10,919

                                 13,069



                                Amount Retained by FDC

Medical Delivery                $ 6,973

                                 6,095

Medical Equipment and Systems    2,642

Multimedia                       1,687

                                 739

Natural Gas                      982

                                 2,018

Natural Resources                8

                                 26

Paper and Forest Products        737

                                 2,161

Precious Metals and Minerals     18,943

                                 30,793

Regional Banks                   8,288

                                 4,790

Retailing                        2,870

                                 2,757

Software and Computer Services   4,793

                                 5,910

Technology                       32,321

                                 22,926

Telecommunications               12,323

                                 16,675

Transportation                   657

                                 925

Utilities Growth                 21,580

                                 22,382

Money Market                     67,970

                                 95,881


* Business Services and Outsourcing commenced operations on February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

For the stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

In addition, FSC collects a $7.50 exchange fee for each exchange out of a stock fund.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each stock fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the money market fund are 0.0150% for the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, and 0.0010% of average net assets in excess of $10 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

The annual rates for pricing and bookkeeping services for the stock funds are 0.0750% for the first $500 million of average net assets, 0.0550% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.


                                PRICING AND BOOKKEEPING FEES

                                FISCAL 1999                   FISCAL 1998  FISCAL 1997

Air Transportation              $ 98,333                      $ 73,865     $ 92,138

Automotive                       67,412                        65,849       120,805

Biotechnology                    518,521                       538,574      612,580

Brokerage and Investment         593,407                       404,906      88,697
Management

Business Services and            60,809                        5,000*      N/A
Outsourcing

Chemicals                        62,258                        83,611       123,784

Computers                        746,605                       578,646      520,629

Construction and Housing         80,383                        60,209       76,325

Consumer Industries              75,037                        61,506       60,450

Cyclical Industries              60,050                        59,755**    N/A

Defense and Aerospace            68,157                        68,287       61,443

Developing Communications        287,287                       239,077      308,377

Electronics                      967,497                       802,315      799,758

Energy                           135,861                       191,416      177,681

Energy Service                   545,287                       680,412      445,567

Environmental Services           57,141                        60,348       64,394

Financial Services               543,141                       465,691      276,349

Food and Agriculture             220,104                       246,634      279,388

Gold                             199,332                       280,044      416,410

Health Care                      964,925                       800,697      805,100

Home Finance                     753,655                       791,859      596,198

Industrial Equipment             60,400                        65,050       93,288

Industrial Materials             60,350                        60,356       98,357

Insurance                        106,572                       114,165      60,415

Leisure                          279,815                       143,851      107,125

Medical Delivery                 150,958                       161,193      215,825

Medical Equipment and Systems    50,606***                    N/A          N/A

Multimedia                       124,969                       68,383       85,280

Natural Gas                      60,991                        82,484       113,435

Natural Resources                60,054                        59,758**    N/A

Paper and Forest Products        60,339                        60,338       60,429

Precious Metals and Minerals     145,054                       195,123      333,124

Regional Banks                   777,110                       749,121      408,850

Retailing                        268,863                       153,141      222,542

Software and Computer Services   517,970                       436,026      419,686

Technology                       622,874                       524,451      466,774

Telecommunications               625,067                       410,851      479,593

Transportation                   61,603                        64,993       60,368

Utilities Growth                 389,868                       274,740      239,403

Money Market                     120,261                       111,447      108,892



* Business Services and Outsourcing commenced operations on February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

For administering each stock fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

For the fiscal years ended February 1999, 1998, and 1997, no securities lending fees were incurred by those funds not listed below.

Securities lending fees paid by the funds to FSC for the past three fiscal years are shown in the table below.


                                SECURITIES LENDING FEES

                                FISCAL 1999              FISCAL 1998  FISCAL 1997

Biotechnology                   $ 18,000                 $ 8,740      $ 9,415

Chemicals                        395                      4,265        770

Computers                        17,470                   11,975       6,265

Construction and Housing         355                      298          445

Electronics                      14,330                   31,045       13,690

Energy                           365                      575          2,320

Energy Service                   125                      2,025        1,290

Financial Services               275                      775          0

Food and Agriculture             2,160                    5,870        0

Gold                             435                      1,255        3,065

Health Care                      13,910                   7,995        7,915

Medical Delivery                 2,510                    1,275        8,900

Regional Banks                   145                      2,730        3,860

Precious Metals and Minerals     285                      965          710

Retailing                        125                      2,570        4,965

Software and Computer Services   7,605                    18,840       5,940

Technology                       11,065                   20,865       16,005

Telecommunications               57,445                   10,585       10,530

Transportation                   625                      3,155        0

Utilities Growth                 6,915                    2,530        780



DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Fidelity Select Portfolios is an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. On June 1, 1998, American Gold Portfolio changed its name from American Gold Portfolio to "Gold Portfolio." On July 18, 1996, Consumer Products Portfolio changed its name from Consumer Products Portfolio to "Consumer Industries Portfolio." On August 3, 1994, Utilities Portfolio changed its name from Utilities Portfolio to "Utilities Growth Portfolio." On April 30, 1994, Broadcast and Media Portfolio changed its name from Broadcast and Media Portfolio to "Multimedia Portfolio." Currently, there are 40 funds in Fidelity Select Portfolios: Air Transportation Portfolio, Automotive Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Services Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Paper and Forest Products Portfolio, Precious Metals and Minerals Portfolio, Regional Banks Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, and Money Market Portfolio. The Trustees are permitted to create additional funds in the trust.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of the stock funds. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the money market fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR.    PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts     serves as independent accountant    for each
fund    . The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended February 28, 1999, and report of the auditor, are included in the funds' Annual Report and are incorporated herein by reference.

APPENDIX

Select Portfolios, Fidelity, Fidelity Investments & (Pyramid   )
Design, Fidelity Focus, Fidelity Investments, and Magellan, are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

PART C.  OTHER INFORMATION

Item 23.             Exhibits.

 (a) Amended and Restated Declaration of Trust, dated May 13, 1998, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 65.

 (b) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File no. 2-50318) Post-Effective Amendment No. 87.

 (c) Not applicable.

 (d)(1) Management Contracts, dated June 1, 1998, between the Trust's Air Transportation, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries, Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Gold, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Multimedia, Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth, and Money Market Portfolios and Fidelity Management & Research Company, are incorporated herein by reference to Exhibits d(1)(a-jj) of Post-Effective Amendment No. 65.

    (2) Sub-Advisory Agreements, dated March 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, with respect to the Registrant's Air Transportation, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and
        Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.

    (3) Sub-Advisory Agreement, dated January 1, 1990, between Fidelity Management & Research Company and FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) with respect to the Money Market Portfolio, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 51.

    (4) Management Contract, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Management & Research
        Company, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment 58.

    (5) Management Contract, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Management & Research
        Company, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment 58.

    (6) Sub-Advisory Agreement, dated January 16, 1997, between
        Fidelity Management & Research (U.K.) Inc. and Fidelity
        Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment 59.

    (7) Sub-Advisory Agreement, dated January 16, 1997, between
        Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment 59.

    (8) Sub-Advisory Agreement, dated January 16, 1997, between
        Fidelity Management & Research (U.K.) Inc. and Fidelity
        Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment 59.

    (9) Sub-Advisory Agreement, dated January 16, 1997, between
        Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment 59.

   (10) Management Contract, dated December 18, 1997, between Business Services and Outsourcing Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to
        Exhibit 5(j) of Post-Effective Amendment No. 62.

   (11) Management Contract, dated December 18, 1997, between Medical Equipment and Systems Portfolio and Fidelity Management &
        Research Company, is incorporated herein by reference to
        Exhibit 5(k) of Post-Effective Amendment No. 64.

   (12) Sub-Advisory Agreement, dated December 18, 1997, between
        Fidelity Management & Research (U.K.) Inc. and Fidelity
        Management & Research Company on behalf of Business Services and Outsourcing Portfolio, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.

   (13) Sub-Advisory Agreement, dated December 18, 1997, Fidelity
        Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Business Services and
        Outsourcing Portfolio, is incorporated herein by reference to
        Exhibit 5(m) of Post-Effective Amendment No. 62.

   (14) Sub-Advisory Agreement, dated December 18, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Medical Equipment and Systems Portfolio, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 65.

   (15) Sub-Advisory Agreement, dated December 18, 1997, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Medical Equipment and Systems Portfolio, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 65.

   (16) Sub-Advisory Agreement, dated June 1, 1998, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Gold Portfolio, is incorporated herein by reference to Exhibit d(16) of Post-Effective
        Amendment No. 65.

   (17) Sub-Advisory Agreement, dated June 1, 1998, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Gold Portfolio, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 65.

 (e)(1) General Distribution Agreements, dated April 1, 1987, between the Registrant's Air Transportation, Gold (formerly American
        Gold), Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and
        Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.

    (2) Amendment to General Distribution Agreements, dated January 1, 1988, between the Registrant's Air Transportation, Gold (formerly American Gold), Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Industrial Equipment (formerly Capital Goods), Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 51.

    (3) General Distribution Agreement, dated June 29, 1989, between the Registrant's Environmental Services Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 51.

    (4) General Distribution Agreement, dated June 14, 1990, between the Registrant's Consumer Industries (formerly Consumer
        Products) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 51.

    (5) General Distribution Agreement, dated June 14, 1990 between the Registrant's Developing Communications Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 51.

    (6) General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity
        Distributors Corporation, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.

    (7) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.

    (8) General Distribution Agreement, dated April 1, 1987, between the Registrant's Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.

    (9) General Distribution Agreement, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity
        Distributors Corporation, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment 59.

   (10) General Distribution Agreement, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment 59.

   (11) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Natural Gas, Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 57.

   (12) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Fidelity Select Natural Gas Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 57.

   (13) General Distribution Agreement, dated December 18, 1997, between Business Services and Outsourcing Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 62.

   (14) General Distribution Agreement, between Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(n) of Post-Effective No. 64.

   (15) Form of Bank Agency Agreement (most recently revised January,
        1997), is filed herein as Exhibit e(15).

   (16) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is filed herein as Exhibit e(16).

 (f)(1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 54.

    (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

 (g)(1) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios are incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 56.

    (2) Appendix A, dated November 19, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g(2) of Fidelity Contrafund's (File No. 2-25235) Post-Effective Amendment No. 53.

    (3) Appendix B, dated December 17, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g(3) of Fidelity Contrafund's (File No. 2-25235) Post-Effective Amendment No. 53.

    (4) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

    (5) Appendix A, dated September 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(2) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.

    (6) Appendix B, dated December 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(3) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.

    (7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (11) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (13) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit g(13).

   (14) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolios, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit g(14).

   (15) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit g(15).

   (16) Forms of Custodian Agreement and Appendix B and C, between Brown Brothers Harriman & Company and Fidelity Select
        Portfolios on behalf of Business Services and Outsourcing
        Portfolio and Medical Equipment and Systems Portfolio is filed herein as Exhibit g(16).

 (h) Not applicable.

 (i) Not applicable.

 (j) Consent of PricewaterhouseCoopers LLP, dated April 26, 1999 is filed herein as Exhibit j(1).

 (k) Not applicable.

 (l) Not applicable.

 (m) Not applicable.

 (n) Financial Data Schedules for the funds are filed herein as
     Exhibit 27.

 (o) Not applicable.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.
Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Brian Clancy               Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR,
                           FIMM, FMR U.K., FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.;
                           Treasurer of Strategic
                           Advisers, Inc.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of
                           funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Associate General
                           Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR;
                           Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR;
                           Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR
                           and Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR;
                           Director of Technical
                           Research.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR;  Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel and Clerk of FMR and
                           Secretary of funds advised
                           by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Brian Clancy            Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Stephen G. Manning      Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East and FIMM.



Sarah H. Zenoble        Senior Vice President and
                        Director of Operations and
                        Compliance.

(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Brian Clancy            Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K. and FIMM.



Stephen G. Manning      Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited.






(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     Contra Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, and FMR
                        U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        and FMR Far East;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Brian Clancy            Treasurer of FIMM, FMR Far
                        East, FMR U.K., and FMR and
                        Vice President of FMR.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp. and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Secretary of
                        FIMM; Associate General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FIMM, FMR
                        U.K. and FMR Far East.



Stephen G. Manning      Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.





Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services

   Not applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems
Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 66 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of April 1999.

      Fidelity Select Portfolios
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                      (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          April 26, 1999
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Richard A. Silver             Treasurer                      April 26, 1999


Richard A. Silver



/s/Robert C. Pozen               Trustee                        April 26, 1999


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        April 26, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        April 26, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        April 26, 1999
**

Robert M. Gates



/s/E. Bradley Jones              Trustee                        April 26, 1999
*

E. Bradley Jones



/s/Donald J. Kirk                Trustee                        April 26, 1999
*

Donald J. Kirk



/s/Peter S. Lynch                Trustee                        April 26, 1999
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        April 26, 1999
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        April 26, 1999
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        April 26, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        April 26, 1999
*

Thomas R. Williams

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy


/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough


/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann


/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
__________________

Donald J. Kirk



POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997

Robert M. Gates